Portfolio of Investments October 31, 2024
Core Plus Bond ETF (NCPB)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.6%
CORPORATE DEBT - 39.3%
FINANCIALS - 13.8%
$ 50,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 47,018
220,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000 10/29/28 204,220
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 206,160
75,000 Agree LP 4.800 10/01/32 72,535
40,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 40,188
425,000 Bank of America Corp 5.202 04/25/29 429,174
370,000 Bank of America Corp 5.468 01/23/35 375,500
75,000 Bank of America Corp 5.518 10/25/35 74,439
75,000 (b) Bank of America Corp 6.125 N/A 76,182
55,000 (b) Bank of New York Mellon Corp/The 4.700 N/A 54,537
55,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 43,445
115,000 (a) BNP Paribas SA 5 .335 06/12/29 116,424
200,000 (a),(b) BNP Paribas SA 8.500 N/A 208,825
220,000 Brixmor Operating Partnership LP 3.850 02/01/25 219,166
95,000 Brixmor Operating Partnership LP 2.250 04/01/28 86,504
40,000 (b) Capital One Financial Corp 3.950 N/A 37,643
95,000 Centene Corp 3.000 10/15/30 82,284
75,000 (b) Charles Schwab Corp/The 5.375 N/A 74,612
50,000 Citibank NA 5.570 04/30/34 51,484
230,000 Citigroup Inc 4.910 05/24/33 225,147
75,000 (b) Citigroup Inc 7.000 N/A 79,374
70,000 (b) Citigroup Inc 7.625 N/A 74,481
25,000 (b) Citigroup Inc 4.000 N/A 24,328
30,000 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 28,844
100,000 Deutsche Bank AG/New York NY 6.819 11/20/29 105,411
60,000 (b) Discover Financial Services 6.125 N/A 59,835
50,000 Elevance Health Inc 5.125 02/15/53 46,091
50,000 (b) Equitable Holdings Inc 4.950 N/A 49,452
145,000 Federal Realty OP LP 1.250 02/15/26 138,325
55,000 (a) FirstCash Inc 6.875 03/01/32 55,627
55,000 (a) Five Corners Funding Trust II 2.850 05/15/30 49,310
150,000 Goldman Sachs Group Inc/The 5.016 10/23/35 146,461
30,000 (b) Goldman Sachs Group Inc/The 7.379 N/A 30,119
80,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 85,531
115,000 Hartford Financial Services Group Inc/The 2.800 08/19/29 104,909
45,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 47,138
50,000 Highwoods Realty LP 2.600 02/01/31 41,737
200,000 (b) HSBC Holdings PLC 8.000 N/A 209,852
30,000 (a) HUB International Ltd 7.250 06/15/30 31,003
70,000 (b) Huntington Bancshares Inc/OH 5.625 N/A 69,713
70,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 65,213
300,000 JPMorgan Chase & Co 4.851 07/25/28 300,417
350,000 JPMorgan Chase & Co 4 .946 10/22/35 343,060
55,000 (b) JPMorgan Chase & Co 6.875 N/A 58,117
50,000 (b) JPMorgan Chase & Co 3.650 N/A 48,391
40,000 Kennedy-Wilson Inc 4.750 03/01/29 36,669
100,000 Kite Realty Group LP 4.950 12/15/31 98,140
45,000 (a) Liberty Mutual Group Inc 3.951 10/15/50 33,443
55,000 (b) M&T Bank Corp 3.500 N/A 50,039
80,000 (b) MetLife Inc 3.850 N/A 78,285
125,000 Mid-America Apartments LP 2.750 03/15/30 112,682
100,000 Morgan Stanley 4.654 10/18/30 98,621
150,000 Morgan Stanley 5.320 07/19/35 150,565
250,000 Morgan Stanley Bank NA 4.968 07/14/28 251,391
25,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 17,704
50,000 Navient Corp 5.500 03/15/29 47,631
35,000 (b) Northern Trust Corp 4.600 N/A 34,669
55,000 OneMain Finance Corp 5.375 11/15/29 52,711
60,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 61,433

Portfolio of Investments October 31, 2024
(continued)
Core Plus Bond ETF (NCPB)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 70,000 (a) PennyMac Financial Services Inc 7.875% 12/15/29 $ 73,288
75,000 Piedmont Operating Partnership LP 9.250 07/20/28 82,509
40,000 (b) PNC Financial Services Group Inc/The 3.400 N/A 36,870
30,000 (b) PNC Financial Services Group Inc/The 6.200 N/A 30,251
70,000 Prudential Financial Inc 5.125 03/01/52 67,645
50,000 Reinsurance Group of America Inc 5.750 09/15/34 50,958
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 47,435
85,000 (b) State Street Corp 6.700 N/A 87,509
30,000 (b) Truist Financial Corp 4.950 N/A 29,651
60,000 (b) Truist Financial Corp 6.669 N/A 59,680
130,000 (a) UBS Group AG 6.442 08/11/28 134,959
40,000 UnitedHealth Group Inc 5.050 04/15/53 37,682
40,000 (b) Wells Fargo & Co 3.900 N/A 38,739
100,000 (b) Wells Fargo & Co 7.625 N/A 107,479
TOTAL FINANCIALS 7,026,864
INDUSTRIAL - 22.6%
45,000 AbbVie Inc 5.050 03/15/34 45,334
45,000 AbbVie Inc 5.400 03/15/54 45,340
40,000 (a) Academy Ltd 6.000 11/15/27 39,792
30,000 (a) Adient Global Holdings Ltd 4.875 08/15/26 29,565
45,000 (a) ADT Security Corp/The 4.875 07/15/32 41,937
30,000 (a) Ahead DB Holdings LLC 6.625 05/01/28 29,126
30,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 30,699
45,000 Amcor Flexibles North America Inc 4.000 05/17/25 44,751
50,000 Amcor Group Finance PLC 5.450 05/23/29 50,730
175,000 American Tower Corp 5.800 11/15/28 180,660
145,000 Amgen Inc 5.250 03/02/25 145,157
50,000 Amgen Inc 5.250 03/02/33 50,516
150,000 Amgen Inc 5.650 03/02/53 150,904
55,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.900 02/01/46 51,349
85,000 Anheuser-Busch InBev Worldwide Inc 5.000 06/15/34 85,425
30,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 30,333
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 30,056
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 30,136
30,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 31,534
30,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 27,636
35,000 (a) ASGN Inc 4.625 05/15/28 33,422
260,000 AT&T Inc 3.500 09/15/53 181,200
105,000 AT&T Inc 3.800 12/01/57 75,403
30,000 Ball Corp 6.875 03/15/28 30,837
30,000 (a) Bath & Body Works Inc 6.625 10/01/30 30,039
35,000 (a) Beacon Roofing Supply Inc 6.500 08/01/30 35,577
155,000 Berry Global Inc 1.570 01/15/26 148,783
50,000 (a) Block Inc 6.500 05/15/32 50,888
80,000 Boeing Co/The 3.250 02/01/28 75,113
155,000 Boeing Co/The 5.805 05/01/50 146,190
50,000 (a) Boost Newco Borrower LLC 7.500 01/15/31 52,711
200,000 (a) Brightline East LLC 11.000 01/31/30 180,615
275,000 Broadcom Inc 5.150 11/15/31 277,383
55,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 37,402
40,000 (a) Caesars Entertainment Inc 6.500 02/15/32 40,565
120,000 Canadian Pacific Railway Co 2.050 03/05/30 104,619
30,000 (a) Cargo Aircraft Management Inc 4.750 02/01/28 28,622
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 29,375
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 26,794
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 26,034
25,000 Cenovus Energy Inc 5.400 06/15/47 23,219
30,000 (a) Chart Industries Inc 7.500 01/01/30 31,202
115,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250 04/01/53 92,078
175,000 Cheniere Energy Partners LP 4.500 10/01/29 168,492

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 75,000 (a) CHS/Community Health Systems Inc 5.250% 05/15/30 $ 65,455
75,000 (a) Churchill Downs Inc 5.750 04/01/30 73,834
75,000 (a) Civitas Resources Inc 8.625 11/01/30 78,793
30,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 05/15/28 30,709
120,000 Comcast Corp 2.650 02/01/30 108,130
165,000 Comcast Corp 2.887 11/01/51 104,738
20,000 (a) Concentra Escrow Issuer Corp 6.875 07/15/32 20,524
125,000 Constellation Brands Inc 2.875 05/01/30 112,527
55,000 (a) Coty Inc/HFC Prestige Products Inc/HFC Prestige International US
LLC
6.625 07/15/30 56,078
40,000 (a) CSC Holdings LLC 5.500 04/15/27 35,601
55,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 55,298
90,000 CVS Health Corp 5.050 03/25/48 77,646
40,000 (a) DaVita Inc 4.625 06/01/30 36,825
30,000 (a) DaVita Inc 6.875 09/01/32 30,156
55,000 Diamondback Energy Inc 4.400 03/24/51 44,040
60,000 (a) DISH Network Corp 11.750 11/15/27 63,157
40,000 (a) DT Midstream Inc 4.125 06/15/29 37,562
35,000 Enbridge Inc 8.500 01/15/84 38,886
30,000 Encompass Health Corp 4.500 02/01/28 29,181
65,000 (b) Energy Transfer LP 6.500 N/A 64,795
120,000 Enterprise Products Operating LLC 4.450 02/15/43 105,059
50,000 (a) EQM Midstream Partners LP 4.500 01/15/29 48,132
30,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 28,000
50,000 (a) Flutter Treasury DAC 6.375 04/29/29 51,141
95,000 Ford Motor Credit Co LLC 6.950 03/06/26 96,868
35,000 Ford Motor Credit Co LLC 7.350 03/06/30 37,127
200,000 (a) Ford Otomotiv Sanayi AS 7.125 04/25/29 203,150
55,000 (a) Frontier Communications Holdings LLC 5.875 10/15/27 54,882
30,000 (a) Garda World Security Corp 4.625 02/15/27 29,210
35,000 (a) Gen Digital Inc 6.750 09/30/27 35,601
185,000 General Motors Financial Co Inc 4.900 10/06/29 182,423
80,000 (b) General Motors Financial Co Inc 5.700 N/A 77,208
20,000 (b) General Motors Financial Co Inc 5.750 N/A 19,379
40,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 01/15/27 40,711
30,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 27,162
30,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 26,351
35,000 (a) Group 1 Automotive Inc 4.000 08/15/28 32,860
200,000 (a) Grupo Aeromexico SAB de CV 8.250 11/15/29 199,500
30,000 (a) H&E Equipment Services Inc 3.875 12/15/28 27,701
50,000 Haleon US Capital LLC 3.625 03/24/32 45,807
130,000 HCA Inc 3.500 09/01/30 119,238
15,000 HCA Inc 5.900 06/01/53 14,831
75,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 78,414
120,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 121,775
30,000 (a) Hologic Inc 3.250 02/15/29 27,551
55,000 Honeywell International Inc 5.250 03/01/54 54,919
55,000 (a) Iliad Holding SASU 6.500 10/15/26 55,439
30,000 (a) Imola Merger Corp 4.750 05/15/29 29,002
30,000 (a) IQVIA Inc 6.500 05/15/30 30,817
50,000 (a) Iron Mountain Inc 7.000 02/15/29 51,416
50,000 (a) Kinetik Holdings LP 6.625 12/15/28 51,068
50,000 (a) Kodiak Gas Services LLC 7.250 02/15/29 51,396
40,000 Kohl's Corp
4.625
05/01/31 33,173
150,000 Kroger Co/The 4.600 08/15/27 150,345
50,000 Kroger Co/The 5.000 09/15/34 49,181
50,000 Kroger Co/The 5.500 09/15/54 48,556
45,000 L3Harris Technologies Inc 5.400 07/31/33 45,655
40,000 Lamar Media Corp 4.875 01/15/29 38,892
30,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 31,332
80,000 (a) Level 3 Financing Inc 10.500 05/15/30 87,500
200,000 (a) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 214,500

Portfolio of Investments October 31, 2024
(continued)
Core Plus Bond ETF (NCPB)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 (a) Light & Wonder International Inc 7.500% 09/01/31 $ 30,990
30,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 30,415
55,000 Lowe's Cos Inc 4.250 04/01/52 44,377
50,000 Marathon Oil Corp 5.300 04/01/29 50,897
80,000 Marathon Petroleum Corp 4.750 09/15/44 68,274
30,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 27,833
60,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 61,457
60,000 MGM Resorts International 6.125 09/15/29 59,788
60,000 (a) Michaels Cos Inc/The 5.250 05/01/28 43,175
58,000 (a) Mineral Resources Ltd 9.250 10/01/28 61,061
100,000 MPLX LP 1.750 03/01/26 96,050
75,000 MPLX LP 2.650 08/15/30 65,998
30,000 Newell Brands Inc 6.375 09/15/27 30,319
100,000 Nutrien Ltd 4.900 03/27/28 100,724
25,000 Occidental Petroleum Corp 6.600 03/15/46 25,602
200,000 (a) OCP SA 5.125 06/23/51 153,295
100,000 ONEOK Inc 5.050 11/01/34 97,028
125,000 ONEOK Inc 5.700 11/01/54 120,528
50,000 (a) Open Text Holdings Inc 4.125 02/15/30 45,902
40,000 Oracle Corp 4.900 02/06/33 39,465
110,000 Oracle Corp 5.375 09/27/54 104,654
60,000 O'Reilly Automotive Inc 4.200 04/01/30 58,016
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 28,425
40,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 36,480
30,000 Paramount Global 6.375 03/30/62 27,774
30,000 (a) Parkland Corp/Canada 4.625 05/01/30 27,574
60,000 (a) Permian Resources Operating LLC 7.000 01/15/32 61,206
170,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 166,353
50,000 Philip Morris International Inc 4.750 11/01/31 49,209
55,000 Phillips 66 Co 5.300 06/30/33 55,087
40,000 (a) Post Holdings Inc 6.250 02/15/32 40,444
175,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 174,814
30,000 (a) Primo Water Holdings Inc 4.375 04/30/29 28,264
100,000 Roper Technologies Inc 2 .000 06/30/30 85,576
75,000 RTX Corp 6.000 03/15/31 79,435
95,000 Salesforce Inc 2.700 07/15/41 68,693
50,000 (a) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 51,912
75,000 (a) Sirius XM Radio Inc 4.125 07/01/30 67,100
30,000 (a) Sirius XM Radio Inc 3.875 09/01/31 25,780
30,000 (a) SM Energy Co 6.750 08/01/29 29,815
75,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 77,890
35,000 (a) Standard Industries Inc/NY 5.000 02/15/27 34,275
30,000 (a) Sunoco LP 7.000 05/01/29 30,947
30,000 (a) Sunrise FinCo I BV 4.875 07/15/31 27,450
55,000 Sysco Corp 6.600 04/01/50 61,787
30,000 Tenet Healthcare Corp 6 .125 10/01/28 29,971
30,000 Tenet Healthcare Corp 4.375 01/15/30 28,126
150,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 142,994
330,000 T-Mobile USA Inc 2.250 11/15/31 277,272
75,000 TotalEnergies Capital SA 5.488 04/05/54 74,515
25,000 Transcanada Trust 5.500 09/15/79 24,016
30,000 (a) TransDigm Inc 6.875 12/15/30 30,752
25,000 (a) Transocean Inc 8.750 02/15/30 26,422
60,000 (a) Tronox Inc 4 .625 03/15/29 54,437
75,000 Unilever Capital Corp 4.625 08/12/34 73,519
40,000 United Rentals North America Inc 4.000 07/15/30 36,940
65,000 (a) Univision Communications Inc 4.500 05/01/29 57,705
25,000 (a) US LIQUIDSCO0 6.176 10/01/54 24,742
85,000 USA Compression Partners LP / USA Compression Finance Corp 6.875 09/01/27 85,405
65,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 59,243
75,000 (a) Venture Global LNG Inc 9.875 02/01/32 81,865
235,000 Verizon Communications Inc 1.750 01/20/31 194,884

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 (a) Vmed O2 UK Financing I PLC 4.750% 07/15/31 $ 25,981
40,000 Vodafone Group PLC 4.125 06/04/81 35,971
35,000 (a) VZ Secured Financing BV 5.000 01/15/32 31,419
30,000 Walmart Inc 2.500 09/22/41 21,305
30,000 Walmart Inc 4.500 04/15/53 27,313
50,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 51,680
125,000 Warnermedia Holdings Inc 5 .141 03/15/52 94,152
50,000 Waste Management Inc 4.950 03/15/35 49,631
30,000 (a) WESCO Distribution Inc 7.250 06/15/28 30,706
40,000 Williams Cos Inc/The 5.650 03/15/33 40,983
50,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 52,621
30,000 (a) ZF North America Capital Inc 6.750 04/23/30 29,572
TOTAL INDUSTRIAL 11,561,030
UTILITY - 2.9%
130,000 AEP Transmission Co LLC 5.400 03/15/53 129,105
130,000 Ameren Illinois Co 4.950 06/01/33 129,720
70,000 Atmos Energy Corp 5.000 12/15/54 65,235
40,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 38,800
75,000 CMS Energy Corp 4.750 06/01/50 72,138
45,000 Consolidated Edison Co of New York Inc 5.700 05/15/54 46,519
55,000 Dominion Energy Inc 3.300 04/15/41 41,039
35,000 Dominion Energy Inc 7.000 06/01/54 37,240
35,000 DTE Electric Co 5.400 04/01/53 35,219
60,000 Duke Energy Carolinas LLC 4.250 12/15/41 52,338
65,000 Duke Energy Carolinas LLC 5.400 01/15/54 64,548
125,000 Florida Power & Light Co 4.800 05/15/33 123,449
205,000 Georgia Power Co 2.650 09/15/29 187,025
45,000 Interstate Power and Light Co 3.100 11/30/51 29,877
55,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 57,592
75,000 NiSource Inc 1.700 02/15/31 61,977
40,000 NRG Energy Inc 5.750 01/15/28 40,022
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 28,598
50,000 PECO Energy Co 2.800 06/15/50 32,258
50,000 Public Service Co of Colorado 4.050 09/15/49 39,516
45,000 (b) Sempra 4.875 N/A 44,622
75,000 (a) Talen Energy Supply LLC 8.625 06/01/30 80,905
30,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 27,991
TOTAL UTILITY 1,465,733
TOTAL CORPORATE DEBT
(Cost $20,065,495) 20,053,627
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.1%
GOVERNMENT AGENCY - 1.8%
250,000 Aeropuerto Internacional de Tocumen SA 4.000 08/11/41 196,500
200,000 (a) Corp Nacional del Cobre de Chile 6.150 10/24/36 204,669
200,000 Indian Railway Finance Corp Ltd 3.835 12/13/27 194,369
25,000 (a) NOVA Chemicals Corp 5.250 06/01/27 24,537
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 05/21/28 202,941
150,000 Petrobras Global Finance BV 5.500 06/10/51 121,849
TOTAL GOVERNMENT AGENCY 944,865
SOVEREIGN DEBT - 2.3%
225,000 Angolan Government International Bond 8.750 04/14/32 203,625
275,000 Colombia Government International Bond 5 .000 06/15/45 187,891
250,000 (a) Hungary Government International Bond 2.125 09/22/31 200,060
200,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 181,259
225,000 Republic of South Africa Government International Bond 6.250 03/08/41 202,322
200,000 (a) Saudi Government International Bond 5.000 01/16/34 198,836
TOTAL SOVEREIGN DEBT 1,173,993
TOTAL GOVERNMENT RELATED
(Cost $2,118,013) 2,118,858

Portfolio of Investments October 31, 2024
(continued)
Core Plus Bond ETF (NCPB)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 38.4%
$ 250,000 (a) Avis Budget Rental Car Funding AESOP LLC 6.180% 10/20/27 $ 250,467
250,000 BANK5 5.769 06/15/57 256,918
250,000 (a) BBCMS Trust 4.957 08/10/35 220,171
150,000 (a) BBCMS Trust 2018-CBM 6.101 07/15/37 148,517
200,000 Benchmark Mortgage Trust 4.306 02/15/51 171,427
250,000 Benchmark Mortgage Trust 3.493 12/15/62 207,900
150,000 (a) BX Trust 8.143 05/15/38 151,669
199,498 (a) BX TRUST 7.255 08/15/39 200,246
250,000 COMM Mortgage Trust 3.630 10/10/48 246,372
150,000 COMM Mortgage Trust 4.516 05/10/51 125,297
300,000 (a) Connecticut Avenue Securities Trust 8.407 05/25/43 320,167
25,000 (a) Connecticut Avenue Securities Trust 7.957 06/25/43 26,179
185,000 (a) Connecticut Avenue Securities Trust 9.607 06/25/43 201,238
93,500 (a) DB Master Finance LLC 4.030 11/20/47 90,664
198,626 DBJPM Mortgage Trust 2.632 08/10/49 191,923
150,000 (a) DBSG Mortgage Trust 6.595 06/10/37 151,432
377,451 Fannie Mae Pool FN FS1533 3.000 04/01/52 328,428
87,923 Fannie Mae Pool FN FS7299 3.000 05/01/52 76,422
370,033 Fannie Mae Pool FN MA4600 3.500 05/01/52 331,102
353,873 Fannie Mae Pool FN MA4624 3.000 06/01/52 305,158
178,190 Fannie Mae Pool FN MA4625 3.500 06/01/52 159,478
718,823 Fannie Mae Pool FN MA4684 4.500 06/01/52 682,672
683,403 Fannie Mae Pool FN MA4700 4.000 07/01/52 631,619
562,862 Fannie Mae Pool FN MA4733 4.500 09/01/52 534,949
625,017 Fannie Mae Pool FN MA4784 4.500 10/01/52 594,269
288,412 Fannie Mae Pool FN MA4785 5.000 10/01/52 280,745
1,203,512 Fannie Mae Pool FN MA4804 4.000 11/01/52 1,112,316
741,081 Fannie Mae Pool FN MA4805 4.500 11/01/52 704,330
828,337 Fannie Mae Pool FN MA4978 5.000 04/01/53 805,672
476,067 Fannie Mae Pool FN MA5039 5.500 06/01/53 471,862
154,584 Fannie Mae Pool FN MA5089 4.000 07/01/53 142,949
380,483 Fannie Mae Pool FN MA5106 5.000 08/01/53 369,856
641,995 Fannie Mae Pool FN MA5165 5 .500 10/01/53 636,041
209,479 Fannie Mae Pool FN MA5247 6.000 01/01/54 210,843
287,438 Fannie Mae Pool FN MA5353 5.500 05/01/54 284,769
78,580 Fannie Mae REMICS 2.000 08/25/50 52,385
54,724 Fannie Mae REMICS 3 .500 04/25/52 41,575
445,861 Freddie Mac Pool FR RA6766 2.500 02/01/52 373,906
64,276 Freddie Mac Pool FR SD4810 3.000 04/01/52 56,010
224,215 Freddie Mac Pool FR SD8220 3.000 06/01/52 193,328
751,076 Freddie Mac Pool FR SD8231 4.500 07/01/52 713,309
27,171 Freddie Mac REMICS 2.000 09/25/50 17,789
185,000 (a) Freddie Mac STACR REMIC Trust 8.647 04/25/42 199,980
25,000 (a) Freddie Mac STACR REMIC Trust 8.207 05/25/42 26,065
200,000 (a) Freddie Mac STACR REMIC Trust 8.557 09/25/42 210,969
150,000 (a) Frontier Issuer LLC 6.600 08/20/53 153,027
52,721 Ginnie Mae II Pool G2 MA7419 3.000 06/20/51 46,292
127,514 Ginnie Mae II Pool G2 MA7768 3.000 12/20/51 111,895
288,028 Ginnie Mae II Pool G2 MA8149 3.500 07/20/52 260,360
425,587 Ginnie Mae II Pool G2 MA8267 4.000 09/20/52 396,566
202,167 Ginnie Mae II Pool G2 MA8489 4.500 12/20/52 193,231
150,000 (a) GS Mortgage Securities Corp Trust 2022-AGSS 7.022 08/15/39 150,319
125,000 GS Mortgage Securities Trust 3.980 02/10/48 123,915
250,000 GS Mortgage Securities Trust 3.826 03/10/50 234,689
95,583 (a) GS Mortgage-Backed Securities Trust 4.346 12/25/52 83,563
250,000 (a) Hertz Vehicle Financing III LP 2.520 12/27/27 231,886
184,285 (a) J.P. Morgan Mortgage Trust 3.188 12/25/51 149,862
186,668 (a) J.P. Morgan Mortgage Trust 3.286 05/25/52 147,687
78,296 (a) JP Morgan Mortgage Trust 5.415 10/26/48 78,611
185,137 (a) JP Morgan Mortgage Trust 3.214 01/25/52 145,197
185,497 (a) JP Morgan Mortgage Trust 3.343 04/25/52 147,366
77,013 (a) JP Morgan Mortgage Trust 2021-11 2.500 01/25/52 61,735

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 80,621 (a) JP Morgan Mortgage Trust Series 3.000% 05/25/54 $ 67,167
100,000 JPMCC Commercial Mortgage Securities Trust 3.702 07/15/50 74,433
150,000 JPMDB Commercial Mortgage Securities Trust 3.694 03/15/50 144,086
250,000 (a) Magnetite XXIII Ltd 7.937 01/25/35 252,291
150,000 (a) MetroNet Infrastructure Issuer LLC 7.590 04/20/54 154,806
250,000 (a) MetroNet Infrastructure Issuer LLC 10.860 04/20/54 260,794
88,535 (a) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 79,333
200,143 (a) MVW 2021-1W LLC 1.940 01/22/41 190,074
175,000 (a) One Bryant Park Trust 2019-OBP 2.516 09/15/54 152,878
435,417 (a) RCKT Mortgage Trust 2.500 06/25/51 349,035
218,576 (a) Sequoia Mortgage Trust 2020-1 3.850 02/25/50 172,458
600,000 (a) Sierra Timeshare Receivables Funding LLC 4.980 08/20/41 596,892
150,000 (a) Subway Funding LLC 6.028 07/30/54 151,416
147,375 (a) Taco Bell Funding LLC 2.294 08/25/51 130,156
150,000 (a) TX Trust 6.395 06/15/39 149,509
255,711 (a) VR Funding LLC 2.790 11/15/50 234,696
186,476 (a) Wendy's Funding LLC 3.884 03/15/48 178,847
TOTAL SECURITIZED
(Cost $19,618,255) 19,564,455
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 14.8%
175,000 United States Treasury Note/Bond 3.500 09/30/29 169,955
603,000 United States Treasury Note/Bond 3.625 09/30/31 581,424
1,110,000 United States Treasury Note/Bond 3.875 08/15/34 1,073,925
1,365,000 United States Treasury Note/Bond 4.125 08/15/44 1,281,820
2,092,000 United States Treasury Note/Bond 4.625 05/15/54 2,140,704
2,400,000 United States Treasury Note/Bond - When Issued 4.375 08/15/54 2,309,625
TOTAL U.S. TREASURY
(Cost $7,786,641) 7,557,453
TOTAL LONG-TERM INVESTMENTS
(Cost $49,588,404) 49,294,393
OTHER ASSETS & LIABILITIES, NET - 3.4% 1,715,827
NET ASSETS - 100% $ 51,010,220

Portfolio of Investments October 31, 2024
(continued)
Core Plus Bond ETF (NCPB)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 20,053,627 $ – $ 20,053,627
Government Related – 2,118,858 – 2,118,858
Securitized – 19,564,455 – 19,564,455
U.S. Treasury – 7,557,453 – 7,557,453
Total
$ – $ 49,294,393 $ – $ 49,294,393
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $13,595,586 or 27.6% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.

Portfolio of Investments October 31, 2024
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
CORPORATE DEBT - 41.5%
FINANCIALS - 17.3%
$ 18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 01/30/26 $ 17,308
18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450 10/29/26 17,181
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625 10/15/27 4,964
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000 10/29/28 928
50,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.150 09/30/30 52,502
38,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300 01/30/32 33,411
4,000 Aetna Inc 4.500 05/15/42 3,398
10,000 Aetna Inc 4.750 03/15/44 8,561
10,000 Affiliated Managers Group Inc 3.300 06/15/30 9,078
11,000 Air Lease Corp 1.875 08/15/26 10,453
7,000 Air Lease Corp 2.200 01/15/27 6,617
8,000 Air Lease Corp 3.625 04/01/27 7,752
22,000 Air Lease Corp 3.250 10/01/29 20,301
10,000 Air Lease Corp 3.000 02/01/30 9,027
23,000 Alexandria Real Estate Equities Inc 3 .550 03/15/52 16,206
50,000 Allstate Corp/The 5.250 03/30/33 50,427
28,000 Ally Financial Inc 2.200 11/02/28 24,881
11,000 Ally Financial Inc 8.000 11/01/31 12,239
30,000 American Express Co 5.098 02/16/28 30,237
40,000 American Express Co 6.489 10/30/31 43,086
50,000 American International Group Inc 4.750 04/01/48 45,321
19,000 Aon Corp 2.800 05/15/30 17,027
1,000 Aon Corp / Aon Global Holdings PLC 2.600 12/02/31 859
90,000 Aon Corp / Aon Global Holdings PLC 5.350 02/28/33 91,174
5,000 Ares Capital Corp 3.875 01/15/26 4,916
30,000 Ares Capital Corp 7.000 01/15/27 31,002
30,000 Arthur J Gallagher & Co 6.750 02/15/54 34,115
7,000 Assurant Inc 3.700 02/22/30 6,497
10,000 Assurant Inc 2.650 01/15/32 8,393
1,000 Athene Holding Ltd 6.150 04/03/30 1,046
30,000 Athene Holding Ltd 6.250 04/01/54 30,810
7,000 AXIS Specialty Finance PLC 4.000 12/06/27 6,798
40,000 Banco Santander SA 3.800 02/23/28 38,545
64,000 Banco Santander SA 2.749 12/03/30 54,919
44,000 Bank of America Corp 4.948 07/22/28 44,176
120,000 Bank of America Corp 5.015 07/22/33 119,193
130,000 Bank of America Corp 5.872 09/15/34 135,489
100,000 Bank of America Corp 5.518 10/25/35 99,252
10,000 Bank of Montreal 5.920 09/25/25 10,112
30,000 Bank of Montreal 4.567 09/10/27 29,949
60,000 Bank of New York Mellon Corp/The 4.947 04/26/27 60,287
50,000 (a) Bank of Nova Scotia/The 4.740 11/10/32 48,773
7,000 Bank of Nova Scotia/The 3.625 10/27/81 6,367
21,000 (a) BankUnited Inc 5.125 06/11/30 20,225
3,000 Barclays PLC 5.200 05/12/26 3,001
70,000 Barclays PLC 5.501 08/09/28 70,913
3,000 Barclays PLC 5.088 06/20/30 2,952
4,000 Barclays PLC 2.667 03/10/32 3,440
14,000 Barclays PLC 2.894 11/24/32 11,994
24,000 Barclays PLC 3.811 03/10/42 18,983
14,000 Blackstone Private Credit Fund 2.625 12/15/26 13,188
20,000 Blackstone Private Credit Fund 4.000 01/15/29 18,846
16,000 Blackstone Secured Lending Fund 2.125 02/15/27 14,811
50,000 Blackstone Secured Lending Fund 5.350 04/13/28 49,638
18,000 Blue Owl Capital Corp 4.250 01/15/26 17,716
1,000 Blue Owl Capital Corp 2.625 01/15/27 936
14,000 Blue Owl Credit Income Corp 4.700 02/08/27 13,652
14,000 (a) Brighthouse Financial Inc 5.625 05/15/30 14,314
24,000 Brown & Brown Inc 2.375 03/15/31 20,370

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Canadian Imperial Bank of Commerce 5.001% 04/28/28 $ 20,142
6,000 Capital One Financial Corp 1.878 11/02/27 5,657
44,000 Capital One Financial Corp 3.800 01/31/28 42,549
21,000 Capital One Financial Corp 4.927 05/10/28 21,035
7,000 Capital One Financial Corp 3.273 03/01/30 6,491
46,000 Capital One Financial Corp 2.359 07/29/32 37,108
31,000 Capital One Financial Corp 5.268 05/10/33 30,541
55,000 Charles Schwab Corp/The 5.643 05/19/29 56,388
36,000 CI Financial Corp 3.200 12/17/30 30,497
20,000 Citigroup Inc 4.450 09/29/27 19,752
61,000 Citigroup Inc 3.070 02/24/28 58,716
10,000 Citigroup Inc 4.658 05/24/28 9,967
50,000 Citigroup Inc 4.412 03/31/31 48,405
60,000 Citigroup Inc 4.910 05/24/33 58,734
170,000 Citigroup Inc 5.827 02/13/35 171,484
42,000 Citizens Financial Group Inc 2.500 02/06/30 36,828
8,000 CNA Financial Corp 3.900 05/01/29 7,702
8,000 CNO Financial Group Inc 5.250 05/30/29 7,957
20,000 Cooperatieve Rabobank UA 3.750 07/21/26 19,568
46,000 Corebridge Financial Inc 3.850 04/05/29 43,957
10,000 Deutsche Bank AG/New York NY 4.100 01/13/26 9,890
4,000 Deutsche Bank AG/New York NY 2.129 11/24/26 3,875
4,000 Deutsche Bank AG/New York NY 2.311 11/16/27 3,785
1,000 Deutsche Bank AG/New York NY 3.547 09/18/31 908
80,000 Deutsche Bank AG/New York NY 7.079 02/10/34 83,917
7,000 Discover Financial Services 4.500 01/30/26 6,962
8,000 Discover Financial Services 4.100 02/09/27 7,865
10,000 Discover Financial Services 7.964 11/02/34 11,490
40,000 Elevance Health Inc 5.650 06/15/54 39,863
10,000 Enact Holdings Inc 6.250 05/28/29 10,194
13,000 (a) Enstar Group Ltd 3.100 09/01/31 10,999
33,000 Equitable Holdings Inc 4.350 04/20/28 32,365
24,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 23,479
10,000 (b) Fairfax Financial Holdings Ltd 6.100 03/15/55 10,093
21,000 Fidelity National Financial Inc 3.400 06/15/30 19,043
2,000 Fifth Third Bancorp 1.707 11/01/27 1,883
13,000 Fifth Third Bancorp 3.950 03/14/28 12,639
40,000 Fifth Third Bancorp 6.361 10/27/28 41,479
11,000 First American Financial Corp 2.400 08/15/31 9,004
50,000 First American Financial Corp 5.450 09/30/34 48,520
10,000 First-Citizens Bank & Trust Co 6.125 03/09/28 10,337
11,000 FS KKR Capital Corp 3.250 07/15/27 10,349
16,000 GATX Corp 4.550 11/07/28 15,783
30,000 GATX Corp 6.050 03/15/34 31,480
10,000 Globe Life Inc 4.550 09/15/28 9,864
10,000 Goldman Sachs BDC Inc 2.875 01/15/26 9,742
16,000 Goldman Sachs Group Inc/The 1.948 10/21/27 15,128
70,000 Goldman Sachs Group Inc/The 4.482 08/23/28 69,465
54,000 Goldman Sachs Group Inc/The 2.615 04/22/32 46,487
66,000 Goldman Sachs Group Inc/The 2.383 07/21/32 55,634
50,000 Goldman Sachs Group Inc/The 5.016 10/23/35 48,820
81,000 Goldman Sachs Group Inc/The 6.450 05/01/36 87,504
23,000 Golub Capital BDC Inc 2.050 02/15/27 21,193
50,000 (b) HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 49,772
12,000 Hartford Financial Services Group Inc/The 2.800 08/19/29 10,947
20,000 Hartford Financial Services Group Inc/The 2.900 09/15/51 12,838
20,000 Hercules Capital Inc 3.375 01/20/27 18,954
130,000 HSBC Holdings PLC 6.547 06/20/34 137,781
96,000 HSBC Holdings PLC 6.800 06/01/38 103,851
12,000 Huntington Bancshares Inc/OH 2.550 02/04/30 10,579
30,000 ING Groep NV 4.050 04/09/29 29,031
8,000 Jackson Financial Inc 5.170 06/08/27 8,037

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 19,000 Jefferies Financial Group Inc 4.150% 01/23/30 $ 18,179
40,000 (a) Jefferies Financial Group Inc 2.750 10/15/32 33,224
6,000 JPMorgan Chase & Co 1.470 09/22/27 5,644
20,000 JPMorgan Chase & Co 6.070 10/22/27 20,511
50,000 JPMorgan Chase & Co 4.505 10/22/28 49,647
30,000 JPMorgan Chase & Co 2.069 06/01/29 27,265
4,000 JPMorgan Chase & Co 3.702 05/06/30 3,804
100,000 JPMorgan Chase & Co 4.603 10/22/30 98,620
6,000 JPMorgan Chase & Co 2.545 11/08/32 5,119
12,000 JPMorgan Chase & Co 4.912 07/25/33 11,881
220,000 JPMorgan Chase & Co 5.717 09/14/33 226,510
12,000 Kemper Corp 3.800 02/23/32 10,713
57,000 KeyCorp 2.550 10/01/29 50,766
12,000 Kimco Realty OP LLC 4.250 04/01/45 9,935
21,000 Lazard Group LLC 4.500 09/19/28 20,566
16,000 Lincoln National Corp 3.625 12/12/26 15,629
63,000 Lloyds Banking Group PLC 4.716 08/11/26 62,759
21,000 Main Street Capital Corp 3.000 07/14/26 20,050
20,000 Manufacturers & Traders Trust Co 4.650 01/27/26 19,921
10,000 Manufacturers & Traders Trust Co 3.400 08/17/27 9,589
19,000 Manulife Financial Corp 4.061 02/24/32 18,549
12,000 Markel Group Inc 3.350 09/17/29 11,130
20,000 Markel Group Inc 6.000 05/16/54 20,395
50,000 Marsh & McLennan Cos Inc 5.000 03/15/35 49,754
30,000 MetLife Inc 5.375 07/15/33 30,821
20,000 Mitsubishi UFJ Financial Group Inc 5.017 07/20/28 20,143
110,000 Mitsubishi UFJ Financial Group Inc 2.559 02/25/30 98,138
50,000 Mizuho Financial Group Inc 5.739 05/27/31 51,701
13,000 Morgan Stanley 4.350 09/08/26 12,911
2,000 Morgan Stanley 3.950 04/23/27 1,963
100,000 Morgan Stanley 5.042 07/19/30 100,315
110,000 Morgan Stanley 3.622 04/01/31 102,945
1,000 Morgan Stanley 4.889 07/20/33 984
120,000 Morgan Stanley 5.424 07/21/34 121,237
50,000 Morgan Stanley 6.627 11/01/34 54,817
1,000 Morgan Stanley 2.484 09/16/36 815
60,000 Nasdaq Inc 5.550 02/15/34 61,316
47,000 NatWest Group PLC 5.076 01/27/30 46,851
11,000 NNN REIT Inc 3.000 04/15/52 6,938
63,000 Nomura Holdings Inc 5.386 07/06/27 63,583
4,000 Nomura Holdings Inc 2.710 01/22/29 3,642
12,000 Nomura Holdings Inc 3.103 01/16/30 10,872
1,000 Nomura Holdings Inc 2.679 07/16/30 875
10,000 Oaktree Specialty Lending Corp 2.700 01/15/27 9,347
10,000 (b) Oaktree Strategic Credit Fund 6.500 07/23/29 9,969
7,000 Old Republic International Corp 3.875 08/26/26 6,884
10,000 ORIX Corp 4.000 04/13/32 9,292
50,000 PartnerRe Finance B LLC 4.500 10/01/50 45,725
10,000 PNC Bank NA 3.250 01/22/28 9,560
70,000 PNC Financial Services Group Inc/The 6.875 10/20/34 77,794
13,000 Prospect Capital Corp 3.437 10/15/28 11,231
7,000 Prudential Financial Inc 5.700 09/15/48 7,039
41,000 Prudential Financial Inc 3.700 10/01/50 37,194
7,000 Regency Centers LP 4.400 02/01/47 5,880
10,000 Regions Bank/Birmingham AL 6.450 06/26/37 10,370
24,000 Regions Financial Corp 1.800 08/12/28 21,362
10,000 Reinsurance Group of America Inc 3.150 06/15/30 9,096
10,000 Royal Bank of Canada 4.900 01/12/28 10,062
30,000 Royal Bank of Canada 5.200 08/01/28 30,484
50,000 Royal Bank of Canada 4.522 10/18/28 49,732
7,000 Santander Holdings USA Inc 3.244 10/05/26 6,762
30,000 Santander Holdings USA Inc 4.400 07/13/27 29,582

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 1,000 Santander Holdings USA Inc 2.490% 01/06/28 $ 943
30,000 Santander UK Group Holdings PLC 2.469 01/11/28 28,277
30,000 State Street Corp 5.159 05/18/34 30,302
12,000 Stifel Financial Corp 4.000 05/15/30 11,320
60,000 Sumitomo Mitsui Financial Group Inc 5.520 01/13/28 61,341
30,000 Sumitomo Mitsui Financial Group Inc 2.222 09/17/31 25,188
20,000 (a) Synchrony Financial 5.935 08/02/30 20,316
50,000 Synovus Financial Corp 6.168 11/01/30 49,991
10,000 Toronto-Dominion Bank/The 5.156 01/10/28 10,107
50,000 (a) Toronto-Dominion Bank/The 5.146 09/10/34 48,984
70,000 Truist Financial Corp 7.161 10/30/29 75,040
17,000 Unum Group 3.875 11/05/25 16,796
60,000 US Bancorp 5.775 06/12/29 61,726
10,000 US Bancorp 5.100 07/23/30 10,046
10,000 Ventas Realty LP 5.000 01/15/35 9,664
50,000 W R Berkley Corp 4.000 05/12/50 39,381
10,000 Wachovia Corp 7.574 08/01/26 10,445
1,000 Wells Fargo & Co 3.526 03/24/28 971
20,000 Wells Fargo & Co 4.808 07/25/28 19,978
50,000 Wells Fargo & Co 5.389 04/24/34 50,340
220,000 Wells Fargo & Co 5.557 07/25/34 223,722
100,000 Wells Fargo & Co 5.950 12/15/36 102,493
27,000 Westpac Banking Corp 2.668 11/15/35 23,069
14,000 Willis North America Inc 4.500 09/15/28 13,788
50,000 Willis North America Inc 5.050 09/15/48 45,122
TOTAL FINANCIALS 6,531,605
INDUSTRIAL - 9.6%
34,000 Altria Group Inc 5.800 02/14/39 34,501
88,000 Amgen Inc 3.150 02/21/40 67,241
6,000 Amgen Inc 5.150 11/15/41 5,765
1,000 Amgen Inc 3.000 01/15/52 667
11,000 Amgen Inc 4.200 02/22/52 8,931
50,000 Amphenol Corp 5.000 01/15/35 49,669
10,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 9,068
50,000 Apache Corp 5.350 07/01/49 41,512
13,000 Aptiv PLC 3.100 12/01/51 7,942
57,000 AT&T Inc 4.850 03/01/39 53,573
80,000 AT&T Inc 3.500 06/01/41 62,717
40,000 AT&T Inc 3.500 02/01/61 26,760
21,000 Barrick North America Finance LLC 5.700 05/30/41 21,280
30,000 BAT Capital Corp 7.079 08/02/43 32,783
23,000 Becton Dickinson & Co 4.685 12/15/44 20,532
22,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 16,006
34,000 Biogen Inc 5.200 09/15/45 31,476
65,000 Boeing Co/The 5.705 05/01/40 62,528
10,000 Boeing Co/The 3.900 05/01/49 7,066
10,000 Boeing Co/The 3.825 03/01/59 6,492
8,000 BorgWarner Inc 4.375 03/15/45 6,579
7,000 Boston Scientific Corp 4.550 03/01/39 6,516
50,000 Broadcom Inc 4.550 02/15/32 48,355
54,000 (b) Broadcom Inc 3.187 11/15/36 43,872
5,000 Canadian Natural Resources Ltd 5.850 02/01/35 5,067
2,000 Canadian Natural Resources Ltd 6.750 02/01/39 2,160
10,000 Canadian Pacific Railway Co 4.800 09/15/35 9,751
24,000 Canadian Pacific Railway Co 4.700 05/01/48 21,519
10,000 Cardinal Health Inc 4.500 11/15/44 8,480
6,000 Carrier Global Corp 3.577 04/05/50 4,484
10,000 Carrier Global Corp 6.200 03/15/54 10,984
5,000 Cenovus Energy Inc 5.250 06/15/37 4,781
10,000 CF Industries Inc 5.375 03/15/44 9,441
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 676

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 64,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 05/01/47 $ 52,315
21,000 (a) Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250 04/01/53 16,814
33,000 Cigna Group/The 4.900 12/15/48 29,265
11,000 Conagra Brands Inc 5.300 11/01/38 10,605
10,000 Constellation Brands Inc 5.250 11/15/48 9,602
10,000 Corning Inc 3.900 11/15/49 7,809
10,000 Crown Castle Inc 4.750 05/15/47 8,671
49,000 CVS Health Corp 4.875 07/20/35 45,673
18,000 CVS Health Corp 4.780 03/25/38 16,064
20,000 CVS Health Corp 6.000 06/01/63 19,331
10,000 Dell International LLC / EMC Corp 8.350 07/15/46 13,072
19,000 Devon Energy Corp 5.600 07/15/41 18,004
36,000 Diamondback Energy Inc 4.250 03/15/52 28,071
50,000 Discovery Communications LLC 5.300 05/15/49 39,021
7,000 Dollar General Corp 4.125 04/03/50 5,298
11,000 Dollar Tree Inc 3.375 12/01/51 7,035
22,000 Dow Chemical Co/The 4.250 10/01/34 20,499
8,000 Dow Chemical Co/The 5.250 11/15/41 7,572
10,000 Dow Chemical Co/The 5.550 11/30/48 9,670
5,000 DuPont de Nemours Inc 5.319 11/15/38 5,179
6,000 Eastman Chemical Co 4.800 09/01/42 5,337
10,000 Eastman Chemical Co 4.650 10/15/44 8,610
10,000 Enbridge Inc 8.500 01/15/84 11,110
22,000 Energy Transfer LP 5.800 06/15/38 22,005
22,000 Energy Transfer LP 5.000 05/15/44 19,271
17,000 Equifax Inc 2.600 12/15/25 16,589
22,000 Equifax Inc 2.350 09/15/31 18,524
20,000 FactSet Research Systems Inc 3.450 03/01/32 17,860
20,000 FedEx Corp 3.250 05/15/41 14,896
14,000 FedEx Corp 4.050 02/15/48 11,110
41,000 Fidelity National Information Services Inc 1.650 03/01/28 37,108
37,000 Fiserv Inc 2.250 06/01/27 34,853
50,000 Fiserv Inc 5.625 08/21/33 51,475
50,000 (a) Ford Motor Co 6.100 08/19/32 50,211
10,000 Freeport-McMoRan Inc 5.400 11/14/34 10,007
11,000 General Electric Co 4.350 05/01/50 9,557
12,000 General Mills Inc 4.550 04/17/38 10,993
42,000 General Motors Co 6.600 04/01/36 44,437
17,000 Gilead Sciences Inc 4.000 09/01/36 15,283
9,000 Gilead Sciences Inc 4.750 03/01/46 8,204
20,000 Gilead Sciences Inc 5.550 10/15/53 20,490
6,000 Global Payments Inc 4.950 08/15/27 6,027
6,000 Global Payments Inc 4.450 06/01/28 5,895
15,000 Global Payments Inc 2.900 05/15/30 13,406
41,000 Global Payments Inc 2.900 11/15/31 35,424
9,000 Halliburton Co 4.500 11/15/41 7,923
18,000 Halliburton Co 4.750 08/01/43 16,072
50,000 Hasbro Inc 5.100 05/15/44 44,946
10,000 HCA Inc 4.375 03/15/42 8,358
10,000 HCA Inc 3.500 07/15/51 6,810
20,000 HCA Inc 6.000 04/01/54 20,095
14,000 Hewlett Packard Enterprise Co 6.200 10/15/35 14,943
18,000 International Paper Co 4.800 06/15/44 16,164
10,000 International Paper Co 5.150 05/15/46 9,337
7,000 International Paper Co 4.400 08/15/47 5,912
16,000 J M Smucker Co/The 4.250 03/15/35 14,735
30,000 JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.500 12/01/52 30,848
10,000 Johnson Controls International plc 5.125 09/14/45 9,259
12,000 Johnson Controls International plc 4.950 07/02/64 10,605
13,000 Keurig Dr Pepper Inc 4.500 04/15/52 11,152

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 41,000 Kinder Morgan Energy Partners LP 6.375% 03/01/41 $ 42,589
11,000 Kinder Morgan Inc 3.600 02/15/51 7,643
24,000 Kraft Heinz Foods Co 5.500 06/01/50 23,530
24,000 Kroger Co/The 5.400 01/15/49 23,286
10,000 L3Harris Technologies Inc 5.054 04/27/45 9,406
2,000 (a) Leggett & Platt Inc 3.500 11/15/51 1,295
9,000 Lowe's Cos Inc 4.050 05/03/47 7,178
41,000 Lowe's Cos Inc 4.250 04/01/52 33,081
19,000 LYB International Finance BV 5.250 07/15/43 17,676
11,000 Marathon Petroleum Corp 6.500 03/01/41 11,550
5,000 Marriott International Inc/MD 4.500 10/01/34 4,734
1,000 Martin Marietta Materials Inc 3.200 07/15/51 687
30,000 Mastercard Inc 4.875 03/09/28 30,436
55,000 McDonald's Corp 4.700 12/09/35 53,362
10,000 MDC Holdings Inc 6.000 01/15/43 10,290
13,000 (a) MDC Holdings Inc 3.966 08/06/61 10,476
8,000 Molson Coors Beverage Co 4.200 07/15/46 6,553
50,000 Montefiore Obligated Group 5.246 11/01/48 43,785
7,000 Moody's Corp 3.250 01/15/28 6,749
35,000 Moody's Corp 2.000 08/19/31 29,341
32,000 MPLX LP 4.500 04/15/38 28,343
21,000 National Fuel Gas Co 5.500 01/15/26 21,108
10,000 Newmont Corp 5.875 04/01/35 10,553
10,000 Newmont Corp / Newcrest Finance Pty Ltd 4.200 05/13/50 8,455
50,000 Nordson Corp 4.500 12/15/29 48,978
11,000 Norfolk Southern Corp 4.800 08/15/43 9,840
28,000 Norfolk Southern Corp 3.700 03/15/53 20,890
10,000 Norfolk Southern Corp 5.100 08/01/18 8,777
30,000 Northrop Grumman Corp 5.200 06/01/54 29,119
12,000 Nutrien Ltd 5.625 12/01/40 11,871
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3.250 11/30/51 14,043
50,000 Occidental Petroleum Corp 7.875 09/15/31 56,043
20,000 Occidental Petroleum Corp 4.400 04/15/46 15,365
13,000 ONEOK Inc 5.150 10/15/43 11,884
19,000 ONEOK Partners LP 6.125 02/01/41 19,212
50,000 Oracle Corp 4.700 09/27/34 48,078
57,000 Oracle Corp 3.800 11/15/37 48,381
96,000 Oracle Corp 3.650 03/25/41 75,977
14,000 Orange SA 5.375 01/13/42 13,777
10,000 Owens Corning 7.000 12/01/36 11,323
4,000 Owens Corning 4.300 07/15/47 3,255
3,000 Packaging Corp of America 3.050 10/01/51 1,982
10,000 Paramount Global 7.875 07/30/30 10,773
24,000 Paramount Global 4.900 08/15/44 17,872
14,000 Parker-Hannifin Corp 4.450 11/21/44 12,342
6,000 Phillips 66 4.650 11/15/34 5,676
5,000 Phillips 66 5.875 05/01/42 5,088
26,000 Phillips 66 3.300 03/15/52 17,224
50,000 (a) Regal Rexnord Corp 6.400 04/15/33 52,242
10,000 Republic Services Inc 5.200 11/15/34 10,115
33,000 Rogers Communications Inc 5.000 03/15/44 30,009
4,000 RPM International Inc 4.250 01/15/48 3,405
10,000 RTX Corp 4.450 11/16/38 9,129
10,000 RTX Corp 4.625 11/16/48 8,827
40,000 RTX Corp 6.400 03/15/54 45,015
10,000 Sherwin-Williams Co/The 4.000 12/15/42 8,178
10,000 Sherwin-Williams Co/The 3.300 05/15/50 6,956
10,000 Southern Copper Corp 7.500 07/27/35 11,542
7,000 Southern Copper Corp 5.250 11/08/42 6,532
30,000 Spectra Energy Partners LP 4.500 03/15/45 25,075
10,000 Stanley Black & Decker Inc 4.850 11/15/48 9,023
31,000 Starbucks Corp 3.350 03/12/50 21,592

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 16,000 Stryker Corp 4.100% 04/01/43 $ 13,427
24,000 Suncor Energy Inc 4.000 11/15/47 18,285
15,000 Sysco Corp 3.150 12/14/51 10,033
20,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 13,723
30,000 Telefonica Emisiones SA 5.213 03/08/47 27,264
9,000 TELUS Corp 4.300 06/15/49 7,177
20,000 Thomson Reuters Corp 3.350 05/15/26 19,599
38,000 Time Warner Cable LLC 5.500 09/01/41 32,001
50,000 T-Mobile USA Inc 4 .700 01/15/35 48,165
65,000 T-Mobile USA Inc 3.400 10/15/52 45,176
10,000 T-Mobile USA Inc 6.000 06/15/54 10,505
4,000 Trane Technologies Global Holding Co Ltd 5.750 06/15/43 4,146
19,000 TransCanada PipeLines Ltd 5.100 03/15/49 17,993
36,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 27,728
4,000 Triton Container International Ltd / TAL International Container
Corp
3.250 03/15/32 3,398
11,000 Tyson Foods Inc 5.100 09/28/48 10,049
23,000 Valero Energy Corp 3.650 12/01/51 16,006
2,000 Verizon Communications Inc 3.400 03/22/41 1,548
7,000 Verizon Communications Inc 2.850 09/03/41 4,981
80,000 Verizon Communications Inc 4.862 08/21/46 73,559
16,000 Verizon Communications Inc 4.000 03/22/50 12,629
26,000 Verizon Communications Inc 3.875 03/01/52 19,958
36,000 Viatris Inc 3.850 06/22/40 27,000
27,000 Vodafone Group PLC 4.875 06/19/49 23,832
22,000 Warnermedia Holdings Inc 5.050 03/15/42 17,557
11,000 Western Union Co/The 1.350 03/15/26 10,459
23,000 Westlake Corp 3.125 08/15/51 14,778
20,000 Whirlpool Corp 5 .150 03/01/43 17,822
2,000 Zimmer Biomet Holdings Inc 4.250 08/15/35 1,811
6,000 Zimmer Biomet Holdings Inc 5.750 11/30/39 6,041
11,000 Zoetis Inc 4.700 02/01/43 9,991
TOTAL INDUSTRIAL 3,618,742
UTILITY - 14.6%
65,000 AEP Texas Inc 3.800 10/01/47 48,226
100,000 AEP Texas Inc 5.250 05/15/52 93,409
50,000 AEP Transmission Co LLC 5.400 03/15/53 49,656
9,000 Ameren Corp 1.950 03/15/27 8,449
8,000 Ameren Corp 1.750 03/15/28 7,238
4,000 American Electric Power Co Inc 4.300 12/01/28 3,928
4,000 American Electric Power Co Inc 3.875 02/15/62 3,774
70,000 American Water Capital Corp 4.150 06/01/49 57,548
10,000 American Water Capital Corp 3.250 06/01/51 6,965
50,000 Arizona Public Service Co 5.700 08/15/34 51,152
50,000 (a) Arizona Public Service Co 2.650 09/15/50 29,982
40,000 Atmos Energy Corp 6.200 11/15/53 44,325
4,000 Black Hills Corp 3.150 01/15/27 3,854
10,000 Black Hills Corp 4.200 09/15/46 8,013
61,000 Black Hills Corp 3.875 10/15/49 45,393
70,000 CenterPoint Energy Inc 5.400 06/01/29 71,292
18,000 Cleco Corporate Holdings LLC 4.973 05/01/46 15,402
11,000 CMS Energy Corp 4.875 03/01/44 10,091
60,000 CMS Energy Corp 3.750 12/01/50 52,526
80,000 Consolidated Edison Co of New York Inc 5.900 11/15/53 84,446
101,000 Constellation Energy Generation LLC 5.600 06/15/42 100,223
10,000 Consumers Energy Co 4.350 08/31/64 8,132
70,000 Dayton Power & Light Co/The 3.950 06/15/49 53,030
13,000 Delmarva Power & Light Co 4.000 06/01/42 10,569
6,000 Dominion Energy Inc 3.600 03/15/27 5,875
90,000 Dominion Energy Inc 3.375 04/01/30 83,344
20,000 Dominion Energy Inc 2.250 08/15/31 16,840
7,000 Dominion Energy Inc 4.900 08/01/41 6,405

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 43,000 Dominion Energy Inc 4.850% 08/15/52 $ 38,067
50,000 Dominion Energy Inc 7.000 06/01/54 53,200
90,000 DTE Energy Co 5.100 03/01/29 90,704
21,000 Duke Energy Corp 3.150 08/15/27 20,161
111,000 Duke Energy Corp 4.300 03/15/28 109,440
287,000 Duke Energy Corp 3.950 08/15/47 221,544
1,000 Duke Energy Corp 5.000 08/15/52 903
100,000 Duke Energy Indiana LLC 5.400 04/01/53 98,493
27,000 El Paso Electric Co 5.000 12/01/44 23,661
18,000 Emera US Finance LP 3.550 06/15/26 17,590
32,000 Emera US Finance LP 4.750 06/15/46 27,095
13,000 Enel Chile SA 4.875 06/12/28 12,880
1,000 Entergy Corp 0.900 09/15/25 966
1,000 Entergy Corp 1.900 06/15/28 904
1,000 Entergy Corp 3.750 06/15/50 737
50,000 Entergy Louisiana LLC 4.200 09/01/48 41,160
21,000 Essential Utilities Inc 3.351 04/15/50 14,575
50,000 Evergy Kansas Central Inc 4.250 12/01/45 41,677
21,000 Eversource Energy 3.300 01/15/28 20,029
50,000 Eversource Energy 5.850 04/15/31 51,826
6,000 Eversource Energy 3.450 01/15/50 4,296
6,000 Exelon Corp 2.750 03/15/27 5,743
50,000 Exelon Corp 5.150 03/15/29 50,683
100,000 Exelon Corp 5.450 03/15/34 101,747
3,000 Exelon Corp 4.950 06/15/35 2,902
21,000 Exelon Corp 5.100 06/15/45 19,618
7,000 Exelon Corp 4.450 04/15/46 5,968
1,000 Exelon Corp 4.700 04/15/50 881
40,000 FirstEnergy Corp 2.250 09/01/30 34,446
48,000 FirstEnergy Pennsylvania Electric Co 6.150 10/01/38 50,113
20,000 Fortis Inc/Canada 3.055 10/04/26 19,374
81,000 Georgia Power Co 3.700 01/30/50 61,664
18,000 Iberdrola International BV 6.750 07/15/36 20,234
10,000 Idaho Power Co 5.800 04/01/54 10,309
10,000 Interstate Power and Light Co 4.100 09/26/28 9,759
7,000 IPALCO Enterprises Inc 4.250 05/01/30 6,620
1,000 ITC Holdings Corp 5.300 07/01/43 933
10,000 Louisville Gas and Electric Co 4.375 10/01/45 8,515
12,000 National Grid USA 5.803 04/01/35 12,150
50,000 National Rural Utilities Cooperative Finance Corp 5.150 06/15/29 50,817
8,000 NextEra Energy Capital Holdings Inc 1.875 01/15/27 7,528
67,000 NextEra Energy Capital Holdings Inc 1.900 06/15/28 60,665
4,000 NextEra Energy Capital Holdings Inc 3.500 04/01/29 3,790
129,000 NextEra Energy Capital Holdings Inc 5.000 07/15/32 128,735
100,000 NextEra Energy Capital Holdings Inc 6.700 09/01/54 102,699
4,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 3,957
3,000 NextEra Energy Capital Holdings Inc 3.800 03/15/82 2,828
19,000 NiSource Inc 3.490 05/15/27 18,492
98,000 NiSource Inc 5.950 06/15/41 100,759
56,000 NiSource Inc 5.650 02/01/45 56,262
7,000 NiSource Inc 3.950 03/30/48 5,534
19,000 NiSource Inc 5.000 06/15/52 17,389
50,000 Northern States Power Co/WI 5.650 06/15/54 51,996
100,000 NSTAR Electric Co 4.950 09/15/52 93,516
4,000 Oglethorpe Power Corp 5.950 11/01/39 4,150
69,000 Oglethorpe Power Corp 4.200 12/01/42 56,165
14,000 Oglethorpe Power Corp 4.250 04/01/46 11,048
13,000 Oglethorpe Power Corp 5.050 10/01/48 11,841
7,000 Oglethorpe Power Corp 5.250 09/01/50 6,505
40,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 39,276
8,000 Pacific Gas and Electric Co 3.300 12/01/27 7,629
9,000 Pacific Gas and Electric Co 3.000 06/15/28 8,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 9,000 Pacific Gas and Electric Co 4.200% 03/01/29 $ 8,709
40,000 Pacific Gas and Electric Co 5.900 06/15/32 41,391
210,000 Pacific Gas and Electric Co 6.950 03/15/34 232,880
109,000 Pacific Gas and Electric Co 4.200 06/01/41 88,692
6,000 Pacific Gas and Electric Co 4.450 04/15/42 5,050
8,000 Pacific Gas and Electric Co 3.750 08/15/42 6,092
7,000 Pacific Gas and Electric Co 4.300 03/15/45 5,664
7,000 Pacific Gas and Electric Co 4.000 12/01/46 5,336
7,000 Pacific Gas and Electric Co 3.950 12/01/47 5,265
106,000 Pacific Gas and Electric Co 4.950 07/01/50 92,958
104,000 Pacific Gas and Electric Co 5.250 03/01/52 95,055
160,000 PacifiCorp 5.500 05/15/54 153,984
65,000 Piedmont Natural Gas Co Inc 3.640 11/01/46 47,840
11,000 Piedmont Natural Gas Co Inc 3.350 06/01/50 7,614
10,000 Potomac Electric Power Co 4.150 03/15/43 8,527
100,000 Potomac Electric Power Co 5.500 03/15/54 101,207
10,000 PPL Capital Funding Inc 3.100 05/15/26 9,745
1,000 PPL Capital Funding Inc 4.125 04/15/30 960
70,000 PPL Electric Utilities Corp 4.150 06/15/48 58,590
110,000 Public Service Co of Colorado 5.250 04/01/53 105,101
10,000 Public Service Electric and Gas Co 5.700 12/01/36 10,471
100,000 Public Service Electric and Gas Co 5.450 08/01/53 101,657
26,000 Puget Energy Inc 2.379 06/15/28 23,636
36,000 Puget Energy Inc 4.100 06/15/30 33,763
50,000 San Diego Gas & Electric Co 4.150 05/15/48 41,008
4,000 Sempra 3.250 06/15/27 3,843
52,000 Sempra 3.400 02/01/28 49,762
38,000 Sempra 3.800 02/01/38 31,923
59,000 Sempra 4.000 02/01/48 46,144
14,000 Sempra 4.125 04/01/52 13,279
100,000 Southern California Edison Co 5.700 03/01/53 101,072
50,000 Southern Co Gas Capital Corp 6.000 10/01/34 51,714
1,000 Southern Co Gas Capital Corp 4.400 05/30/47 830
1,000 Southern Co/The 5.113 08/01/27 1,008
40,000 Southern Co/The 4.850 06/15/28 40,262
180,000 Southern Co/The 5.700 03/15/34 187,111
51,000 Southern Power Co 4.950 12/15/46 45,789
45,000 Southwest Gas Corp 4.150 06/01/49 35,459
8,000 Southwestern Electric Power Co 1.650 03/15/26 7,671
104,000 Southwestern Electric Power Co 4.100 09/15/28 101,456
1,000 Southwestern Electric Power Co 3.900 04/01/45 772
109,000 Southwestern Electric Power Co 3.250 11/01/51 72,485
21,000 Southwestern Public Service Co 6.000 10/01/36 21,484
48,000 Spire Inc 4.700 08/15/44 40,636
35,000 Union Electric Co 5.450 03/15/53 34,993
100,000 Virginia Electric and Power Co 5.350 01/15/54 97,939
60,000 WEC Energy Group Inc 4.750 01/15/28 60,206
60,000 Wisconsin Power and Light Co 4.100 10/15/44 48,545
11,000 Xcel Energy Inc 1.750 03/15/27 10,274
1,000 Xcel Energy Inc 4.000 06/15/28 971
7,000 Xcel Energy Inc 4.800 09/15/41 6,183
TOTAL UTILITY 5,544,671
TOTAL CORPORATE DEBT
(Cost $16,398,652) 15,695,018
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 9.3%
GOVERNMENT AGENCY - 0.6%
20,000 Export-Import Bank of Korea 2.500 06/29/41 14,336
50,000 (a) Federal Home Loan Banks 3.625 09/04/26 49,524
1,000 Federal National Mortgage Association 1.875 09/24/26 959

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 26,000 Federal National Mortgage Association 5.625% 07/15/37 $ 28,553
9,000 Tennessee Valley Authority 5 .250 09/15/39 9,393
129,000 Tennessee Valley Authority 3.500 12/15/42 107,785
5,000 Tennessee Valley Authority 4.250 09/15/52 4,385
TOTAL GOVERNMENT AGENCY 214,935
MUNICIPAL BONDS - 3.2%
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3.126 04/01/55 12,387
16,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1
6.918 04/01/40 18,300
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3.852 08/15/46 50,933
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2.719 11/01/52 28,865
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2.939 11/01/52 6,925
50,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4.500 04/01/33 49,333
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4.600 04/01/38 67,207
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7.625 03/01/40 60,399
10,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5.720 12/01/38 10,343
29,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6.899 12/01/40 32,334
47,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4.572 01/01/54 43,705
40,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2.991 06/01/42 30,248
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3.864 06/01/38 5,437
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6.229 11/15/34 10,623
40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2.613 12/01/48 27,515
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4.087 11/01/51 17,093
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4.507 11/01/51 18,026
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C.
2.843 11/01/46 29,083
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2.202 03/15/34 806
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5.526 07/01/34 20,351
30,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Taxable Senior Serie s
2021A-1
4.214 06/01/50 22,393
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3.236 10/01/52 29,269
119,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5.100 06/01/33 118,581
40,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2.774 05/01/51 28,362
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6.750 08/01/49 34,589
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3.384 12/01/40 9,035

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3.086% 09/15/51 $ 14,908
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6.637 04/01/57 40,021
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7.102 01/01/41 51,834
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5.440 06/15/43 985
15,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Build America Taxable Bonds, Series
2010B-1
5.572 11/01/38 15,291
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4.610 09/01/37 48,607
10,000 Ohio State University, General Receipts Bonds, Build America
Taxable Bond Series 2010C
4.910 06/01/40 9,465
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3.175 07/15/60 67,283
39,000 Province of British Columbia Canada 1.300 01/29/31 32,307
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3.238 01/01/42 60,979
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2 .256 09/01/50 55,768
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2.856 07/01/47 22,739
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3.504 04/01/52 23,183
TOTAL MUNICIPAL BONDS 1,225,512
SOVEREIGN DEBT - 5.4%
1,000 Chile Government International Bond 3.625 10/30/42 780
102,000 Chile Government International Bond 3.500 01/25/50 73,574
13,000 Chile Government International Bond 4 .000 01/31/52 10,119
13,000 Chile Government International Bond 3.250 09/21/71 8,083
9,000 Colombia Government International Bond 4.125 02/22/42 5,703
200,000 Colombia Government International Bond 5.625 02/26/44 149,888
13,000 Colombia Government International Bond 5.000 06/15/45 8,882
19,000 Colombia Government International Bond 5.200 05/15/49 12,940
13,000 Colombia Government International Bond 4.125 05/15/51 7,527
13,000 Colombia Government International Bond 3.875 02/15/61 6,910
1,000 Hungary Government International Bond 7.625 03/29/41 1,142
1,000 Indonesia Government International Bond 4.350 01/11/48 876
1,000 Indonesia Government International Bond 5.350 02/11/49 1,010
143,000 Indonesia Government International Bond 4.300 03/31/52 122,435
10,000 Indonesia Government International Bond 4.450 04/15/70 8,441
25,000 Indonesia Government International Bond 3.350 03/12/71 16,559
20,000 Inter-American Development Bank 4.375 01/24/44 19,056
28,000 Israel Government International Bond 4.500 01/30/43 22,914
100,000 Israel Government International Bond 4.125 01/17/48 74,707
11,000 Korea International Bond 3.875 09/20/48 9,415
200,000 Mexico Government International Bond 6.000 05/07/36 194,033
70,000 Mexico Government International Bond 4.280 08/14/41 53,834
200,000 Mexico Government International Bond 4.750 03/08/44 158,663
200,000 Mexico Government International Bond 6.338 05/04/53 185,588
200,000 Panama Government International Bond 6.875 01/31/36 196,815
98,000 Panama Government International Bond 4.500 05/15/47 67,439
130,000 Panama Government International Bond 3.870 07/23/60 73,066
93,000 Peruvian Government International Bond 3.300 03/11/41 69,356
17,000 Peruvian Government International Bond 3.550 03/10/51 11,981
5,000 Peruvian Government International Bond 2.780 12/01/60 2,781
1,000 Peruvian Government International Bond 3.600 01/15/72 639
16,000 (a) Peruvian Government International Bond 3.230 07/28/21 8,886
20,000 Philippine Government International Bond 6.375 10/23/34 22,098
10,000 Philippine Government International Bond 5.000 01/13/37 9,954

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 19,000 Philippine Government International Bond 3.700% 03/01/41 $ 15,694
200,000 Philippine Government International Bond 3.200 07/06/46 143,521
60,000 (a) Republic of Italy Government International Bond 4.000 10/17/49 44,212
110,000 Republic of Poland Government International Bond 5.125 09/18/34 108,895
30,000 Republic of Poland Government International Bond 5.500 04/04/53 29,054
17,000 Uruguay Government International Bond 5.100 06/18/50 16,121
90,000 Uruguay Government International Bond 4.975 04/20/55 82,741
TOTAL SOVEREIGN DEBT 2,056,332
UTILITY - 0.1%
20,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Build America Taxable Bond Series 2010A
5.718 02/01/41 20,416
TOTAL UTILITY 20,416
TOTAL GOVERNMENT RELATED
(Cost $4,274,222) 3,517,195
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 19.6%
250,000 American Express Credit Account Master Trust 3.390 05/17/27 248,264
100,000 (b) Avis Budget Rental Car Funding AESOP LLC 2.330 08/20/26 98,511
150,000 BANK 6.457 06/15/57 156,996
50,000 BANK5 6.724 09/15/56 52,789
43,281 BANK5 6.500 12/15/56 45,328
100,000 BBCMS Mortgage Trust 4.174 09/15/55 94,614
100,000 Benchmark Mortgage Trust 6.228 06/15/29 104,428
150,000 Benchmark Mortgage Trust 2.703 07/15/54 103,884
45,000 BMO Mortgage Trust 6.673 11/15/56 47,486
150,000 Capital One Multi-Asset Execution Trust 3.490 05/15/27 149,035
50,000 Carmax Auto Owner Trust 5.210 09/15/27 50,223
50,000 CarMax Auto Owner Trust 4.640 04/15/30 50,074
50,000 Carvana Auto Receivables Trust 4 .310 09/10/30 49,121
50,000 (b) Chase Auto Owner Trust 5.220 07/25/29 50,626
100,000 CNH Equipment Trust 5.600 02/15/29 101,624
50,000 CNH Equipment Trust 4.120 03/15/32 48,973
250,000 COMM Mortgage Trust 3 .527 02/10/48 248,438
52,555 (b) Dell Equipment Finance Trust 6.100 04/23/29 52,761
50,000 (b) Enterprise Fleet Financing 5.310 04/20/27 50,292
50,000 Exeter Automobile Receivables Trust 5.290 08/15/30 50,266
23,052 Fannie Mae Pool FN MA1489 3.000 07/01/43 20,541
57,327 Fannie Mae Pool FN MA3211 4.000 12/01/47 53,831
34,547 Fannie Mae Pool FN MA3277 4.000 02/01/48 32,355
76,784 Fannie Mae Pool FN MA3305 3.500 03/01/48 69,626
23,365 Fannie Mae Pool FN MA3306 4.000 03/01/48 21,926
46,500 Fannie Mae Pool FN MA3383 3.500 06/01/48 42,166
132,489 Fannie Mae Pool FN MA3416 4.500 07/01/48 127,180
44,142 Fannie Mae Pool FN MA3663 3.500 05/01/49 39,834
67,562 Fannie Mae Pool FN MA3744 3.000 08/01/49 59,284
170,478 Fannie Mae Pool FN MA4160 3.000 10/01/50 149,098
229,853 Fannie Mae Pool FN MA4305 2.000 04/01/51 183,420
121,671 Fannie Mae Pool FN MA4438 2.500 10/01/51 101,177
113,169 Fannie Mae Pool FN MA4562 2.000 03/01/52 89,898
237,920 Fannie Mae Pool FN MA4578 2.500 04/01/52 197,481
82,249 Fannie Mae Pool FN MA4737 5.000 08/01/52 80,097
404,659 Fannie Mae Pool FN MA4738 5.500 08/01/52 401,900
167,305 Fannie Mae Pool FN MA4761 5.000 09/01/52 162,892
94,109 Fannie Mae Pool FN MA5216 6.000 12/01/53 94,751
91,543 Fannie Mae Pool FN MA5295 6.000 03/01/54 92,140
89,374 Fannie Mae Pool FN MA5329 6.500 04/01/54 91,223
89,369 Fannie Mae Pool FN MA5391 7.000 06/01/54 92,869
50,000 Ford Credit Auto Lease Trust 4.990 12/15/27 50,359
50,000 Ford Credit Auto Owner Trust 5.100 04/15/29 50,583
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 201,392

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.650% 08/25/28 $ 200,338
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.800 09/25/28 100,616
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 50,010
189,343 Freddie Mac Multifamily Structured Pass Through Certificates 1.353 11/25/30 170,357
150,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.150 12/25/33 154,729
242,634 Freddie Mac Pool FR SD5345 2.500 04/01/52 201,752
231,844 Ginnie Mae II Pool G2 MA7768 3.000 12/20/51 203,446
116,784 Ginnie Mae II Pool MA7589 G2 MA7589 2.500 09/20/51 99,001
164,216 Ginnie Mae II Pool MA7989 G2 MA7989 3.500 04/20/52 148,442
100,000 GM Financial Automobile Leasing Trust 5.090 03/22/27 100,617
55,414 GM Financial Consumer Automobile Receivables Trust 3.100 02/16/27 54,951
221,089 GS Mortgage Securities Trust 2016-GS4 3.178 11/10/49 215,032
100,000 (b) Hertz Vehicle Financing III LLC 1.990 06/25/26 98,730
50,000 Honda Auto Receivables Owner Trust 5.270 11/20/28 50,711
71,822 (b) HPEFS Equipment Trust 6.040 01/21/31 72,117
83,334 Hyundai Auto Receivables Trust 3.720 11/16/26 82,967
100,000 John Deere Owner Trust 2.490 01/16/29 98,130
25,000 Mercedes-Benz Auto Receivables Trust 4.790 07/15/31 25,149
18,664 Morgan Stanley Bank of America Merrill Lynch Trust 3.249 02/15/48 18,612
250,000 Morgan Stanley Capital I Trust 1.518 05/15/54 234,311
100,000 (b) OneMain Financial Issuance Trust 6.170 09/15/36 103,057
100,000 Santander Drive Auto Receivables Trust 6.040 12/15/31 102,333
23,745 (b) Tesla Auto Lease Trust 5.860 08/20/25 23,762
50,000 Toyota Auto Receivables 2024-C Owner Trust 4.880 03/15/29 50,352
100,000 Verizon Master Trust 5.230 11/22/27 100,004
45,000 Verizon Master Trust Series 5.210 06/20/29 45,420
200,000 Wells Fargo Commercial Mortgage Trust 5.928 07/15/57 206,802
50,000 World Omni Auto Receivables Trust 5.270 09/17/29 50,774
TOTAL SECURITIZED
(Cost $7,606,000) 7,422,278
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 28.0%
300,000 United States Treasury Note/Bond 4.500 03/31/26 301,020
703,600 United States Treasury Note/Bond 0.750 04/30/26 668,420
425,000 United States Treasury Note/Bond 4.875 04/30/26 428,951
100,000 United States Treasury Note/Bond 4.875 05/31/26 100,980
2,800 United States Treasury Note/Bond 0.875 06/30/26 2,651
600,000 United States Treasury Note/Bond 4.625 06/30/26 603,938
450,000 United States Treasury Note/Bond 4.375 07/31/26 451,318
250,000 United States Treasury Note/Bond 3.750 08/31/26 248,096
1,100,000 (a) United States Treasury Note/Bond 3.500 09/30/26 1,086,594
200,000 United States Treasury Note/Bond 4.125 10/31/26 199,859
3,600 United States Treasury Note/Bond 1.250 12/31/26 3,387
1,200,000 United States Treasury Note/Bond 4.000 01/15/27 1,196,297
250,000 United States Treasury Note/Bond 4.250 03/15/27 250,654
1,000 United States Treasury Note/Bond 2.500 03/31/27 963
200,000 United States Treasury Note/Bond 4.500 05/15/27 201,711
2,800 United States Treasury Note/Bond 3 .250 06/30/27 2,739
400 (c) United States Treasury Note/Bond 2.750 07/31/27 386
150,000 United States Treasury Note/Bond 3.625 05/31/28 147,387
105,000 United States Treasury Note/Bond 4.375 08/31/28 105,767
100,000 United States Treasury Note/Bond 4.875 10/31/28 102,586
150,000 United States Treasury Note/Bond 3.125 11/15/28 144,234
500,000 United States Treasury Note/Bond 4.000 01/31/29 496,758
275,000 United States Treasury Note/Bond 4.250 02/28/29 275,978
600,000 United States Treasury Note/Bond 4.625 04/30/29 611,367
550,000 United States Treasury Note/Bond 4.500 05/31/29 557,906
400,000 United States Treasury Note/Bond 4.000 07/31/29 397,313
550,000 United States Treasury Note/Bond 3.500 09/30/29 534,145
200,000 United States Treasury Note/Bond 4.125 10/31/29 199,781

Portfolio of Investments October 31, 2024
(continued)
Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 100,000 United States Treasury Note/Bond 4.250% 02/28/31 $ 100,184
200,000 United States Treasury Note/Bond 3.750 08/31/31 194,344
30,000 United States Treasury Note/Bond 4.000 02/15/34 29,353
150,000 United States Treasury Note/Bond 4.375 05/15/34 151,055
150,000 United States Treasury Note/Bond 3.875 08/15/34 145,125
200,000 United States Treasury Note/Bond 3.375 08/15/42 170,945
100,000 United States Treasury Note/Bond 3.875 02/15/43 91,441
120,000 United States Treasury Note/Bond 4.500 02/15/44 118,687
50,000 United States Treasury Note/Bond 4.125 08/15/44 46,953
25,000 United States Treasury Note/Bond 4.750 11/15/53 26,070
30,000 United States Treasury Note/Bond - When Issued 2.750 04/30/27 29,025
150,000 United States Treasury Note/Bond - When Issued 4.375 08/15/54 144,352
TOTAL U.S. TREASURY
(Cost $10,639,850) 10,568,720
TOTAL LONG-TERM INVESTMENTS
(Cost $38,918,724) 37,203,211
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
488,166 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.860 (e) $ 488,166
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $488,166) 488,166
TOTAL INVESTMENTS - 99.7%
(Cost $39,406,890 ) 37,691,377
OTHER ASSETS & LIABILITIES, NET - 0.3% 95,927
NET ASSETS - 100% $ 37,787,304

NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 15,695,018 $ – $ 15,695,018
Government Related – 3,517,195 – 3,517,195
Securitized – 7,422,278 – 7,422,278
U.S. Treasury – 10,568,720 – 10,568,720
Investments Purchased with Collateral from
Securities Lending 488,166 – – 488,166
Total
$ 488,166 $ 37,203,211 $ – $ 37,691,377
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $466,782.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $663,562 or 1.8% of Total Investments.
(c) Principal Amount (000) rounds to less than $1,000.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust

Portfolio of Investments October 31, 2024
ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
CORPORATE DEBT - 23.5%
FINANCIALS - 10.7%
$ 60,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 01/23/28 $ 58,098
20,000 Aflac Inc 1.125 03/15/26 19,056
20,000 Air Lease Corp 2.875 01/15/26 19,527
10,000 Ally Financial Inc 7.100 11/15/27 10,524
50,000 American Express Co 5.850 11/05/27 51,746
90,000 Banco Santander SA 1.722 09/14/27 84,712
31,000 Bank of America Corp 1.734 07/22/27 29,425
160,000 Bank of America Corp 4.376 04/27/28 158,412
30,000 Bank of Montreal 5.717 09/25/28 31,018
50,000 Bank of New York Mellon Corp/The 0.750 01/28/26 47,746
40,000 Bank of Nova Scotia/The 1.350 06/24/26 37,985
80,000 Barclays PLC 2.279 11/24/27 75,857
11,000 Boston Properties LP 2.750 10/01/26 10,543
20,000 Brixmor Operating Partnership LP 3.900 03/15/27 19,500
10,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 10,174
34,000 Capital One Financial Corp 7.149 10/29/27 35,480
14,000 Capital One Financial Corp 3.800 01/31/28 13,538
20,000 Centene Corp 4 .250 12/15/27 19,345
20,000 Charles Schwab Corp/The 1.150 05/13/26 18,983
17,000 Charles Schwab Corp/The 2.450 03/03/27 16,187
20,000 Charles Schwab Corp/The 5.643 05/19/29 20,505
150,000 Citigroup Inc 4.658 05/24/28 149,511
10,000 Citizens Financial Group Inc 2.850 07/27/26 9,638
40,000 Deutsche Bank AG/New York NY 2.129 11/24/26 38,753
30,000 Digital Realty Trust LP 3.700 08/15/27 29,199
20,000 Elevance Health Inc 3 .650 12/01/27 19,420
20,000 Equitable Holdings Inc 4.350 04/20/28 19,615
20,000 Fifth Third Bancorp 1.707 11/01/27 18,825
20,000 GATX Corp 3.250 09/15/26 19,469
125,000 Goldman Sachs Group Inc/The 4.482 08/23/28 124,045
14,000 Goldman Sachs Group Inc/The 6.484 10/24/29 14,771
20,000 Healthpeak OP LLC 3.250 07/15/26 19,547
102,000 HSBC Holdings PLC 4.755 06/09/28 101,513
20,000 Humana Inc 5.750 12/01/28 20,521
30,000 ING Groep NV 1.726 04/01/27 28,697
130,000 JPMorgan Chase & Co 2.947 02/24/28 124,802
38,000 JPMorgan Chase & Co 4.851 07/25/28 38,053
50,000 JPMorgan Chase & Co 4.995 07/22/30 50,161
50,000 JPMorgan Chase & Co 4.603 10/22/30 49,310
40,000 Kimco Realty OP LLC 3.800 04/01/27 39,161
20,000 Lincoln National Corp 3.625 12/12/26 19,536
50,000 Lloyds Banking Group PLC 4.582 12/10/25 49,664
10,000 M&T Bank Corp 7.413 10/30/29 10,765
20,000 Manulife Financial Corp 4.150 03/04/26 19,837
60,000 Mitsubishi UFJ Financial Group Inc 4.080 04/19/28 59,035
83,000 Morgan Stanley 5.164 04/20/29 83,707
100,000 Morgan Stanley 5.042 07/19/30 100,315
40,000 Nasdaq Inc 5.350 06/28/28 40,836
30,000 NatWest Group PLC 4.800 04/05/26 29,994
5,000 (a) ORIX Corp 5.000 09/13/27 5,046
50,000 PNC Financial Services Group Inc/The 6 .615 10/20/27 51,774
10,000 Progressive Corp/The 2.500 03/15/27 9,564
50,000 Royal Bank of Canada 4.969 08/02/30 50,108
20,000 Santander Holdings USA Inc 2.490 01/06/28 18,857
20,000 (a) Santander UK Group Holdings PLC 1.673 06/14/27 18,932
20,000 State Street Corp 5.820 11/04/28 20,600
68,000 Sumitomo Mitsui Financial Group Inc 3.784 03/09/26 67,240
50,000 Synovus Financial Corp 6.168 11/01/30 49,991
10,000 Toronto-Dominion Bank/The 1.200 06/03/26 9,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Toronto-Dominion Bank/The 1.250% 09/10/26 $ 47,031
40,000 Truist Financial Corp 7.161 10/30/29 42,880
30,000 UBS Group AG 4.550 04/17/26 29,874
50,000 UnitedHealth Group Inc 4.600 04/15/27 50,296
50,000 US Bancorp 3.100 04/27/26 48,779
30,000 Ventas Realty LP 3.850 04/01/27 29,378
40,000 Westpac Banking Corp 5.050 04/16/29 40,715
20,000 Willis North America Inc 4.650 06/15/27 19,929
TOTAL FINANCIALS 2,727,520
INDUSTRIAL - 11.1%
20,000 3M Co 2.250 09/19/26 19,137
10,000 Adobe Inc 4.850 04/04/27 10,111
10,000 Amcor Finance USA Inc 3.625 04/28/26 9,819
50,000 American Honda Finance Corp 5.250 07/07/26 50,574
40,000 American Tower Corp 3.650 03/15/27 39,009
40,000 Amgen Inc 3.200 11/02/27 38,515
50,000 Amphenol Corp 5.050 04/05/27 50,519
10,000 Arrow Electronics Inc 5.150 08/21/29 9,954
40,000 Astrazeneca Finance LLC 1.200 05/28/26 38,076
60,000 AT&T Inc 1.700 03/25/26 57,583
20,000 AutoZone Inc 5.050 07/15/26 20,155
20,000 Baxter International Inc 2 .600 08/15/26 19,262
40,000 Bristol-Myers Squibb Co 3.200 06/15/26 39,232
40,000 Broadcom Corp / Broadcom Cayman Finance Ltd 3.875 01/15/27 39,345
20,000 Canadian Pacific Railway Co 1.750 12/02/26 18,876
47,000 Caterpillar Financial Services Corp 0.800 11/13/25 45,290
20,000 Celanese US Holdings LLC 6.165 07/15/27 20,454
30,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.150 11/10/26 30,640
21,000 Cigna Group/The 1.250 03/15/26 20,034
30,000 Cisco Systems Inc 4.900 02/26/26 30,194
20,000 CNH Industrial Capital LLC 1.450 07/15/26 18,914
50,000 CNH Industrial Capital LLC 4.500 10/08/27 49,639
70,000 Comcast Corp 3.300 04/01/27 68,166
20,000 Conagra Brands Inc 5.300 10/01/26 20,188
30,000 Crown Castle Inc 2.900 03/15/27 28,713
50,000 CVS Health Corp 3.625 04/01/27 48,528
4,000 Dell International LLC / EMC Corp 6.020 06/15/26 4,068
20,000 Dell International LLC / EMC Corp 5.250 02/01/28 20,317
20,000 Discovery Communications LLC 3.950 03/20/28 18,888
10,000 Dollar General Corp 4.625 11/01/27 9,931
10,000 DXC Technology Co 1.800 09/15/26 9,404
10,000 Eastman Chemical Co 5.000 08/01/29 10,030
20,000 eBay Inc 1.400 05/10/26 19,032
50,000 (a) Eli Lilly & Co 4.150 08/14/27 49,803
20,000 Equinix Inc 1 .800 07/15/27 18,554
15,000 Fidelity National Information Services Inc 1.650 03/01/28 13,576
30,000 Fiserv Inc 5.450 03/02/28 30,628
10,000 Fortive Corp 3.150 06/15/26 9,734
20,000 GE HealthCare Technologies Inc 4.800 08/14/29 19,966
20,000 General Mills Inc 4.200 04/17/28 19,682
50,000 General Motors Financial Co Inc 5.400 04/06/26 50,386
60,000 General Motors Financial Co Inc 5.800 01/07/29 61,422
20,000 Gilead Sciences Inc 2.950 03/01/27 19,309
15,000 Global Payments Inc 4.950 08/15/27 15,068
43,000 HCA Inc 3.125 03/15/27 41,358
31,000 Home Depot Inc/The 2.125 09/15/26 29,755
10,000 Home Depot Inc/The 4.900 04/15/29 10,138
20,000 HP Inc 1.450 06/17/26 18,971
10,000 Illumina Inc 5.750 12/13/27 10,265
40,000 Intel Corp 2.600 05/19/26 38,632
50,000 International Business Machines Corp 3.300 05/15/26 49,064

Portfolio of Investments October 31, 2024
(continued)
ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 IQVIA Inc 6.250% 02/01/29 $ 10,414
10,000 Jabil Inc 4.250 05/15/27 9,845
30,000 John Deere Capital Corp 0.700 01/15/26 28,693
40,000 John Deere Capital Corp 4.950 07/14/28 40,538
10,000 Johnson & Johnson 0 .550 09/01/25 9,681
20,000 Johnson & Johnson 4.800 06/01/29 20,336
10,000 Kellanova 3.400 11/15/27 9,657
20,000 Keurig Dr Pepper Inc 5.050 03/15/29 20,210
20,000 Kinder Morgan Inc 1.750 11/15/26 18,888
20,000 Kraft Heinz Foods Co 3.000 06/01/26 19,472
50,000 Kroger Co/The 4.600 08/15/27 50,115
10,000 Kyndryl Holdings Inc 2.050 10/15/26 9,470
10,000 Laboratory Corp of America Holdings 3.600 09/01/27 9,736
10,000 Lennox International Inc 1.700 08/01/27 9,231
40,000 Lowe's Cos Inc 4.800 04/01/26 40,101
20,000 Mastercard Inc 4.875 03/09/28 20,291
50,000 McDonald's Corp 5.000 05/17/29 50,633
10,000 McKesson Corp 1.300 08/15/26 9,450
20,000 Merck & Co Inc 4.050 05/17/28 19,840
40,000 Microsoft Corp 2.400 08/08/26 38,722
10,000 Mondelez International Inc 2.625 03/17/27 9,564
10,000 Motorola Solutions Inc 4.600 02/23/28 9,965
20,000 MPLX LP 4.250 12/01/27 19,674
10,000 Nokia Oyj 4.375 06/12/27 9,813
10,000 Nordson Corp 4.500 12/15/29 9,796
10,000 Nutrien Ltd 5.200 06/21/27 10,136
16,000 ONEOK Inc 5.550 11/01/26 16,216
50,000 Oracle Corp 2.800 04/01/27 47,909
50,000 Oracle Corp 4.200 09/27/29 48,707
15,000 PACCAR Financial Corp 5.000 05/13/27 15,219
10,000 Parker-Hannifin Corp 4.250 09/15/27 9,912
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,886
20,000 PepsiCo Inc 5.125 11/10/26 20,308
20,000 PepsiCo Inc 4.500 07/17/29 20,071
50,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/26 49,928
10,000 Phillips 66 Co 3.750 03/01/28 9,688
30,000 Procter & Gamble Co/The 1.900 02/01/27 28,504
10,000 Regal Rexnord Corp 6.050 04/15/28 10,239
10,000 Republic Services Inc 2.900 07/01/26 9,744
20,000 Rogers Communications Inc 3.200 03/15/27 19,281
20,000 Roper Technologies Inc 1.400 09/15/27 18,374
11,000 Ryder System Inc 2.850 03/01/27 10,525
10,000 Ryder System Inc 6.300 12/01/28 10,545
50,000 Ryder System Inc 4.900 12/01/29 49,894
10,000 S&P Global Inc 2.450 03/01/27 9,541
20,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 20,044
20,000 Sherwin-Williams Co/The 3.450 06/01/27 19,427
20,000 Starbucks Corp 3.500 03/01/28 19,360
10,000 Sysco Corp 3 .250 07/15/27 9,642
20,000 (a) Thermo Fisher Scientific Inc 5.000 01/31/29 20,333
44,000 Toyota Motor Corp 5.275 07/13/26 44,615
10,000 Toyota Motor Credit Corp 4.450 05/18/26 10,002
28,000 Toyota Motor Credit Corp 4.650 01/05/29 28,058
12,000 TransCanada PipeLines Ltd 4.250 05/15/28 11,774
10,000 Tyco Electronics Group SA 4.625 02/01/30 9,938
20,000 Unilever Capital Corp 4.875 09/08/28 20,273
10,000 Verizon Communications Inc 3.000 03/22/27 9,646
40,000 Verizon Communications Inc 2.100 03/22/28 36,741
30,000 Visa Inc 3.150 12/14/25 29,589
15,000 VMware LLC 3.900 08/21/27 14,668
30,000 Walt Disney Co/The 1 .750 01/13/26 29,025
20,000 Warnermedia Holdings Inc 3.755 03/15/27 19,262

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Waste Management Inc 3.150% 11/15/27 $ 9,618
10,000 Western Union Co/The 1.350 03/15/26 9,509
30,000 Weyerhaeuser Co 4.750 05/15/26 29,989
30,000 Williams Cos Inc/The 4.800 11/15/29 29,829
10,000 Zimmer Biomet Holdings Inc 5.350 12/01/28 10,197
TOTAL INDUSTRIAL 2,809,209
UTILITY - 1.7%
8,000 American Water Capital Corp 2.950 09/01/27 7,657
10,000 Atmos Energy Corp 3.000 06/15/27 9,623
20,000 CMS Energy Corp 3.000 05/15/26 19,419
50,000 DTE Energy Co 4.950 07/01/27 50,276
10,000 Enel Americas SA 4.000 10/25/26 9,805
10,000 Evergy Kansas Central Inc 2.550 07/01/26 9,670
49,000 Eversource Energy 2.900 03/01/27 47,001
27,000 Exelon Corp 3.400 04/15/26 26,490
50,000 (b) FirstEnergy Transmission LLC 4.550 01/15/30 49,088
20,000 Fortis Inc/Canada 3.055 10/04/26 19,374
10,000 Louisville Gas and Electric Co 3.300 10/01/25 9,897
50,000 National Rural Utilities Cooperative Finance Corp 5.100 05/06/27 50,655
15,000 OGE Energy Corp 5.450 05/15/29 15,304
10,000 Public Service Electric and Gas Co 2.250 09/15/26 9,608
48,000 Sempra 5.400 08/01/26 48,491
36,000 Southern California Edison Co 4.900 06/01/26 36,170
20,000 WEC Energy Group Inc 5.000 09/27/25 20,018
TOTAL UTILITY 438,546
TOTAL CORPORATE DEBT
(Cost $5,963,665) 5,975,275
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 6.0%
GOVERNMENT AGENCY - 2.7%
50,000 Export Development Canada 4.375 06/29/26 50,032
50,000 Export Development Canada 3.750 09/07/27 49,406
100,000 Federal National Mortgage Association 0.625 04/22/25 98,211
37,000 Kreditanstalt fuer Wiederaufbau 0.625 01/22/26 35,373
265,000 Kreditanstalt fuer Wiederaufbau 3.625 04/01/26 262,580
30,000 Kreditanstalt fuer Wiederaufbau 3.500 08/27/27 29,467
60,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 57,462
20,000 Oesterreichische Kontrollbank AG 0.500 02/02/26 19,040
50,000 Oesterreichische Kontrollbank AG 4.750 05/21/27 50,607
36,000 Svensk Exportkredit AB 4.375 02/13/26 35,933
TOTAL GOVERNMENT AGENCY 688,111
MUNICIPAL BONDS - 0.6%
28,000 Province of British Columbia Canada 4.800 11/15/28 28,482
60,000 Province of Ontario Canada 4.200 01/18/29 59,618
60,000 Province of Quebec Canada 4.500 04/03/29 60,300
TOTAL MUNICIPAL BONDS 148,400
SOVEREIGN DEBT - 2.7%
50,000 African Development Bank 0.875 07/22/26 47,181
50,000 Asian Development Bank 4.250 01/09/26 49,916
130,000 Asian Development Bank 1.000 04/14/26 123,991
50,000 Canada Government International Bond 3.750 04/26/28 49,319
30,000 European Investment Bank 2.750 08/15/25 29,602
60,000 European Investment Bank 2.375 05/24/27 57,397
50,000 European Investment Bank 4.750 06/15/29 51,159
100,000 Inter-American Development Bank 4.500 05/15/26 100,292
30,000 International Bank for Reconstruction & Development 4.000 08/27/26 29,888
60,000 International Bank for Reconstruction & Development 4.625 08/01/28 60,917
40,000 International Bank for Reconstruction & Development 3.875 10/16/29 39,447
32,000 International Finance Corp 3.625 09/15/25 31,760

Portfolio of Investments October 31, 2024
(continued)
ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 18,000 International Finance Corp 4.500% 07/13/28 $ 18,201
TOTAL SOVEREIGN DEBT 689,070
TOTAL GOVERNMENT RELATED
(Cost $1,521,608) 1,525,581
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 9.3%
50,000 BANK 2021-BNK34 1.935 06/15/63 47,397
45,000 BANK5 2024-5YR9 5.614 08/15/57 46,076
100,000 Benchmark 2021-B29 Mortgage Trust 2.024 09/15/54 91,307
50,000 Benchmark Mortgage Trust 6.228 06/15/29 52,214
50,000 Capital One Multi-Asset Execution Trust 3.920 09/17/29 49,297
100,000 CarMax Auto Owner Trust 2023-4 6.000 07/17/28 102,105
64,739 Fannie Mae Pool FN MA3798 3.000 10/01/34 61,038
17,791 Fannie Mae Pool FN MA3828 3.000 11/01/34 16,795
19,508 Fannie Mae Pool FN MA3897 3.000 01/01/35 18,393
107,923 Fannie Mae Pool FN MA3985 3.000 04/01/35 101,353
256,737 Fannie Mae Pool FN MA4206 2.000 12/01/35 230,123
104,115 Fannie Mae Pool FN MA4417 1.500 09/01/36 90,169
193,201 Fannie Mae Pool FN MA4469 1.500 11/01/36 168,272
149,521 Fannie Mae Pool FN MA4567 2.000 03/01/37 133,180
75,297 Fannie Mae Pool FN MA4583 2.500 04/01/37 68,785
78,378 Fannie Mae Pool FN MA4990 4.500 04/01/38 77,071
85,462 Fannie Mae Pool FN MA5023 4.000 05/01/38 82,702
94,146 Fannie Mae Pool FN MA5061 5.500 06/01/38 95,084
38,462 Fannie Mae Pool FN MA5093 5.000 07/01/38 38,384
90,939 Fannie Mae Pool FN MA5145 6.000 09/01/38 92,669
64,676 Freddie Mac Gold Pool FG G18642 3.500 04/01/32 63,005
196,759 Freddie Mac Multifamily Structured Pass Through Certificates 3.205 03/25/25 195,335
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 100,696
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 50,010
50,000 Honda Auto Receivables 2024-3 Owner Trust 4.570 03/21/29 50,104
50,000 John Deere Owner Trust 0.740 05/15/28 49,136
45,005 (b) SoFi Professional Loan Program 2020-C Trust 1.950 02/15/46 41,698
45,000 Verizon Master Trust Series 5.210 06/20/29 45,420
100,000 Wells Fargo Commercial Mortgage Trust 2018-C44 3.948 05/15/51 97,352
TOTAL SECURITIZED
(Cost $2,438,584) 2,355,170
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 59.4%
150,000 United States Treasury Note/Bond 4.875 11/30/25 150,850
200,000 United States Treasury Note/Bond 0.375 12/31/25 191,203
250,000 United States Treasury Note/Bond 3.875 01/15/26 248,877
400,000 United States Treasury Note/Bond 4.000 02/15/26 398,781
300,000 United States Treasury Note/Bond 0.750 04/30/26 285,000
450,000 United States Treasury Note/Bond 4.875 04/30/26 454,184
700,000 United States Treasury Note/Bond 4.875 05/31/26 706,863
50,000 United States Treasury Note/Bond 0.875 06/30/26 47,348
300,000 United States Treasury Note/Bond 4.625 06/30/26 301,969
300,000 United States Treasury Note/Bond 4.375 07/31/26 300,879
100,000 United States Treasury Note/Bond 1.125 10/31/26 94,227
250,000 United States Treasury Note/Bond 4.125 10/31/26 249,824
100,000 United States Treasury Note/Bond 1.250 12/31/26 94,090
900,000 United States Treasury Note/Bond 1.875 02/28/27 855,141
300,000 United States Treasury Note/Bond 2.500 03/31/27 288,973
850,000 United States Treasury Note/Bond 2.625 05/31/27 818,855
150,000 United States Treasury Note/Bond 3.250 06/30/27 146,713
250,000 United States Treasury Note/Bond 2.750 07/31/27 241,064
150,000 United States Treasury Note/Bond 3.125 08/31/27 146,004
500,000 United States Treasury Note/Bond 4.125 10/31/27 499,961

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 500,000 United States Treasury Note/Bond 3.875% 11/30/27 $ 496,230
100,000 United States Treasury Note/Bond 3.875 12/31/27 99,234
500,000 United States Treasury Note/Bond 3.500 01/31/28 490,371
300,000 United States Treasury Note/Bond 4.000 02/29/28 298,629
700,000 United States Treasury Note/Bond 3.625 03/31/28 688,570
700,000 United States Treasury Note/Bond 3.500 04/30/28 685,316
400,000 United States Treasury Note/Bond 3.625 05/31/28 393,031
200,000 United States Treasury Note/Bond 4.000 06/30/28 198,977
75,000 United States Treasury Note/Bond 4.125 07/31/28 74,900
300,000 United States Treasury Note/Bond 4.625 09/30/28 304,922
250,000 United States Treasury Note/Bond 4.375 11/30/28 251,924
300,000 United States Treasury Note/Bond 4.000 01/31/29 298,055
500,000 United States Treasury Note/Bond 4.250 02/28/29 501,777
300,000 United States Treasury Note/Bond 4.125 03/31/29 299,508
1,150,000 United States Treasury Note/Bond 4.625 04/30/29 1,171,787
600,000 United States Treasury Note/Bond 4.500 05/31/29 608,625
100,000 United States Treasury Note/Bond 4.250 06/30/29 100,348
100,000 United States Treasury Note/Bond 4.000 07/31/29 99,328
200,000 United States Treasury Note/Bond 3.625 08/31/29 195,453
150,000 United States Treasury Note/Bond 3.500 09/30/29 145,676
350,000 United States Treasury Note/Bond 4.125 10/31/29 349,617
850,000 United States Treasury Note/Bond - When Issued 2.750 04/30/27 822,375
TOTAL U.S. TREASURY
(Cost $15,193,814) 15,095,459
TOTAL LONG-TERM INVESTMENTS
(Cost $25,117,671) 24,951,485
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
71,842 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.860 (d) $ 71,842
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $71,842) 71,842
TOTAL INVESTMENTS - 98.5%
(Cost $25,189,513 ) 25,023,327
OTHER ASSETS & LIABILITIES, NET - 1.5% 389,035
NET ASSETS - 100% $ 25,412,362

Portfolio of Investments October 31, 2024
(continued)
ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)

them:
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 5,975,275 $ – $ 5,975,275
Government Related – 1,525,581 – 1,525,581
Securitized – 2,355,170 – 2,355,170
U.S. Treasury – 15,095,459 – 15,095,459
Investments Purchased with Collateral from
Securities Lending 71,842 – – 71,842
Total
$ 71,842 $ 24,951,485 $ – $ 25,023,327
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $69,536.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $90,786 or 0.4% of Total Investments.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's

Portfolio of Investments October 31, 2024
ESG High Yield Corporate Bond ETF (NUHY)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
CORPORATE DEBT - 97.7%
FINANCIALS - 10.4%
$ 150,000 Ally Financial Inc 6.700% 02/14/33 $ 150,633
50,000 (a) Apollo Commercial Real Estate Finance Inc 4.625 06/15/29 43,362
250,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 254,978
20,000 (a) Bread Financial Holdings Inc 7.000 01/15/26 19,932
110,000 (a) Bread Financial Holdings Inc 9.750 03/15/29 116,186
155,000 (a) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4.500 04/01/27 149,369
100,000 (a) Coinbase Global Inc 3.375 10/01/28 88,885
100,000 (a) Coinbase Global Inc 3.625 10/01/31 83,394
110,000 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 105,760
250,000 (a) Credit Acceptance Corp 9.250 12/15/28 264,539
19,000 Diversified Healthcare Trust 4.375 03/01/31 15,387
200,000 (a) Encore Capital Group Inc 8.500 05/15/30 210,840
100,000 (a) FTAI Aviation Ltd 7.000 05/01/31 102,841
450,000 (a) Global Atlantic Fin Co 4.700 10/15/51 431,636
100,000 (a) Global Atlantic Fin Co 7.950 10/15/54 103,759
100,000 (a) goeasy Ltd 9.250 12/01/28 106,632
200,000 (a) goeasy Ltd 7.625 07/01/29 205,403
70,000 (a) Howard Hughes Corp/The 5.375 08/01/28 68,053
140,000 (a) Howard Hughes Corp/The 4.375 02/01/31 125,460
90,000 (a) Intesa Sanpaolo SpA 4.198 06/01/32 78,804
410,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 5.000 08/15/28 378,200
200,000 Kennedy-Wilson Inc 4.750 03/01/29 183,347
350,000 Kennedy-Wilson Inc 4.750 02/01/30 313,069
365,000 (b) Kennedy-Wilson Inc 5.000 03/01/31 322,352
70,000 (a) Liberty Mutual Group Inc 4.125 12/15/51 66,056
30,000 (a) Molina Healthcare Inc 4 .375 06/15/28 28,784
110,000 (a) Molina Healthcare Inc 3.875 11/15/30 99,604
90,000 (a) Molina Healthcare Inc 3.875 05/15/32 79,786
200,000 (a) Nationstar Mortgage Holdings Inc 5.500 08/15/28 195,156
100,000 (a) Nationstar Mortgage Holdings Inc 5.750 11/15/31 95,646
100,000 (a),(b) Nationstar Mortgage Holdings Inc 7.125 02/01/32 102,240
100,000 OneMain Finance Corp 3.500 01/15/27 95,438
300,000 OneMain Finance Corp 3.875 09/15/28 276,511
300,000 OneMain Finance Corp 7.875 03/15/30 312,314
250,000 OneMain Finance Corp 4.000 09/15/30 220,073
400,000 OneMain Finance Corp 7.500 05/15/31 409,060
290,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5.875 10/01/28 286,981
250,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 238,124
80,000 (a) PennyMac Financial Services Inc 5.375 10/15/25 79,634
210,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 219,865
145,000 (a) PennyMac Financial Services Inc 5.750 09/15/31 138,428
310,000 (a) PROG Holdings Inc 6.000 11/15/29 299,631
100,000 RHP Hotel Properties LP / RHP Finance Corp 4.750 10/15/27 97,886
360,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 344,679
200,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 202,373
40,000 SLM Corp 4.200 10/29/25 39,264
251,000 SLM Corp 3.125 11/02/26 238,020
70,000 (a) Starwood Property Trust Inc 4.375 01/15/27 67,471
65,000 (a) Starwood Property Trust Inc 7.250 04/01/29 66,514
80,000 (b) Synchrony Financial 7.250 02/02/33 81,911
270,000 (a) UniCredit SpA 5.459 06/30/35 260,421
300,000 Western Alliance Bancorp 3.000 06/15/31 277,143
460,000 (a) XHR LP 4.875 06/01/29 431,780
TOTAL FINANCIALS 9,273,614

Portfolio of Investments October 31, 2024
(continued)
ESG High Yield Corporate Bond ETF (NUHY)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL - 85.0%
$ 350,000 (a) 1011778 BC ULC / New Red Finance Inc 4.375% 01/15/28 $ 336,618
320,000 (a) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 295,417
100,000 (a) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 101,746
930,000 (a) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 839,929
60,000 (a) 180 Medical Inc 3.875 10/15/29 55,804
100,000 (a) ACCO Brands Corp 4.250 03/15/29 91,742
130,000 (a),(b) AdaptHealth LLC 4.625 08/01/29 118,227
310,000 (a),(b) AdaptHealth LLC 5.125 03/01/30 283,993
200,000 (a) Adient Global Holdings Ltd 7.000 04/15/28 203,323
150,000 (a),(b) Adient Global Holdings Ltd 8.250 04/15/31 155,389
200,000 (a) Air Canada 3.875 08/15/26 193,477
350,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.625 01/15/27 343,383
150,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.875 02/15/28 150,240
550,000 (a),(b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 562,822
410,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 399,343
310,000 (a),(b) Allegiant Travel Co 7.250 08/15/27 305,353
110,000 (a) Allison Transmission Inc 3.750 01/30/31 97,621
200,000 (a),(b) Amer Sports Co 6.750 02/16/31 203,178
410,000 (a),(b) American Airlines Inc 7.250 02/15/28 416,744
270,000 (a) American Airlines Inc 8.500 05/15/29 283,752
550,000 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5 .750 04/20/29 544,631
250,000 (b) American Axle & Manufacturing Inc 5.000 10/01/29 226,189
170,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 165,573
172,000 (a),(b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 150,722
20,000 (a),(b) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.750 01/15/29 16,475
460,000 (a) APX Group Inc 5.750 07/15/29 453,913
510,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 510,945
100,000 (a) Arcosa Inc 6.875 08/15/32 102,637
80,000 (a),(b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 70,174
175,000 (a) Asbury Automotive Group Inc 4.625 11/15/29 163,856
260,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 239,514
120,000 (a) ASGN Inc 4.625 05/15/28 114,590
400,000 (a) Aston Martin Capital Holdings Ltd 10.000 03/31/29 388,591
120,000 (a) Avantor Funding Inc 4.625 07/15/28 116,031
100,000 (a),(b) Avantor Funding Inc 3.875 11/01/29 92,231
200,000 (a) Avient Corp 7.125 08/01/30 205,677
100,000 (a) Avient Corp 6.250 11/01/31 100,292
140,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 131,554
200,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 186,146
150,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000 02/15/31 153,349
50,000 (a) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 52,252
60,000 (a) Axalta Coating Systems LLC 3.375 02/15/29 55,184
60,000 (a) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4.750 06/15/27 58,801
150,000 (a) B&G Foods Inc 8.000 09/15/28 155,835
220,000 Ball Corp 2.875 08/15/30 191,469
200,000 Ball Corp 3.125 09/15/31 172,845
150,000 (a) Bath & Body Works Inc 6.625 10/01/30 150,194
100,000 (a) Bausch Health Cos Inc 4.875 06/01/28 77,271
720,000 (a) Bausch Health Cos Inc 11.000 09/30/28 662,515
100,000 (a) Beacon Roofing Supply Inc 6.500 08/01/30 101,647
55,000 (a) Block Inc 6.500 05/15/32 55,977
150,000 (a) Bombardier Inc 6.000 02/15/28 149,832
150,000 (a) Bombardier Inc 7.500 02/01/29 156,187
100,000 (a) Bombardier Inc 8.750 11/15/30 108,352
100,000 (a),(b) Bombardier Inc 7.250 07/01/31 103,316
200,000 (a) British Telecommunications PLC 4.875 11/23/81 183,582

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 240,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
4.875% 02/15/30 $ 223,206
60,000 (a) Builders FirstSource Inc 5.000 03/01/30 57,322
371,000 (a) Builders FirstSource Inc 4.250 02/01/32 331,892
150,000 (a) Builders FirstSource Inc 6.375 06/15/32 150,847
150,000 (a) Builders FirstSource Inc 6.375 03/01/34 151,209
150,000 (a) Cable One Inc 4.000 11/15/30 118,221
100,000 (a) Camelot Return Merger Sub Inc 8.750 08/01/28 100,461
100,000 (a) Cargo Aircraft Management Inc 4.750 02/01/28 95,408
250,000 (a) Catalent Pharma Solutions Inc 3.125 02/15/29 242,709
470,000 (a) Catalent Pharma Solutions Inc 3.500 04/01/30 454,906
250,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 247,531
410,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 366,187
510,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 442,571
250,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/03/31 254,238
250,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 216,138
500,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 425,394
100,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 06/01/33 83,159
400,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 319,564
290,000 (a) Century Communities Inc 3.875 08/15/29 263,785
110,000 (a) Charles River Laboratories International Inc 3.750 03/15/29 100,838
200,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 178,754
300,000 (a) Chart Industries Inc 7.500 01/01/30 312,024
230,000 (a),(b) Chart Industries Inc 9.500 01/01/31 247,259
110,000 (a) Chemours Co/The 5.750 11/15/28 101,538
220,000 (a),(b) Chemours Co/The 4.625 11/15/29 191,006
200,000 (a) CHS/Community Health Systems Inc 5.625 03/15/27 195,052
200,000 (a) CHS/Community Health Systems Inc 6.000 01/15/29 188,347
100,000 (a),(b) CHS/Community Health Systems Inc 6.875 04/15/29 84,455
100,000 (a) CHS/Community Health Systems Inc 6.125 04/01/30 78,298
200,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 174,546
450,000 (a) Cinemark USA Inc 5.250 07/15/28 441,531
145,000 (a),(b) Cinemark USA Inc 7.000 08/01/32 148,632
118,000 (a) Clarivate Science Holdings Corp 3.875 07/01/28 111,365
200,000 (a) Clarivate Science Holdings Corp 4.875 07/01/29 189,012
350,000 (a) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 311,504
240,000 (a) Clear Channel Outdoor Holdings Inc 9.000 09/15/28 252,078
300,000 (a),(b) Clear Channel Outdoor Holdings Inc 7.500 06/01/29 256,382
250,000 (a) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 254,898
120,000 (a) Cogent Communications Group LLC 3.500 05/01/26 116,640
460,000 (a),(b) Coherent Corp 5.000 12/15/29 441,279
350,000 (a) Concentra Escrow Issuer Corp 6.875 07/15/32 359,162
700,000 (a) Condor Merger Sub Inc 7.375 02/15/30 674,865
350,000 (a) Consolidated Communications Inc 6.500 10/01/28 332,100
150,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 154,419
182,000 Crowdstrike Holdings Inc 3.000 02/15/29 165,499
170,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 170,920
260,000 (a) DaVita Inc 4.625 06/01/30 239,361
640,000 (a) DaVita Inc 3.750 02/15/31 556,587
100,000 (a) Directv Financing LLC 8.875 02/01/30 98,700
690,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 664,350
270,000 (a) Domtar Corp 6.750 10/01/28 246,878
240,000 (a) DT Midstream Inc 4.125 06/15/29 225,374
261,000 (a) DT Midstream Inc 4.375 06/15/31 240,098
70,000 (a) Dycom Industries Inc 4.500 04/15/29 66,119
200,000 (a),(b) Dye & Durham Ltd 8.625 04/15/29 212,011
210,000 (a) Edgewell Personal Care Co 5.500 06/01/28 206,905
100,000 (a) Edgewell Personal Care Co 4.125 04/01/29 93,360
170,000 (a) Elastic NV 4.125 07/15/29 157,314
300,000 (a) Element Solutions Inc 3.875 09/01/28 288,993
154,000 (a) Enerflex Ltd 9.000 10/15/27 159,860
460,000 (a) Energizer Holdings Inc 4.750 06/15/28 441,584

Portfolio of Investments October 31, 2024
(continued)
ESG High Yield Corporate Bond ETF (NUHY)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 250,000 (a) Energizer Holdings Inc 4 .375% 03/31/29 $ 233,823
200,000 (a) Entegris Inc 5.950 06/15/30 199,782
430,000 (a) EQM Midstream Partners LP 6.500 07/01/27 439,836
12,000 (a) EQM Midstream Partners LP 7.500 06/01/30 12,905
100,000 (a) Fair Isaac Corp 4.000 06/15/28 94,965
450,000 (a) Frontier Communications Holdings LLC 5.875 10/15/27 449,036
600,000 (a) Frontier Communications Holdings LLC 5.000 05/01/28 589,833
270,000 (a) Frontier Communications Holdings LLC 6.750 05/01/29 268,578
200,000 (a) Frontier Communications Holdings LLC 6.000 01/15/30 195,722
350,000 (a) Frontier Communications Holdings LLC 8.750 05/15/30 370,519
270,000 (a) Frontier Communications Holdings LLC 8.625 03/15/31 289,389
335,000 (a),(b) Gap Inc/The 3.625 10/01/29 300,642
100,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 99,814
150,000 (a) Gates Corp/DE 6.875 07/01/29 154,114
150,000 (a) Gen Digital Inc 6.750 09/30/27 152,576
150,000 (a),(b) Gen Digital Inc 7.125 09/30/30 155,237
320,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 01/15/27 325,684
300,000 Genesis Energy LP / Genesis Energy Finance Corp 7.750 02/01/28 303,027
400,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875 04/15/30 412,028
25,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 24,983
210,000 (a) Glatfelter Corp 4.750 11/15/29 188,682
100,000 (b) Goodyear Tire & Rubber Co/The 5.000 07/15/29 90,540
200,000 (b) Goodyear Tire & Rubber Co/The 5.250 07/15/31 175,812
300,000 (a) Gray Escrow Inc 5.375 11/15/31 180,906
200,000 (a),(b) Gray Television Inc 10.500 07/15/29 207,746
180,000 Griffon Corp 5.750 03/01/28 176,761
410,000 (a),(b) Grifols SA 4.750 10/15/28 377,809
300,000 (a) H&E Equipment Services Inc 3.875 12/15/28 277,006
260,000 (a),(b) HealthEquity Inc 4.500 10/01/29 247,783
195,000 (a) Heartland Dental LLC / Heartland Dental Finance Corp 10.500 04/30/28 207,510
250,000 (a) Hess Midstream Operations LP 6.500 06/01/29 254,148
100,000 (b) Hillenbrand Inc 6.250 02/15/29 100,377
210,000 (a) Hilton Domestic Operating Co Inc 5.750 05/01/28 210,483
100,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 101,480
300,000 (a) Hilton Domestic Operating Co Inc 3.750 05/01/29 279,127
230,000 (a) Hilton Domestic Operating Co Inc 4.000 05/01/31 209,510
310,000 (a) Hilton Domestic Operating Co Inc 3.625 02/15/32 272,102
450,000 (a) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
5.000 06/01/29 421,142
308,000 (a) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
4.875 07/01/31 275,237
120,000 (a) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625 01/15/32 120,030
100,000 HLF Financing Sarl LLC / Herbalife International Inc 12.250 04/15/29 100,585
220,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 150,788
170,000 (a) Hologic Inc 3.250 02/15/29 156,124
120,000 (a) Ingevity Corp 3.875 11/01/28 110,425
1,160,000 (a) Intelsat Jackson Holdings SA 6.500 03/15/30 1,089,915
100,000 (a) Iron Mountain Inc 5.000 07/15/28 97,448
111,000 (a) Iron Mountain Inc 5.250 07/15/30 107,322
160,000 (a) Iron Mountain Information Management Services Inc 5.000 07/15/32 150,799
220,000 (a) ITT Holdings LLC 6.500 08/01/29 203,300
200,000 (a) Jaguar Land Rover Automotive PLC 5.875 01/15/28 197,765
410,000 (a),(b) Jazz Securities DAC 4.375 01/15/29 387,980
400,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9 .875 09/20/31 415,668
180,000 (a) Kinetik Holdings LP 5.875 06/15/30 178,614
10,000 Lamar Media Corp 4.000 02/15/30 9,245
150,000 (a) Lamb Weston Holdings Inc 4.875 05/15/28 146,942
300,000 (a) Level 3 Financing Inc 10.500 04/15/29 334,006
200,000 (a) Level 3 Financing Inc 4.875 06/15/29 171,000
400,000 (a) Level 3 Financing Inc 10.500 05/15/30 437,500
100,000 (a) Life Time Inc 6.000 11/15/31 99,575

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 60,000 (a) Lithia Motors Inc 3.875% 06/01/29 $ 55,062
310,000 (a) Lithia Motors Inc 4.375 01/15/31 283,662
200,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 202,765
200,000 (a),(b) Live Nation Entertainment Inc 4.750 10/15/27 194,634
250,000 (a) Live Nation Entertainment Inc 3.750 01/15/28 236,845
28,000 (a) Macy's Retail Holdings LLC 5.875 04/01/29 27,360
280,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 259,771
400,000 (a) Masterbrand Inc 7.000 07/15/32 409,734
70,000 (a) McGraw-Hill Education Inc 8.000 08/01/29 70,460
350,000 Mercer International Inc 5.125 02/01/29 302,068
74,000 Methanex Corp 5.125 10/15/27 72,017
130,000 (a) Michaels Cos Inc/The 5.250 05/01/28 93,546
50,000 (a) Mobius Merger Sub Inc 9.000 06/01/30 47,773
33,000 (a) MPH Acquisition Holdings LLC 5.500 09/01/28 22,420
100,000 (a) Murphy Oil USA Inc 3.750 02/15/31 88,861
490,000 (a) NCL Corp Ltd 5.875 03/15/26 489,464
720,000 (a) NCL Corp Ltd 5.875 02/15/27 719,253
140,000 (a) NCL Corp Ltd 8.375 02/01/28 146,653
400,000 (a) NCL Corp Ltd 8.125 01/15/29 424,070
310,000 (a),(b) NCL Corp Ltd 7.750 02/15/29 328,842
421,000 (a),(b) NCR Voyix Corp 5.000 10/01/28 404,988
150,000 (a) NESCO Holdings II Inc 5.500 04/15/29 139,593
283,000 (a) New Fortress Energy Inc 6.750 09/15/25 282,459
200,000 (b) Newell Brands Inc 6.375 09/15/27 202,127
200,000 Newell Brands Inc 6.625 09/15/29 202,787
100,000 (a) News Corp 3.875 05/15/29 93,061
100,000 (a) News Corp 5.125 02/15/32 95,829
438,000 (a),(b) Nexstar Media Inc 4.750 11/01/28 411,778
81,000 (b) Nordstrom Inc 4.375 04/01/30 73,422
450,000 NuStar Logistics LP 6.375 10/01/30 455,079
260,000 (a) ON Semiconductor Corp 3.875 09/01/28 243,802
110,000 (a) Open Text Corp 3.875 02/15/28 103,465
210,000 (a) Open Text Holdings Inc 4.125 12/01/31 188,602
110,000 (a) Option Care Health Inc 4.375 10/31/29 101,253
500,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 473,756
220,000 (a),(b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 200,642
510,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 478,257
100,000 (a),(b) Outfront Media Capital LLC / Outfront Media Capital Corp 4.625 03/15/30 93,022
300,000 (a) Owens-Brockway Glass Container Inc 6.625 05/13/27 298,516
420,000 (a) Owens-Brockway Glass Container Inc 7.250 05/15/31 413,080
20,000 (a) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4.375 09/30/28 18,810
375,000 Paramount Global 6.375 03/30/62 347,178
100,000 (a) Parkland Corp/Canada 4.625 05/01/30 91,913
200,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 194,118
200,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 199,658
485,000 (a) Performance Food Group Inc 4.250 08/01/29 453,947
310,000 Perrigo Finance Unlimited Co 4.900 06/15/30 293,490
200,000 (a) Phinia Inc 6.750 04/15/29 204,161
690,000 (a) Post Holdings Inc 4.625 04/15/30 644,865
550,000 (a) Post Holdings Inc 4.500 09/15/31 500,703
385,000 (a) Post Holdings Inc 6.250 02/15/32 389,277
120,000 (a) Prestige Brands Inc 3.750 04/01/31 106,966
230,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 229,756
100,000 (a) Primo Water Holdings Inc 4 .375 04/30/29 94,213
60,000 (a) PTC Inc 4.000 02/15/28 57,400
200,000 (a) Rakuten Group Inc 9.750 04/15/29 216,300
201,000 (a),(b),(c) Rakuten Group Inc 5.125 N/A 192,457
355,000 (a),(b),(c) Rakuten Group Inc 6.250 N/A 319,500
100,000 (a) RB Global Inc 6.750 03/15/28 102,542
110,000 (a) RB Global Inc 7.750 03/15/31 115,895
150,000 (a) Reworld Holding Corp 4.875 12/01/29 140,098

Portfolio of Investments October 31, 2024
(continued)
ESG High Yield Corporate Bond ETF (NUHY)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 60,000 (a) ROBLOX Corp 3.875% 05/01/30 $ 54,303
210,000 (a),(b) Rogers Communications Inc 5.250 03/15/82 205,557
100,000 (a) Royal Caribbean Cruises Ltd 4.250 07/01/26 98,094
50,000 (a) Royal Caribbean Cruises Ltd 5.500 08/31/26 50,056
410,000 (a) Royal Caribbean Cruises Ltd 5.375 07/15/27 409,248
400,000 (a) Royal Caribbean Cruises Ltd 5.500 04/01/28 399,972
600,000 (a) Royal Caribbean Cruises Ltd 6.250 03/15/32 611,713
200,000 (a) Royal Caribbean Cruises Ltd 6.000 02/01/33 201,228
100,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 100,705
117,000 (a),(b) Sabre GLBL Inc 8.625 06/01/27 112,935
300,000 (a) Sabre GLBL Inc 11.250 12/15/27 309,067
350,000 SBA Communications Corp 3 .875 02/15/27 338,745
188,000 Seagate HDD Cayman 9.625 12/01/32 214,032
100,000 (a) Sealed Air Corp 6.125 02/01/28 101,063
370,000 (a),(b) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 355,349
220,000 (a) Sensata Technologies BV 4.000 04/15/29 205,722
200,000 (a) Sensata Technologies BV 5.875 09/01/30 197,924
300,000 (a) Sensata Technologies Inc 3.750 02/15/31 267,752
400,000 Service Corp International/US 4.000 05/15/31 360,742
215,000 (a),(b) Sinclair Television Group Inc 4.125 12/01/30 164,744
235,000 (a) Sirius XM Radio Inc 3.125 09/01/26 225,423
200,000 (a) Sirius XM Radio Inc 4.000 07/15/28 186,854
350,000 (a) Sirius XM Radio Inc 4 .125 07/01/30 313,132
440,000 (a),(b) Sirius XM Radio Inc 3.875 09/01/31 378,107
250,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 254,716
170,000 (b) Six Flags Entertainment Corp/DE 7.250 05/15/31 174,261
300,000 (a) Sonic Automotive Inc 4.625 11/15/29 275,482
300,000 (a) Sonic Automotive Inc 4.875 11/15/31 269,745
400,000 (a) Sotera Health Holdings LLC 7.375 06/01/31 409,624
150,000 (a) SPX FLOW Inc 8 .750 04/01/30 155,934
300,000 (a) Stagwell Global LLC 5.625 08/15/29 285,276
200,000 (a) Stena International SA 7.250 01/15/31 207,627
420,000 (a) Studio City Finance Ltd 6.500 01/15/28 404,514
420,000 (a),(b) Studio City Finance Ltd 5.000 01/15/29 379,144
310,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 284,319
100,000 (a) Summit Materials LLC / Summit Materials Finance Corp 5.250 01/15/29 99,139
55,000 (a) Summit Materials LLC / Summit Materials Finance Corp 7.250 01/15/31 57,143
100,000 (a) Summit Midstream Holdings LLC 8.625 10/31/29 103,316
300,000 (a) Sunoco LP 7.000 05/01/29 309,474
580,000 (a) Sunoco LP 7.250 05/01/32 603,795
60,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 55,361
150,000 (a) Surgery Center Holdings Inc 7.250 04/15/32 154,021
261,000 (a) Taylor Morrison Communities Inc 5.125 08/01/30 252,425
100,000 (a),(b) TEGNA Inc 4.750 03/15/26 98,955
50,000 (a) Teleflex Inc 4.250 06/01/28 47,935
40,000 (a) Tempur Sealy International Inc 4.000 04/15/29 36,857
200,000 (a) Tempur Sealy International Inc 3.875 10/15/31 173,973
250,000 (a) Tenneco Inc 8.000 11/17/28 231,501
110,000 (a) Terex Corp 5.000 05/15/29 105,736
260,000 (a) Thor Industries Inc 4.000 10/15/29 237,297
50,000 (a) TopBuild Corp 4.125 02/15/32 44,575
11,000 (a) TransDigm Inc 6.625 03/01/32 11,186
100,000 (a) Travel + Leisure Co 6.625 07/31/26 100,845
240,000 (a) Travel + Leisure Co 4.500 12/01/29 224,147
120,000 TreeHouse Foods Inc 4.000 09/01/28 109,352
185,000 (a) Triumph Group Inc 9.000 03/15/28 192,737
210,000 (a),(b) Tronox Inc 4.625 03/15/29 190,530
250,000 (a) TTM Technologies Inc 4.000 03/01/29 233,728
140,000 Twilio Inc 3.875 03/15/31 126,288
300,000 (a) United Airlines Inc 4.375 04/15/26 294,818
500,000 (a) United Airlines Inc 4.625 04/15/29 478,552
150,000 (a),(b) United Natural Foods Inc 6.750 10/15/28 144,750

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 99,000 (b) United Rentals North America Inc 4.000% 07/15/30 $ 91,427
300,000 (a) United Rentals North America Inc 6.125 03/15/34 302,503
220,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.500 02/15/28 234,337
700,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750 04/15/28 643,465
150,000 (a),(b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 129,136
24,000 (a),(b) Univision Communications Inc 4 .500 05/01/29 21,306
128,000 (a) US Foods Inc 4.750 02/15/29 123,307
100,000 (a) US Foods Inc 4.625 06/01/30 94,881
90,000 (a) Valvoline Inc 3.625 06/15/31 78,006
130,000 (a) Vertiv Group Corp 4.125 11/15/28 123,715
328,000 (a),(b) Victoria's Secret & Co 4.625 07/15/29 289,057
110,000 (a) Viridien 8.750 04/01/27 106,308
220,000 Vodafone Group PLC 3.250 06/04/81 211,216
325,000 Vodafone Group PLC 4.125 06/04/81 292,262
1,430,000 (a) VZ Secured Financing BV 5.000 01/15/32 1,283,706
200,000 (b) Walgreens Boots Alliance Inc 8.125 08/15/29 198,784
195,000 (a) Weatherford International Ltd 8.625 04/30/30 201,572
401,000 (a) WESCO Distribution Inc 7.250 06/15/28 410,436
190,000 (a) Williams Scotsman Inc 4.625 08/15/28 181,626
100,000 (a) Williams Scotsman Inc 7.375 10/01/31 103,598
770,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 7.750 08/15/28 774,261
200,000 (a),(b) Wolverine World Wide Inc 4.000 08/15/29 171,018
150,000 (a) Wyndham Hotels & Resorts Inc 4.375 08/15/28 142,766
160,000 (a) Xerox Holdings Corp 5.500 08/15/28 131,210
180,000 (a),(b) XPO Inc 7.125 02/01/32 186,990
160,000 Yum! Brands Inc 3.625 03/15/31 144,892
250,000 Yum! Brands Inc 4.625 01/31/32 234,381
110,000 Yum! Brands Inc 5.375 04/01/32 107,064
100,000 (a) Zebra Technologies Corp 6.500 06/01/32 102,312
230,000 (a) ZipRecruiter Inc 5.000 01/15/30 207,416
200,000 (a) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 182,190
TOTAL INDUSTRIAL 76,203,498
UTILITY - 2.3%
100,000 AES Corp/The 7.600 01/15/55 103,636
110,000 Algonquin Power & Utilities Corp 4.750 01/18/82 103,007
200,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 194,000
110,000 (a) Clearway Energy Operating LLC 3.750 02/15/31 98,196
150,000 Edison International 8.125 06/15/53 157,372
100,000 (a) EUSHI Finance Inc 7.625 12/15/54 103,545
210,000 (a) NextEra Energy Operating Partners LP 7.250 01/15/29 216,008
200,000 (a) Vistra Operations Co LLC 4.375 05/01/29 190,379
650,000 (a) Vistra Operations Co LLC 7.750 10/15/31 686,643
200,000 (a) Vistra Operations Co LLC 6.875 04/15/32 206,811
TOTAL UTILITY 2,059,597
TOTAL CORPORATE DEBT
(Cost $87,312,491) 87,536,709
TOTAL LONG-TERM INVESTMENTS
(Cost $87,312,491) 87,536,709
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 11.0%
9,890,753 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.860 (e) $ 9,890,753
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,890,753) 9,890,753
TOTAL INVESTMENTS - 108.7%
(Cost $97,203,244 ) 97,427,462
OTHER ASSETS & LIABILITIES, NET - (8.7)% (7,821,638)
NET ASSETS - 100% $ 89,605,824

Portfolio of Investments October 31, 2024
(continued)
ESG High Yield Corporate Bond ETF (NUHY)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 87,536,709 $ – $ 87,536,709
Investments Purchased with Collateral from
Securities Lending 9,890,753 – – 9,890,753
Total
$ 9,890,753 $ 87,536,709 $ – $ 97,427,462
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $76,494,116 or 78.5% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,038,168.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust

Portfolio of Investments October 31, 2024
ESG U.S. Aggregate Bond ETF (NUBD)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
CORPORATE BONDS - 0.0%
COMMUNICATION SERVICES - 0.0%
$ 10,000 British Telecommunications PLC 5.125% 12/04/28 $ 10,092
10,000 Orange SA 9 .000 03/01/31 12,103
TOTAL COMMUNICATION SERVICES 22,195
CONSUMER DISCRETIONARY - 0.0%
20,000 General Motors Co 6.125 10/01/25 20,184
TOTAL CONSUMER DISCRETIONARY 20,184
TOTAL CORPORATE BONDS
(Cost $42,844) 42,379
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 25.3%
FINANCIALS - 8.4%
10,000 Aegon Ltd 5.500 04/11/48 9,891
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450 10/29/26 190,901
30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650 07/21/27 29,110
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875 01/23/28 19,366
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.100 01/19/29 10,026
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.150 09/30/30 10,500
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300 01/30/32 167,057
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.400 10/29/33 8,575
10,000 (a) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.300 01/19/34 9,937
60,000 Aetna Inc 4.125 11/15/42 47,974
70,000 Aflac Inc 3.600 04/01/30 66,171
160,000 Air Lease Corp 2.875 01/15/26 156,220
10,000 Air Lease Corp 4.625 10/01/28 9,895
30,000 Air Lease Corp 3.125 12/01/30 26,844
50,000 Air Lease Corp 5.200 07/15/31 49,817
30,000 Air Lease Corp 2.875 01/15/32 25,719
50,000 Aircastle Ltd 4.250 06/15/26 49,351
100,000 Alexandria Real Estate Equities Inc 3.375 08/15/31 90,753
100,000 Alexandria Real Estate Equities Inc 2.950 03/15/34 83,680
50,000 Alexandria Real Estate Equities Inc 5.625 05/15/54 49,435
92,000 Ally Financial Inc 8.000 11/01/31 102,364
30,000 Ally Financial Inc 8.000 11/01/31 33,432
90,000 American Express Co 1.650 11/04/26 84,949
150,000 American Express Co 5.625 07/28/34 152,580
210,000 American Express Co 5.284 07/26/35 210,475
50,000 American Homes 4 Rent 5.500 07/15/34 50,343
120,000 American International Group Inc 3.400 06/30/30 111,239
80,000 Ameriprise Financial Inc 5.700 12/15/28 83,401
10,000 Ameriprise Financial Inc 4.500 05/13/32 9,830
50,000 Aon Corp / Aon Global Holdings PLC 2.850 05/28/27 47,900
110,000 Aon Corp / Aon Global Holdings PLC 5.350 02/28/33 111,435
20,000 Aon Global Ltd 4.600 06/14/44 17,525
50,000 Aon North America Inc 5.450 03/01/34 50,759
10,000 Apollo Global Management Inc 6.375 11/15/33 10,904
50,000 Apollo Global Management Inc 6.000 12/15/54 49,286
90,000 Arthur J Gallagher & Co 3.050 03/09/52 56,999
42,000 Assurant Inc 2.650 01/15/32 35,249
60,000 Australia & New Zealand Banking Group Ltd/New York NY 3.700 11/16/25 59,486
120,000 AvalonBay Communities Inc 5.300 12/07/33 121,675
20,000 AXIS Specialty Finance LLC 3.900 07/15/29 19,042
320,000 Banco Santander SA 4.175 03/24/28 313,860
150,000 Banco Santander SA 3.490 05/28/30 137,578
40,000 Banco Santander SA 6.921 08/08/33 42,988
170,000 Bank of America Corp 5.080 01/20/27 170,438
40,000 Bank of America Corp 1.734 07/22/27 37,968
40,000 Bank of America Corp 5.933 09/15/27 40,848

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 320,000 Bank of America Corp 2.087% 06/14/29 $ 290,258
150,000 Bank of America Corp 4.271 07/23/29 146,776
740,000 Bank of America Corp 3.974 02/07/30 712,182
200,000 Bank of America Corp 2.592 04/29/31 176,723
250,000 Bank of America Corp 2.651 03/11/32 216,646
120,000 Bank of America Corp 2.299 07/21/32 100,799
310,000 Bank of America Corp 5.872 09/15/34 323,090
272,000 Bank of America Corp 3.311 04/22/42 210,254
250,000 Bank of America Corp 2.972 07/21/52 168,027
100,000 Bank of Montreal 2.650 03/08/27 95,811
50,000 Bank of Montreal 5.717 09/25/28 51,696
50,000 Bank of Montreal 4.640 09/10/30 49,389
48,000 Bank of Montreal 3.803 12/15/32 45,876
100,000 Bank of New York Mellon Corp/The 2.800 05/04/26 97,731
100,000 Bank of New York Mellon Corp/The 2.050 01/26/27 94,978
50,000 Bank of New York Mellon Corp/The 3.992 06/13/28 49,282
120,000 Bank of New York Mellon Corp/The 5.188 03/14/35 120,370
50,000 Bank of New York Mellon Corp/The 5.606 07/21/39 50,730
130,000 Bank of Nova Scotia/The 1.350 06/24/26 123,451
100,000 Bank of Nova Scotia/The 5.400 06/04/27 102,011
50,000 (a) Bank of Nova Scotia/The 4.740 11/10/32 48,773
60,000 Barclays PLC 4.836 05/09/28 59,242
90,000 Barclays PLC 5.501 08/09/28 91,174
200,000 Barclays PLC 7 .385 11/02/28 212,851
200,000 Barclays PLC 6.692 09/13/34 216,036
200,000 Barclays PLC 5.335 09/10/35 195,964
50,000 BlackRock Funding Inc 5.350 01/08/55 50,046
40,000 Blackrock Inc 3.250 04/30/29 38,004
30,000 Blackrock Inc 2.400 04/30/30 26,759
30,000 Blackrock Inc 1.900 01/28/31 25,507
10,000 Blackrock Inc 4.750 05/25/33 9,957
162,000 Boston Properties LP 2.900 03/15/30 142,889
20,000 (a) Boston Properties LP 6.500 01/15/34 21,166
50,000 Brixmor Operating Partnership LP 4.125 06/15/26 49,346
120,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2.340 01/30/32 100,292
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,508
50,000 Brookfield Finance Inc 6.350 01/05/34 53,526
10,000 Brookfield Finance Inc 5.968 03/04/54 10,370
50,000 Brown & Brown Inc 5.650 06/11/34 50,889
50,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 50,872
100,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 106,452
200,000 Capital One Financial Corp 5.468 02/01/29 202,389
100,000 Capital One Financial Corp 6.312 06/08/29 103,861
100,000 Capital One Financial Corp 7.624 10/30/31 111,123
100,000 Capital One Financial Corp 6.051 02/01/35 102,955
10,000 Cboe Global Markets Inc 3.650 01/12/27 9,813
30,000 Cboe Global Markets Inc 3.000 03/16/32 26,378
290,000 Centene Corp 3.375 02/15/30 259,977
10,000 Charles Schwab Corp/The 3.200 03/02/27 9,682
200,000 Charles Schwab Corp/The 2.000 03/20/28 183,627
10,000 Charles Schwab Corp/The 4.000 02/01/29 9,739
110,000 Charles Schwab Corp/The 5.643 05/19/29 112,775
10,000 Charles Schwab Corp/The 3.250 05/22/29 9,419
10,000 Charles Schwab Corp/The 5.853 05/19/34 10,405
10,000 Charles Schwab Corp/The 6.136 08/24/34 10,610
139,000 Chubb Corp/The 6.000 05/11/37 149,438
15,000 Chubb INA Holdings LLC 1.375 09/15/30 12,523
988,000 Citigroup Inc 3.980 03/20/30 947,004
50,000 (a) Citigroup Inc 4.542 09/19/30 48,970
190,000 Citigroup Inc 2.561 05/01/32 162,597
280,000 Citigroup Inc 2.520 11/03/32 235,999
20,000 Citigroup Inc 3.057 01/25/33 17,379

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 100,000 Citigroup Inc 6.174% 05/25/34 $ 103,630
50,000 Citigroup Inc 5.827 02/13/35 50,436
100,000 Citigroup Inc 5.449 06/11/35 100,834
50,000 Citigroup Inc 5.411 09/19/39 48,391
20,000 Citizens Financial Group Inc 2.850 07/27/26 19,276
100,000 Citizens Financial Group Inc 2.638 09/30/32 81,485
100,000 CME Group Inc 2.650 03/15/32 87,456
60,000 CME Group Inc 5.300 09/15/43 61,398
50,000 CNO Financial Group Inc 6.450 06/15/34 51,497
50,000 Comerica Inc 5 .982 01/30/30 50,657
250,000 Commonwealth Bank of Australia/New York NY 5.499 09/12/25 251,984
140,000 Cooperatieve Rabobank UA 3.750 07/21/26 136,974
100,000 COPT Defense Properties LP 2.000 01/15/29 87,722
10,000 Credit Suisse USA LLC 7.125 07/15/32 11,207
180,000 Deutsche Bank AG/New York NY 2.552 01/07/28 170,178
150,000 Deutsche Bank AG/New York NY 6.819 11/20/29 158,116
50,000 Deutsche Bank AG/New York NY 3.742 01/07/33 43,055
100,000 Digital Realty Trust LP 5.550 01/15/28 102,156
130,000 Discover Financial Services 6.700 11/29/32 139,859
20,000 Eaton Vance Corp 3.500 04/06/27 19,485
30,000 Elevance Health Inc 3.650 12/01/27 29,131
100,000 Elevance Health Inc 2.250 05/15/30 87,185
50,000 Elevance Health Inc 5.500 10/15/32 51,174
50,000 Elevance Health Inc 5.200 02/15/35 49,809
100,000 Elevance Health Inc 4.650 01/15/43 88,815
30,000 Elevance Health Inc 3.125 05/15/50 19,991
110,000 Elevance Health Inc 4.550 05/15/52 92,668
20,000 Equitable Holdings Inc 4.350 04/20/28 19,615
36,000 Equitable Holdings Inc 5.000 04/20/48 33,103
70,000 ERP Operating LP 2.500 02/15/30 62,522
50,000 ERP Operating LP 4.650 09/15/34 48,021
30,000 Everest Reinsurance Holdings Inc 3.500 10/15/50 20,730
50,000 Federal Realty OP LP 3.500 06/01/30 45,953
12,000 Fifth Third Bancorp 1.707 11/01/27 11,295
100,000 Fifth Third Bancorp 6.339 07/27/29 104,348
50,000 Fifth Third Bancorp 5.631 01/29/32 50,816
30,000 First American Financial Corp 2.400 08/15/31 24,557
50,000 First American Financial Corp 5.450 09/30/34 48,520
30,000 Franklin Resources Inc 1.600 10/30/30 24,840
50,000 GATX Corp 4.700 04/01/29 49,612
10,000 GATX Corp 4.000 06/30/30 9,465
30,000 GATX Corp 3.500 06/01/32 26,683
20,000 GATX Corp 5.450 09/15/33 20,168
20,000 GATX Corp 6.050 03/15/34 20,987
20,000 GATX Corp 5.200 03/15/44 18,710
80,000 Goldman Sachs Bank USA/New York NY 5.283 03/18/27 80,521
10,000 (a) Goldman Sachs Group Inc/The 4.387 06/15/27 9,945
200,000 Goldman Sachs Group Inc/The 1.948 10/21/27 189,094
60,000 Goldman Sachs Group Inc/The 4.223 05/01/29 58,633
350,000 Goldman Sachs Group Inc/The 3.800 03/15/30 331,213
50,000 Goldman Sachs Group Inc/The 5.727 04/25/30 51,406
652,000 Goldman Sachs Group Inc/The 2.383 07/21/32 549,593
200,000 Goldman Sachs Group Inc/The 2.650 10/21/32 170,562
140,000 Goldman Sachs Group Inc/The 6.561 10/24/34 152,948
50,000 Goldman Sachs Group Inc/The 5.330 07/23/35 49,944
50,000 Goldman Sachs Group Inc/The 5.016 10/23/35 48,820
20,000 (b) HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 19,909
90,000 Hartford Financial Services Group Inc/The 2.900 09/15/51 57,771
100,000 Healthpeak OP LLC 2.125 12/01/28 90,197
60,000 Healthpeak OP LLC 3.500 07/15/29 56,457
40,000 Highwoods Realty LP 3 .050 02/15/30 35,147
70,000 Host Hotels & Resorts LP 4.500 02/01/26 69,567

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 Host Hotels & Resorts LP 3.375% 12/15/29 $ 9,149
200,000 HSBC Holdings PLC 7.336 11/03/26 204,749
200,000 HSBC Holdings PLC 2.013 09/22/28 184,364
270,000 HSBC Holdings PLC 2.206 08/17/29 243,153
450,000 HSBC Holdings PLC 2.804 05/24/32 388,186
200,000 HSBC Holdings PLC 6.547 06/20/34 211,971
10,000 HSBC Holdings PLC 6.500 09/15/37 10,567
10,000 Humana Inc 1.350 02/03/27 9,276
10,000 Humana Inc 5.750 12/01/28 10,260
30,000 Humana Inc 4.875 04/01/30 29,561
60,000 Humana Inc 5.375 04/15/31 60,183
110,000 Humana Inc 2.150 02/03/32 88,935
10,000 Humana Inc 5.500 03/15/53 9,299
120,000 Huntington Bancshares Inc/OH 5.709 02/02/35 121,382
100,000 ING Groep NV 3.950 03/29/27 98,019
70,000 ING Groep NV 4.050 04/09/29 67,740
40,000 ING Groep NV 5.550 03/19/35 40,408
64,000 Intercontinental Exchange Inc 3.750 09/21/28 61,809
10,000 Intercontinental Exchange Inc 4.350 06/15/29 9,859
50,000 Intercontinental Exchange Inc 5.250 06/15/31 51,012
20,000 Intercontinental Exchange Inc 1.850 09/15/32 16,032
20,000 Intercontinental Exchange Inc 4.600 03/15/33 19,468
90,000 Intercontinental Exchange Inc 4.250 09/21/48 76,026
30,000 Invesco Finance PLC 3.750 01/15/26 29,619
100,000 Invitation Homes Operating Partnership LP 5.450 08/15/30 101,640
30,000 Jackson Financial Inc 3.125 11/23/31 25,684
190,000 JPMorgan Chase & Co 1.470 09/22/27 178,728
40,000 JPMorgan Chase & Co 2.947 02/24/28 38,401
50,000 JPMorgan Chase & Co 4.979 07/22/28 50,239
240,000 JPMorgan Chase & Co 4.005 04/23/29 233,591
50,000 JPMorgan Chase & Co 5.581 04/22/30 51,288
570,000 JPMorgan Chase & Co 3.702 05/06/30 542,027
260,000 JPMorgan Chase & Co 2.739 10/15/30 235,174
50,000 JPMorgan Chase & Co 4.603 10/22/30 49,310
648,000 JPMorgan Chase & Co 4.493 03/24/31 634,723
110,000 JPMorgan Chase & Co 2.545 11/08/32 93,851
50,000 JPMorgan Chase & Co 4.946 10/22/35 49,009
270,000 JPMorgan Chase & Co 3.157 04/22/42 205,425
450,000 JPMorgan Chase & Co 3.328 04/22/52 325,632
20,000 KeyBank NA/Cleveland OH 6.950 02/01/28 20,913
20,000 KeyBank NA/Cleveland OH 3.900 04/13/29 18,752
110,000 KeyCorp 2.250 04/06/27 103,308
60,000 KeyCorp 6.401 03/06/35 63,311
40,000 (a) Kilroy Realty LP 4.750 12/15/28 39,118
20,000 Kilroy Realty LP 2.500 11/15/32 15,650
100,000 Kimco Realty OP LLC 2.250 12/01/31 83,925
30,000 Legg Mason Inc 4.750 03/15/26 29,977
40,000 Legg Mason Inc 5.625 01/15/44 40,147
70,000 (a) Lincoln National Corp 3.050 01/15/30 63,593
20,000 Lincoln National Corp 3.400 03/01/32 17,730
30,000 Lincoln National Corp 4.375 06/15/50 23,741
90,000 Lloyds Banking Group PLC 4.550 08/16/28 88,989
200,000 Lloyds Banking Group PLC 5.721 06/05/30 204,789
50,000 Lloyds Banking Group PLC 4.344 01/09/48 40,452
20,000 LPL Holdings Inc 6.750 11/17/28 21,080
60,000 LXP Industrial Trust 6.750 11/15/28 62,972
100,000 M&T Bank Corp 7.413 10/30/29 107,653
50,000 M&T Bank Corp 6.082 03/13/32 51,675
20,000 Manulife Financial Corp 4.150 03/04/26 19,837
40,000 Manulife Financial Corp 5.375 03/04/46 39,627
120,000 Marsh & McLennan Cos Inc 2.250 11/15/30 104,235
10,000 Marsh & McLennan Cos Inc 5.150 03/15/34 10,105

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Marsh & McLennan Cos Inc 4.750% 03/15/39 $ 18,937
40,000 Marsh & McLennan Cos Inc 4.350 01/30/47 34,027
10,000 Marsh & McLennan Cos Inc 4.200 03/01/48 8,323
50,000 Marsh & McLennan Cos Inc 5.450 03/15/54 49,810
220,000 MetLife Inc 4.875 11/13/43 205,780
200,000 Mitsubishi UFJ Financial Group Inc 2.757 09/13/26 193,423
150,000 Mitsubishi UFJ Financial Group Inc 1.538 07/20/27 142,137
64,000 Mitsubishi UFJ Financial Group Inc 3.961 03/02/28 62,732
10,000 Mitsubishi UFJ Financial Group Inc 4.080 04/19/28 9,839
200,000 Mitsubishi UFJ Financial Group Inc 5.441 02/22/34 205,418
10,000 Mizuho Financial Group Inc 3.663 02/28/27 9,759
50,000 (a) Mizuho Financial Group Inc 4.254 09/11/29 48,818
100,000 Mizuho Financial Group Inc 2.869 09/13/30 90,727
10,000 Mizuho Financial Group Inc 1.979 09/08/31 8,441
200,000 Mizuho Financial Group Inc 5.594 07/10/35 204,725
50,000 Morgan Stanley 4.350 09/08/26 49,656
10,000 Morgan Stanley 1.593 05/04/27 9,534
10,000 Morgan Stanley 1.512 07/20/27 9,462
50,000 Morgan Stanley 5.652 04/13/28 50,998
120,000 Morgan Stanley 4.210 04/20/28 118,509
10,000 Morgan Stanley 3.591 07/22/28 9,693
517,000 Morgan Stanley 3.772 01/24/29 500,232
100,000 Morgan Stanley 5.123 02/01/29 100,804
70,000 Morgan Stanley 5.164 04/20/29 70,596
291,000 Morgan Stanley 4.431 01/23/30 285,207
50,000 Morgan Stanley 5.656 04/18/30 51,328
25,000 Morgan Stanley 4.654 10/18/30 24,655
120,000 Morgan Stanley 3.622 04/01/31 112,304
200,000 Morgan Stanley 2.239 07/21/32 167,343
130,000 Morgan Stanley 5.424 07/21/34 131,340
100,000 Morgan Stanley 6.627 11/01/34 109,635
100,000 Morgan Stanley 5.466 01/18/35 101,305
50,000 Morgan Stanley 5.831 04/19/35 51,966
50,000 Morgan Stanley 5.320 07/19/35 50,188
100,000 Morgan Stanley 2.484 09/16/36 81,546
100,000 Morgan Stanley 5.942 02/07/39 101,448
20,000 Morgan Stanley 4.300 01/27/45 17,419
10,000 Morgan Stanley Bank NA 4.952 01/14/28 10,041
120,000 Nasdaq Inc 5.550 02/15/34 122,632
10,000 National Australia Bank Ltd/New York 4.966 01/12/26 10,046
200,000 National Australia Bank Ltd/New York 3.375 01/14/26 197,379
10,000 NatWest Group PLC 7.472 11/10/26 10,239
80,000 NatWest Group PLC 4.892 05/18/29 79,469
100,000 NatWest Group PLC 5.808 09/13/29 102,533
100,000 NatWest Group PLC 5.076 01/27/30 99,684
10,000 (a) Nomura Holdings Inc 5.594 07/02/27 10,160
150,000 Nomura Holdings Inc 2.172 07/14/28 135,143
80,000 (a) Nomura Holdings Inc 6.181 01/18/33 84,148
10,000 Nomura Holdings Inc 6.087 07/12/33 10,522
72,000 Northern Trust Corp 3.950 10/30/25 71,619
20,000 Northern Trust Corp 3.150 05/03/29 18,865
50,000 Old Republic International Corp 5.750 03/28/34 50,809
60,000 Omega Healthcare Investors Inc 4.750 01/15/28 59,210
40,000 ORIX Corp 3.700 07/18/27 38,842
40,000 ORIX Corp 2.250 03/09/31 33,822
20,000 ORIX Corp 4.000 04/13/32 18,583
10,000 (a) ORIX Corp 5.200 09/13/32 10,031
20,000 Piedmont Operating Partnership LP 3.150 08/15/30 17,124
10,000 PNC Bank NA 3.100 10/25/27 9,593
90,000 PNC Bank NA 4.050 07/26/28 87,735
20,000 PNC Bank NA 2.700 10/22/29 17,898
170,000 PNC Financial Services Group Inc/The 5.582 06/12/29 173,742

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 PNC Financial Services Group Inc/The 4.812% 10/21/32 $ 49,021
140,000 PNC Financial Services Group Inc/The 6.875 10/20/34 155,588
50,000 PNC Financial Services Group Inc/The 5.676 01/22/35 51,361
54,000 Principal Financial Group Inc 3.700 05/15/29 51,659
10,000 Principal Financial Group Inc 2.125 06/15/30 8,640
34,000 Progressive Corp/The 3.200 03/26/30 31,543
40,000 Progressive Corp/The 3.000 03/15/32 35,616
50,000 Progressive Corp/The 4.200 03/15/48 42,197
91,000 Prologis LP 3.875 09/15/28 88,608
50,000 Prologis LP 2.875 11/15/29 45,993
10,000 Prologis LP 4.375 09/15/48 8,551
100,000 Prologis LP 5.250 06/15/53 97,129
50,000 Prologis LP 5.250 03/15/54 48,211
71,000 Prudential Financial Inc 1.500 03/10/26 68,160
30,000 Prudential Financial Inc 2.100 03/10/30 26,525
70,000 Prudential Financial Inc 3.000 03/10/40 53,081
20,000 (a) Prudential Financial Inc 4.500 09/15/47 19,456
133,000 Prudential Financial Inc 3.905 12/07/47 104,790
10,000 Prudential Financial Inc 3.700 10/01/50 9,072
30,000 Prudential Funding Asia PLC 3.625 03/24/32 27,422
110,000 Public Storage Operating Co 5.125 01/15/29 112,356
40,000 Raymond James Financial Inc 4.950 07/15/46 37,036
50,000 Regency Centers Corp 5.250 01/15/34 50,313
20,000 Regions Financial Corp 1.800 08/12/28 17,801
20,000 Regions Financial Corp 7.375 12/10/37 22,531
30,000 Reinsurance Group of America Inc 3.950 09/15/26 29,576
29,000 Reinsurance Group of America Inc 3.900 05/15/29 27,823
50,000 Reinsurance Group of America Inc 5.750 09/15/34 50,958
100,000 Royal Bank of Canada 1.200 04/27/26 95,216
100,000 Royal Bank of Canada 1.150 07/14/26 94,715
110,000 Royal Bank of Canada 5.200 08/01/28 111,775
50,000 Royal Bank of Canada 4.969 08/02/30 50,108
50,000 Royal Bank of Canada 4.650 10/18/30 49,467
100,000 Santander Holdings USA Inc 2.490 01/06/28 94,286
10,000 Santander Holdings USA Inc 6.565 06/12/29 10,372
50,000 Santander Holdings USA Inc 6.342 05/31/35 51,053
200,000 Santander UK Group Holdings PLC 4.858 09/11/30 196,981
202,000 Simon Property Group LP 5.500 03/08/33 207,357
50,000 Simon Property Group LP 4.750 09/26/34 47,984
50,000 State Street Corp 4.993 03/18/27 50,479
10,000 State Street Corp 4.141 12/03/29 9,760
160,000 State Street Corp 2.400 01/24/30 142,769
50,000 State Street Corp 4.675 10/22/32 49,204
60,000 State Street Corp 6.123 11/21/34 63,298
50,000 Sumitomo Mitsui Financial Group Inc 2.632 07/14/26 48,377
330,000 (a) Sumitomo Mitsui Financial Group Inc 3.364 07/12/27 320,408
90,000 Sumitomo Mitsui Financial Group Inc 3.544 01/17/28 86,723
170,000 Sumitomo Mitsui Financial Group Inc 2.750 01/15/30 152,936
10,000 Sumitomo Mitsui Financial Group Inc 1.710 01/12/31 8,274
70,000 Sumitomo Mitsui Financial Group Inc 5.836 07/09/44 72,173
70,000 (a) Synchrony Financial 5.935 08/02/30 71,106
50,000 Synovus Financial Corp 6.168 11/01/30 49,991
212,000 Toronto-Dominion Bank/The 1.200 06/03/26 200,669
100,000 Toronto-Dominion Bank/The 5.523 07/17/28 102,279
50,000 Toronto-Dominion Bank/The 3.625 09/15/31 48,581
10,000 Travelers Cos Inc/The 5.350 11/01/40 10,040
102,000 Travelers Cos Inc/The 4.600 08/01/43 92,604
20,000 Travelers Cos Inc/The 3.750 05/15/46 15,851
20,000 Travelers Cos Inc/The 4.000 05/30/47 16,424
10,000 Travelers Cos Inc/The 4.050 03/07/48 8,281
51,000 Truist Bank 3.625 09/16/25 50,492
21,000 Truist Financial Corp 4.123 06/06/28 20,642

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 100,000 Truist Financial Corp 1.887% 06/07/29 $ 89,933
100,000 Truist Financial Corp 7.161 10/30/29 107,200
10,000 Truist Financial Corp 1.950 06/05/30 8,551
50,000 Truist Financial Corp 5.153 08/05/32 49,633
200,000 UBS AG/London 5.650 09/11/28 206,172
60,000 UnitedHealth Group Inc 4.600 04/15/27 60,356
80,000 UnitedHealth Group Inc 4.000 05/15/29 78,092
210,000 UnitedHealth Group Inc 5.300 02/15/30 215,610
110,000 UnitedHealth Group Inc 4.200 05/15/32 105,667
100,000 UnitedHealth Group Inc 5.350 02/15/33 102,694
401,000 UnitedHealth Group Inc 4.750 05/15/52 361,756
130,000 UnitedHealth Group Inc 5.375 04/15/54 127,798
50,000 UnitedHealth Group Inc 5.200 04/15/63 46,962
300,000 US Bancorp 5.384 01/23/30 304,804
170,000 US Bancorp 5.678 01/23/35 174,257
21,000 Ventas Realty LP 3.850 04/01/27 20,564
20,000 Ventas Realty LP 4.400 01/15/29 19,536
10,000 Ventas Realty LP 3.000 01/15/30 9,065
54,000 Ventas Realty LP 4.750 11/15/30 53,130
50,000 Voya Financial Inc 5.000 09/20/34 48,234
19,000 Voya Financial Inc 4.800 06/15/46 16,381
50,000 Voya Financial Inc 4.700 01/23/48 45,877
118,000 Welltower OP LLC 4.125 03/15/29 115,093
10,000 Welltower OP LLC 2.750 01/15/31 8,850
110,000 Westpac Banking Corp 1.953 11/20/28 99,520
100,000 Westpac Banking Corp 2.150 06/03/31 85,943
176,000 Westpac Banking Corp 4.322 11/23/31 173,286
10,000 Willis North America Inc 4.500 09/15/28 9,848
70,000 Willis North America Inc 2.950 09/15/29 63,881
50,000 Willis North America Inc 5.900 03/05/54 50,207
40,000 WP Carey Inc 2.450 02/01/32 33,366
30,000 XL Group Ltd 5.250 12/15/43 28,355
20,000 Zions Bancorp NA 3.250 10/29/29 17,570
TOTAL FINANCIALS 33,797,526
INDUSTRIAL - 14.5%
30,000 (a) 3M Co 3.375 03/01/29 28,427
78,000 3M Co 2.375 08/26/29 70,129
100,000 3M Co 3.050 04/15/30 92,184
10,000 3M Co 3.625 10/15/47 7,549
20,000 3M Co 3.250 08/26/49 14,214
20,000 ABB Finance USA Inc 3.800 04/03/28 19,621
48,000 Adobe Inc 2.150 02/01/27 45,748
70,000 Adobe Inc 4.800 04/04/29 70,874
60,000 Agilent Technologies Inc 2.100 06/04/30 51,761
119,000 Air Products and Chemicals Inc 1.850 05/15/27 111,729
10,000 Air Products and Chemicals Inc 2.050 05/15/30 8,719
10,000 Air Products and Chemicals Inc 4.800 03/03/33 9,971
10,000 Air Products and Chemicals Inc 2.700 05/15/40 7,347
30,000 Albemarle Corp 4.650 06/01/27 29,805
40,000 Allegion US Holding Co Inc 5.411 07/01/32 40,562
90,000 Alphabet Inc 0.800 08/15/27 82,249
20,000 Alphabet Inc 1.100 08/15/30 16,694
50,000 Alphabet Inc 1.900 08/15/40 33,681
90,000 Alphabet Inc 2.250 08/15/60 51,496
10,000 Amcor Finance USA Inc 4.500 05/15/28 9,827
60,000 Amcor Flexibles North America Inc 2.630 06/19/30 52,817
170,000 America Movil SAB de CV 4.700 07/21/32 164,873
10,000 America Movil SAB de CV 6.125 11/15/37 10,478
64,000 American Airlines 2017-1 Class AA Pass Through Trust2020 A 3.650 02/15/29 61,194
13,000 American Airlines 2017-2 Class AA Pass Through Trust 3.350 10/15/29 12,189
60,000 (a) American Honda Finance Corp 4.900 03/13/29 60,312
100,000 American Honda Finance Corp 5.850 10/04/30 104,838

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 American Honda Finance Corp 5.050% 07/10/31 $ 50,179
10,000 American Tower Corp 1.450 09/15/26 9,416
10,000 American Tower Corp 3.375 10/15/26 9,758
10,000 American Tower Corp 3.600 01/15/28 9,635
40,000 American Tower Corp 1.500 01/31/28 36,045
110,000 American Tower Corp 5.250 07/15/28 111,311
50,000 American Tower Corp 5.800 11/15/28 51,617
80,000 American Tower Corp 2.900 01/15/30 72,409
20,000 American Tower Corp 1.875 10/15/30 16,799
110,000 American Tower Corp 4.050 03/15/32 102,950
20,000 American Tower Corp 3.700 10/15/49 14,872
30,000 American Tower Corp 3.100 06/15/50 19,985
110,000 Amgen Inc 5.150 03/02/28 111,503
130,000 Amgen Inc 3.000 02/22/29 121,562
10,000 Amgen Inc 5.250 03/02/30 10,200
138,000 (a) Amgen Inc 2.300 02/25/31 118,982
110,000 Amgen Inc 2.000 01/15/32 90,578
20,000 Amgen Inc 5.750 03/15/40 20,353
10,000 Amgen Inc 4.950 10/01/41 9,369
320,000 Amgen Inc 5.600 03/02/43 320,253
210,000 Amgen Inc 4.400 05/01/45 179,337
70,000 Amgen Inc 4.663 06/15/51 61,233
60,000 Amphenol Corp 4.350 06/01/29 59,106
50,000 Amphenol Corp 5.375 11/15/54 49,537
10,000 Analog Devices Inc 3.500 12/05/26 9,818
80,000 Analog Devices Inc 1.700 10/01/28 71,962
50,000 Analog Devices Inc 5.300 04/01/54 50,021
10,000 Applied Materials Inc 3.900 10/01/25 9,949
32,000 (a) Applied Materials Inc 5.100 10/01/35 32,538
100,000 Applied Materials Inc 4.350 04/01/47 87,279
20,000 Aptiv PLC 4.350 03/15/29 19,542
82,000 Aptiv PLC / Aptiv Corp 4.150 05/01/52 60,692
20,000 Archer-Daniels-Midland Co 2.500 08/11/26 19,290
10,000 Archer-Daniels-Midland Co 3.250 03/27/30 9,299
120,000 Archer-Daniels-Midland Co 2.700 09/15/51 75,859
50,000 Arrow Electronics Inc 5.150 08/21/29 49,771
20,000 Astrazeneca Finance LLC 1.200 05/28/26 19,038
50,000 Astrazeneca Finance LLC 4.800 02/26/27 50,403
10,000 AstraZeneca PLC 3.375 11/16/25 9,893
50,000 AstraZeneca PLC 0.700 04/08/26 47,444
49,000 AstraZeneca PLC 1.375 08/06/30 41,050
205,000 AstraZeneca PLC 6.450 09/15/37 229,798
20,000 AstraZeneca PLC 4 .375 11/16/45 17,817
20,000 AstraZeneca PLC 2.125 08/06/50 11,472
170,000 AT&T Inc 5.539 02/20/26 169,984
40,000 AT&T Inc 2.550 12/01/33 32,538
130,000 AT&T Inc 5.400 02/15/34 131,992
760,000 AT&T Inc 4.850 03/01/39 714,308
230,000 AT&T Inc 6.375 03/01/41 247,510
20,000 AT&T Inc 3.100 02/01/43 14,665
280,000 AT&T Inc 3.650 06/01/51 203,541
10,000 AT&T Inc 3.550 09/15/55 6,941
30,000 Atlassian Corp 5 .500 05/15/34 30,521
70,000 Autodesk Inc 2.400 12/15/31 59,541
70,000 Automatic Data Processing Inc 1.700 05/15/28 63,907
30,000 AutoNation Inc 1.950 08/01/28 26,676
30,000 AutoNation Inc 4.750 06/01/30 29,226
10,000 AutoNation Inc 3.850 03/01/32 8,982
50,000 AutoZone Inc 4.500 02/01/28 49,715
100,000 AutoZone Inc 5.200 08/01/33 99,763
50,000 Avery Dennison Corp 2.250 02/15/32 41,431
30,000 Avnet Inc 4.625 04/15/26 29,829

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 115,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 $ 106,554
20,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486 05/01/30 19,689
10,000 Baxter International Inc 2 .600 08/15/26 9,631
70,000 Baxter International Inc 1.730 04/01/31 57,508
120,000 Baxter International Inc 2.539 02/01/32 100,908
12,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 9,874
10,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 9,899
10,000 Bell Telephone Co of Canada or Bell Canada 5.200 02/15/34 9,953
50,000 Bell Telephone Co of Canada or Bell Canada 4.464 04/01/48 42,093
90,000 Bell Telephone Co of Canada or Bell Canada 3.650 03/17/51 65,074
80,000 Berry Global Inc 5.500 04/15/28 80,226
20,000 Biogen Inc 2.250 05/01/30 17,369
110,000 Biogen Inc 3.150 05/01/50 72,040
10,000 Biogen Inc 3 .250 02/15/51 6,696
70,000 Block Financial LLC 2.500 07/15/28 63,999
50,000 Booking Holdings Inc 3.600 06/01/26 49,319
20,000 Booking Holdings Inc 4.625 04/13/30 19,935
20,000 Booz Allen Hamilton Inc 5.950 08/04/33 21,053
62,000 BorgWarner Inc 2.650 07/01/27 58,827
60,000 Bristol-Myers Squibb Co 3.200 06/15/26 58,848
10,000 Bristol-Myers Squibb Co 3.250 02/27/27 9,737
20,000 Bristol-Myers Squibb Co 1.125 11/13/27 18,141
60,000 Bristol-Myers Squibb Co 4.900 02/22/29 60,775
90,000 (a) Bristol-Myers Squibb Co 1.450 11/13/30 74,928
40,000 Bristol-Myers Squibb Co 5.900 11/15/33 42,771
660,000 Bristol-Myers Squibb Co 4.125 06/15/39 581,786
50,000 Bristol-Myers Squibb Co 6.250 11/15/53 55,227
60,000 British Telecommunications PLC 9.625 12/15/30 73,869
50,000 Broadcom Inc 5.150 11/15/31 50,433
50,000 Broadcom Inc 4.550 02/15/32 48,355
212,000 (b) Broadcom Inc 4.150 04/15/32 200,054
485,000 Broadcom Inc 4.300 11/15/32 461,327
90,000 (b) Broadcom Inc 3.187 11/15/36 73,121
50,000 Broadridge Financial Solutions Inc 2.600 05/01/31 43,160
40,000 Brunswick Corp/DE 4.400 09/15/32 36,942
40,000 Bunge Ltd Finance Corp 3.250 08/15/26 39,080
10,000 Bunge Ltd Finance Corp 3.750 09/25/27 9,783
50,000 (a) Bunge Ltd Finance Corp 2.750 05/14/31 43,811
20,000 Cabot Corp 5.000 06/30/32 19,823
120,000 Campbell Soup Co 2.375 04/24/30 105,312
10,000 Canadian National Railway Co 2.750 03/01/26 9,767
10,000 Canadian National Railway Co 3.850 08/05/32 9,360
10,000 Canadian National Railway Co 6.250 08/01/34 11,013
60,000 Canadian National Railway Co 6.375 11/15/37 66,916
50,000 Canadian National Railway Co 3.650 02/03/48 39,258
30,000 Canadian National Railway Co 4.450 01/20/49 26,541
10,000 Canadian Pacific Railway Co 2.875 11/15/29 9,142
10,000 Canadian Pacific Railway Co 2.050 03/05/30 8,718
70,000 Canadian Pacific Railway Co 2.450 12/02/31 60,304
10,000 Canadian Pacific Railway Co 4.800 09/15/35 9,751
10,000 Canadian Pacific Railway Co 3.000 12/02/41 7,437
70,000 Canadian Pacific Railway Co 4.300 05/15/43 60,655
70,000 Canadian Pacific Railway Co 6.125 09/15/15 72,937
120,000 Cardinal Health Inc 4.500 11/15/44 101,764
10,000 Cardinal Health Inc 4.900 09/15/45 8,971
10,000 Carlisle Cos Inc 2.750 03/01/30 8,995
20,000 Carlisle Cos Inc 2.200 03/01/32 16,545
70,000 Carrier Global Corp 5.900 03/15/34 73,544
112,000 Carrier Global Corp 3.377 04/05/40 88,398
70,000 Caterpillar Financial Services Corp 0.800 11/13/25 67,454
50,000 Caterpillar Financial Services Corp 5.000 05/14/27 50,735
10,000 Caterpillar Financial Services Corp 4.400 10/15/27 9,991

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 Caterpillar Inc 2.600% 09/19/29 $ 45,752
180,000 Caterpillar Inc 3.803 08/15/42 150,139
70,000 Caterpillar Inc 3.250 09/19/49 50,998
30,000 CBRE Services Inc 4.875 03/01/26 29,978
30,000 CBRE Services Inc 5.950 08/15/34 31,390
112,000 CDW LLC / CDW Finance Corp 2.670 12/01/26 106,865
153,000 Celanese US Holdings LLC 1.400 08/05/26 143,793
50,000 Cencora Inc 5.125 02/15/34 49,671
80,000 CF Industries Inc 5.150 03/15/34 78,471
20,000 CGI Inc 1.450 09/14/26 18,809
20,000 CH Robinson Worldwide Inc 4.200 04/15/28 19,582
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
2.250 01/15/29 87,832
200,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4.400 04/01/33 178,955
230,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.650 02/01/34 235,930
10,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4.800 03/01/50 7,503
290,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.500 04/01/63 230,557
132,000 Cheniere Corpus Christi Holdings LLC 5.125 06/30/27 132,845
50,000 (b) Cheniere Energy Inc 5.650 04/15/34 50,318
150,000 Cheniere Energy Partners LP 5.950 06/30/33 154,267
30,000 Choice Hotels International Inc 5.850 08/01/34 30,172
50,000 (a) Church & Dwight Co Inc 3.150 08/01/27 48,374
116,000 Cigna Group/The 4.500 02/25/26 115,657
10,000 Cigna Group/The 1.250 03/15/26 9,540
300,000 Cigna Group/The 3.050 10/15/27 287,219
90,000 Cigna Group/The 4.800 08/15/38 83,339
10,000 Cigna Group/The 6.125 11/15/41 10,501
40,000 Cigna Group/The 3.875 10/15/47 30,312
20,000 Cigna Group/The 5.600 02/15/54 19,518
100,000 Cintas Corp No 2 3.700 04/01/27 98,175
308,000 Cisco Systems Inc 2.500 09/20/26 298,030
10,000 Cisco Systems Inc 5.500 01/15/40 10,345
110,000 Cisco Systems Inc 5.300 02/26/54 110,662
40,000 Clorox Co/The 4.400 05/01/29 39,613
10,000 Clorox Co/The 1.800 05/15/30 8,567
70,000 CNH Industrial Capital LLC 1.450 07/15/26 66,200
50,000 CNH Industrial Capital LLC 4.500 10/08/27 49,639
80,000 CNH Industrial NV 3.850 11/15/27 78,325
10,000 Coca-Cola Co/The 3.375 03/25/27 9,797
5,000 Coca-Cola Co/The 1.450 06/01/27 4,670
140,000 Coca-Cola Co/The 1.000 03/15/28 125,804
170,000 Coca-Cola Co/The 1.650 06/01/30 145,995
10,000 Coca-Cola Co/The 1.375 03/15/31 8,249
10,000 Coca-Cola Co/The 2.875 05/05/41 7,512
110,000 Coca-Cola Co/The 3.000 03/05/51 75,835
50,000 Coca-Cola Co/The 5.300 05/13/54 50,378
70,000 (a) Coca-Cola Co/The 2.750 06/01/60 43,286
100,000 Colgate-Palmolive Co 3.250 08/15/32 91,279
80,000 Comcast Corp 3.300 04/01/27 77,904
290,000 Comcast Corp 3.400 04/01/30 270,948
250,000 Comcast Corp 1.500 02/15/31 205,314
100,000 Comcast Corp 5.500 11/15/32 103,882
50,000 Comcast Corp 4.800 05/15/33 49,394
150,000 Comcast Corp 6.450 03/15/37 164,704
370,000 Comcast Corp 3.750 04/01/40 305,613
20,000 Comcast Corp 4.049 11/01/52 15,796
60,000 Comcast Corp 5.650 06/01/54 60,873
390,000 Comcast Corp 2.987 11/01/63 232,828

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Conagra Brands Inc 4.600% 11/01/25 $ 19,951
60,000 Conagra Brands Inc 8.250 09/15/30 69,719
30,000 Conagra Brands Inc 5.300 11/01/38 28,922
10,000 Conagra Brands Inc 5.400 11/01/48 9,505
50,000 (a) Concentrix Corp 6 .850 08/02/33 50,367
70,000 Corning Inc 5.350 11/15/48 67,886
10,000 Corning Inc 3.900 11/15/49 7,809
10,000 Corning Inc 4.375 11/15/57 8,096
100,000 Costco Wholesale Corp 1.375 06/20/27 92,642
20,000 Crown Castle Inc 3.700 06/15/26 19,638
40,000 Crown Castle Inc 4.300 02/15/29 38,900
154,000 Crown Castle Inc 3.300 07/01/30 140,268
10,000 Crown Castle Inc 2.100 04/01/31 8,336
150,000 Crown Castle Inc 2.500 07/15/31 127,128
40,000 Crown Castle Inc 2.900 04/01/41 28,559
10,000 Crown Castle Inc 3.250 01/15/51 6,800
20,000 CSX Corp 3.350 11/01/25 19,760
55,000 CSX Corp 4.250 03/15/29 54,196
30,000 CSX Corp 6 .000 10/01/36 32,153
20,000 CSX Corp 6.150 05/01/37 21,674
120,000 CSX Corp 4.100 03/15/44 101,589
20,000 CSX Corp 3.800 11/01/46 15,819
80,000 CSX Corp 4.750 11/15/48 72,868
10,000 CSX Corp 3.800 04/15/50 7,820
62,000 CSX Corp 4.250 11/01/66 49,048
39,000 Cummins Inc 1.500 09/01/30 32,834
102,000 Cummins Inc 2.600 09/01/50 63,149
10,000 CVS Health Corp 5.000 02/20/26 10,004
100,000 CVS Health Corp 5.400 06/01/29 100,977
140,000 CVS Health Corp 5.550 06/01/31 141,060
310,000 CVS Health Corp 2.125 09/15/31 251,482
50,000 (a) CVS Health Corp 5.700 06/01/34 50,232
60,000 CVS Health Corp 4.780 03/25/38 53,547
75,000 CVS Health Corp 4.125 04/01/40 60,571
75,000 CVS Health Corp 5.300 12/05/43 67,943
50,000 CVS Health Corp 6.000 06/01/44 49,116
250,000 (a) CVS Health Corp 6.050 06/01/54 246,845
100,000 Danaher Corp 2.800 12/10/51 64,977
70,000 DCP Midstream Operating LP 5.125 05/15/29 70,509
130,000 Deere & Co 3.900 06/09/42 111,259
10,000 Dell Inc 6.500 04/15/38 10,657
10,000 Dell International LLC / EMC Corp 5.250 02/01/28 10,159
50,000 Dell International LLC / EMC Corp 4.350 02/01/30 48,572
112,000 Dell International LLC / EMC Corp 8.100 07/15/36 135,360
110,000 Dell International LLC / EMC Corp 8.350 07/15/46 143,795
15,000 Delta Air Lines 2020-1 Class AA Pass Through Trust2020 A 2.000 06/10/28 14,146
40,000 (a) Delta Air Lines Inc 4.375 04/19/28 39,096
20,000 DH Europe Finance II Sarl 3.400 11/15/49 14,727
242,000 Discovery Communications LLC 3.625 05/15/30 214,251
340,000 Discovery Communications LLC 5.000 09/20/37 288,575
61,000 Discovery Communications LLC 6.350 06/01/40 57,142
130,000 Dollar General Corp 3.500 04/03/30 119,758
92,000 Dollar Tree Inc 3.375 12/01/51 58,838
30,000 Dover Corp 5.375 10/15/35 30,738
60,000 Dow Chemical Co/The 4.800 11/30/28 60,104
10,000 Dow Chemical Co/The 2.100 11/15/30 8,570
171,000 Dow Chemical Co/The 4.250 10/01/34 159,334
10,000 Dow Chemical Co/The 9.400 05/15/39 13,354
70,000 Dow Chemical Co/The 5.600 02/15/54 68,641
70,000 DR Horton Inc 1 .300 10/15/26 65,762
20,000 DuPont de Nemours Inc 4.493 11/15/25 19,936
100,000 DuPont de Nemours Inc 5.319 11/15/38 103,578

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 DXC Technology Co 1.800% 09/15/26 $ 28,212
211,000 Eastern Gas Transmission & Storage Inc 4.800 11/01/43 188,982
60,000 Eastman Chemical Co 5.750 03/08/33 61,600
48,000 Eaton Corp 3.103 09/15/27 46,308
62,000 Eaton Corp 4.000 11/02/32 58,976
154,000 eBay Inc 2 .700 03/11/30 138,473
36,000 Ecolab Inc 3.250 12/01/27 34,671
10,000 Ecolab Inc 4.800 03/24/30 10,048
10,000 Ecolab Inc 1.300 01/30/31 8,186
110,000 Ecolab Inc 2.700 12/15/51 69,442
72,000 Electronic Arts Inc 1.850 02/15/31 60,388
25,000 Eli Lilly & Co 3.375 03/15/29 23,932
200,000 Eli Lilly & Co 4.700 02/27/33 199,103
110,000 Eli Lilly & Co 3.700 03/01/45 89,318
110,000 Eli Lilly & Co 5.000 02/09/54 106,019
50,000 Emerson Electric Co 2.000 12/21/28 45,252
72,000 Emerson Electric Co 1.950 10/15/30 62,120
30,000 Enbridge Inc 3.700 07/15/27 29,256
180,000 Enbridge Inc 3.125 11/15/29 166,121
140,000 Enbridge Inc 4.500 06/10/44 118,655
50,000 Enbridge Inc 5.950 04/05/54 51,142
50,000 Enbridge Inc 8.250 01/15/84 52,816
70,000 EnLink Midstream LLC 5.650 09/01/34 70,292
20,000 Enterprise Products Operating LLC 2.800 01/31/30 18,160
100,000 Enterprise Products Operating LLC 7.550 04/15/38 119,603
200,000 Enterprise Products Operating LLC 6.125 10/15/39 213,051
120,000 Enterprise Products Operating LLC 4.850 03/15/44 110,310
75,000 Enterprise Products Operating LLC 4.900 05/15/46 68,625
50,000 Enterprise Products Operating LLC 3.300 02/15/53 34,144
30,000 Equifax Inc 5.100 12/15/27 30,276
50,000 Equifax Inc 5.100 06/01/28 50,338
20,000 Equinix Inc 2.900 11/18/26 19,321
160,000 Equinix Inc 3.900 04/15/32 149,222
80,000 Equinix Inc 3.000 07/15/50 52,532
30,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 29,096
120,000 Estee Lauder Cos Inc/The 2.600 04/15/30 107,829
10,000 (a) Estee Lauder Cos Inc/The 1.950 03/15/31 8,382
20,000 FactSet Research Systems Inc 3.450 03/01/32 17,860
310,000 FedEx Corp 3 .900 02/01/35 278,197
10,000 FedEx Corp 4.750 11/15/45 8,769
10,000 FedEx Corp 4.400 01/15/47 8,295
20,000 FedEx Corp 4.050 02/15/48 15,872
10,000 FedEx Corp 4.950 10/17/48 8,985
10,000 Fidelity National Information Services Inc 1.150 03/01/26 9,535
122,000 Fidelity National Information Services Inc 1.650 03/01/28 110,418
10,000 Fidelity National Information Services Inc 3.100 03/01/41 7,427
40,000 Fiserv Inc 2.250 06/01/27 37,679
254,000 Fiserv Inc 3.500 07/01/29 240,121
40,000 Fiserv Inc 2.650 06/01/30 35,556
30,000 Fiserv Inc 5.450 03/15/34 30,449
60,000 Flex Ltd 4.875 06/15/29 59,231
60,000 Flowserve Corp 2.800 01/15/32 50,969
10,000 FMC Corp 5.150 05/18/26 10,024
40,000 FMC Corp 3.450 10/01/29 36,783
30,000 FMC Corp 4.500 10/01/49 24,152
10,000 Fomento Economico Mexicano SAB de CV 4.375 05/10/43 8,633
89,000 Fomento Economico Mexicano SAB de CV 3.500 01/16/50 67,031
20,000 Fortinet Inc 2.200 03/15/31 17,013
40,000 Fortive Corp 3.150 06/15/26 38,935
100,000 Fortune Brands Innovations Inc 5.875 06/01/33 105,047
20,000 Fox Corp 4.709 01/25/29 19,895
100,000 Fox Corp 6.500 10/13/33 106,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Fox Corp 5.476% 01/25/39 $ 9,663
10,000 Fox Corp 5.576 01/25/49 9,493
20,000 GE HealthCare Technologies Inc 5.600 11/15/25 20,164
140,000 GE HealthCare Technologies Inc 5.857 03/15/30 146,253
10,000 General Mills Inc 5.241 11/18/25 10,001
184,000 General Mills Inc 2.875 04/15/30 166,593
20,000 General Mills Inc 4.950 03/29/33 19,858
90,000 General Motors Co 5.600 10/15/32 91,421
40,000 General Motors Co 5.400 04/01/48 36,390
190,000 General Motors Financial Co Inc 5.000 04/09/27 190,255
284,000 General Motors Financial Co Inc 5.650 01/17/29 288,892
210,000 General Motors Financial Co Inc 4.300 04/06/29 202,729
160,000 General Motors Financial Co Inc 6.100 01/07/34 164,383
20,000 Genuine Parts Co 6.500 11/01/28 21,090
40,000 Genuine Parts Co 2.750 02/01/32 34,009
140,000 Gilead Sciences Inc 4.600 09/01/35 134,440
176,000 Gilead Sciences Inc 4.000 09/01/36 158,227
50,000 Gilead Sciences Inc 5.650 12/01/41 51,435
10,000 Gilead Sciences Inc 4.800 04/01/44 9,214
30,000 Gilead Sciences Inc 4.150 03/01/47 24,996
40,000 GlaxoSmithKline Capital Inc 6.375 05/15/38 44,537
70,000 GlaxoSmithKline Capital PLC 3.375 06/01/29 66,520
200,000 Global Payments Inc 3.200 08/15/29 184,060
20,000 Grupo Televisa SAB 6.625 01/15/40 19,057
60,000 Grupo Televisa SAB 5.000 05/13/45 46,039
50,000 GXO Logistics Inc 1.650 07/15/26 47,338
120,000 Haleon US Capital LLC 3.375 03/24/29 113,405
202,000 Halliburton Co 4.850 11/15/35 194,288
30,000 Harley-Davidson Inc 4.625 07/28/45 24,593
10,000 Hasbro Inc 3.550 11/19/26 9,745
10,000 Hasbro Inc 3.500 09/15/27 9,665
100,000 Hasbro Inc 3.900 11/19/29 94,250
30,000 HCA Inc 5.250 06/15/26 30,110
40,000 HCA Inc 4.500 02/15/27 39,673
80,000 HCA Inc 3.125 03/15/27 76,945
100,000 HCA Inc 5.200 06/01/28 100,908
206,000 HCA Inc 4.125 06/15/29 198,397
70,000 HCA Inc 5.450 04/01/31 70,781
110,000 HCA Inc 5.125 06/15/39 103,893
120,000 HCA Inc 3.500 07/15/51 81,724
70,000 Hershey Co/The 4.250 05/04/28 69,703
280,000 Hewlett Packard Enterprise Co 6.200 10/15/35 298,869
60,000 HF Sinclair Corp 5.000 02/01/28 59,403
30,000 Home Depot Inc/The 3.350 09/15/25 29,710
120,000 Home Depot Inc/The 4.875 06/25/27 121,484
30,000 Home Depot Inc/The 2.950 06/15/29 27,995
299,000 Home Depot Inc/The 5.400 09/15/40 303,404
130,000 Home Depot Inc/The 5.950 04/01/41 139,642
42,000 Home Depot Inc/The 4.400 03/15/45 37,040
220,000 Home Depot Inc/The 4.500 12/06/48 195,432
60,000 Home Depot Inc/The 3.125 12/15/49 41,803
120,000 Honda Motor Co Ltd 2.534 03/10/27 114,831
50,000 Hormel Foods Corp 1.700 06/03/28 45,309
50,000 Howmet Aerospace Inc 4.850 10/15/31 49,604
10,000 HP Inc 4.000 04/15/29 9,652
52,000 HP Inc 3.400 06/17/30 48,030
110,000 HP Inc 4.200 04/15/32 104,087
30,000 Huntsman International LLC 4.500 05/01/29 28,817
50,000 Huntsman International LLC 5.700 10/15/34 48,546
50,000 Hyatt Hotels Corp 5.750 01/30/27 50,980
20,000 IBM International Capital Pte Ltd 4.600 02/05/27 20,048
120,000 IBM International Capital Pte Ltd 5.300 02/05/54 114,900

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 IDEX Corp 2.625% 06/15/31 $ 25,944
70,000 Illinois Tool Works Inc 4.875 09/15/41 67,143
50,000 Ingersoll Rand Inc 5.197 06/15/27 50,652
10,000 Intel Corp 3.750 03/25/27 9,735
292,000 (a) Intel Corp 2.450 11/15/29 256,966
130,000 Intel Corp 5.125 02/10/30 129,622
10,000 Intel Corp 4.000 12/15/32 9,104
110,000 Intel Corp 4.600 03/25/40 94,366
20,000 Intel Corp 2.800 08/12/41 13,240
70,000 Intel Corp 4.250 12/15/42 55,613
10,000 Intel Corp 4.100 05/19/46 7,505
70,000 Intel Corp 4.100 05/11/47 52,071
160,000 Intel Corp 3.734 12/08/47 111,264
10,000 Intel Corp 3.250 11/15/49 6,385
10,000 Intel Corp 4.750 03/25/50 8,183
20,000 Intel Corp 5.700 02/10/53 18,691
50,000 Intel Corp 5.600 02/21/54 46,246
20,000 International Business Machines Corp 7.000 10/30/25 20,496
210,000 International Business Machines Corp 3.300 05/15/26 206,070
10,000 International Business Machines Corp 3.300 01/27/27 9,744
100,000 International Business Machines Corp 2.720 02/09/32 86,913
72,000 International Business Machines Corp 5.600 11/30/39 73,847
10,000 International Business Machines Corp 2.850 05/15/40 7,322
80,000 International Business Machines Corp 4.000 06/20/42 66,937
90,000 International Business Machines Corp 4.700 02/19/46 80,866
40,000 International Flavors & Fragrances Inc 4.375 06/01/47 32,062
10,000 International Flavors & Fragrances Inc 5.000 09/26/48 8,891
45,000 International Paper Co 4.800 06/15/44 40,410
52,000 International Paper Co 4.350 08/15/48 43,370
60,000 Interpublic Group of Cos Inc/The 2.400 03/01/31 51,167
10,000 Interpublic Group of Cos Inc/The 5.375 06/15/33 9,968
80,000 Intuit Inc 5.250 09/15/26 81,143
18,000 Intuit Inc 1.350 07/15/27 16,596
10,000 Intuit Inc 1.650 07/15/30 8,481
50,000 IQVIA Inc 6.250 02/01/29 52,068
80,000 J M Smucker Co/The 4.250 03/15/35 73,677
100,000 J M Smucker Co/The 2.750 09/15/41 68,668
40,000 Jabil Inc 4.250 05/15/27 39,381
40,000 Jacobs Engineering Group Inc 6.350 08/18/28 41,746
30,000 JB Hunt Transport Services Inc 3.875 03/01/26 29,658
30,000 JD.com Inc 3.875 04/29/26 29,572
8,000 JetBlue 2019-1 Class AA Pass Through Trust2020 A 2.750 05/15/32 6,952
23,000 JetBlue 2020-1 Class A Pass Through Trust 4.000 11/15/32 21,889
60,000 John Deere Capital Corp 4.050 09/08/25 59,775
280,000 John Deere Capital Corp 1.300 10/13/26 264,103
110,000 John Deere Capital Corp 4.900 06/11/27 111,273
40,000 John Deere Capital Corp 3.350 04/18/29 38,171
110,000 John Deere Capital Corp 4 .700 06/10/30 110,182
70,000 Johnson & Johnson 2.950 03/03/27 67,970
60,000 Johnson & Johnson 4.800 06/01/29 61,007
390,000 Johnson & Johnson 3.550 03/01/36 348,402
50,000 Johnson & Johnson 5.250 06/01/54 51,324
10,000 Johnson Controls International plc 4.625 07/02/44 8,831
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1.750 09/15/30 16,893
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2.000 09/16/31 25,109
40,000 Juniper Networks Inc 1.200 12/10/25 38,378
70,000 Kellanova 3.400 11/15/27 67,600
20,000 Kellanova 2.100 06/01/30 17,437
30,000 Kellanova 4.500 04/01/46 26,178
160,000 Kenvue Inc 4.900 03/22/33 160,034

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Keurig Dr Pepper Inc 3.400% 11/15/25 $ 9,874
50,000 Keurig Dr Pepper Inc 5.100 03/15/27 50,552
30,000 Keurig Dr Pepper Inc 3.200 05/01/30 27,661
10,000 Keurig Dr Pepper Inc 3.800 05/01/50 7,675
180,000 Keurig Dr Pepper Inc 4.500 04/15/52 154,409
50,000 Keysight Technologies Inc 3.000 10/30/29 45,665
20,000 Kimberly-Clark Corp 3.950 11/01/28 19,621
98,000 Kimberly-Clark Corp 6.625 08/01/37 112,951
10,000 Kinder Morgan Inc 1.750 11/15/26 9,444
372,000 Kinder Morgan Inc 5.300 12/01/34 366,945
50,000 Kinder Morgan Inc 5.050 02/15/46 44,476
60,000 Kinder Morgan Inc 3.250 08/01/50 39,165
50,000 Kinder Morgan Inc 5.950 08/01/54 49,973
10,000 KLA Corp 4.650 07/15/32 9,914
110,000 KLA Corp 4.950 07/15/52 103,250
20,000 Koninklijke KPN NV 8.375 10/01/30 23,446
40,000 Kraft Heinz Foods Co 3.000 06/01/26 38,945
30,000 Kraft Heinz Foods Co 3.875 05/15/27 29,422
110,000 Kraft Heinz Foods Co 4.250 03/01/31 107,023
130,000 Kraft Heinz Foods Co 5.500 06/01/50 127,455
100,000 Kroger Co/The 4.650 09/15/29 99,975
30,000 Kroger Co/The 2.200 05/01/30 26,121
10,000 Kroger Co/The 1.700 01/15/31 8,287
50,000 Kroger Co/The 5.000 09/15/34 49,181
110,000 Kroger Co/The 6.900 04/15/38 123,713
9,000 Kroger Co/The 5.400 07/15/40 8,808
60,000 Kroger Co/The 4.450 02/01/47 50,488
60,000 Kyndryl Holdings Inc 6.350 02/20/34 62,146
10,000 Laboratory Corp of America Holdings 3.600 09/01/27 9,736
10,000 Laboratory Corp of America Holdings 2.950 12/01/29 9,110
90,000 Laboratory Corp of America Holdings 2.700 06/01/31 78,340
10,000 Lam Research Corp 3.750 03/15/26 9,894
30,000 Lam Research Corp 1.900 06/15/30 25,850
100,000 Lam Research Corp 3.125 06/15/60 64,591
60,000 Lear Corp 2.600 01/15/32 50,210
40,000 Leggett & Platt Inc 4.400 03/15/29 37,563
30,000 (a) Leggett & Platt Inc 3.500 11/15/51 19,426
10,000 Lennox International Inc 1.700 08/01/27 9,231
50,000 Linde Inc/CT 4.700 12/05/25 50,068
30,000 Linde Inc/CT 1.100 08/10/30 24,820
30,000 LKQ Corp 5.750 06/15/28 30,596
90,000 Lowe's Cos Inc 3.350 04/01/27 87,426
191,000 Lowe's Cos Inc 4.500 04/15/30 188,417
300,000 Lowe's Cos Inc 5.000 04/15/40 288,563
20,000 Lowe's Cos Inc 5.750 07/01/53 20,205
30,000 Lowe's Cos Inc 4.450 04/01/62 23,924
10,000 LYB International Finance III LLC 1.250 10/01/25 9,690
190,000 LYB International Finance III LLC 3.375 10/01/40 143,405
21,000 LYB International Finance III LLC 4.200 05/01/50 16,378
60,000 LYB International Finance III LLC 3.625 04/01/51 42,306
70,000 Magna International Inc 2.450 06/15/30 61,413
142,000 Martin Marietta Materials Inc 3.200 07/15/51 97,499
80,000 Marvell Technology Inc 2.450 04/15/28 73,726
10,000 Masco Corp 2.000 10/01/30 8,487
70,000 Masco Corp 2.000 02/15/31 59,094
30,000 Masco Corp 4.500 05/15/47 25,327
10,000 Mastercard Inc 2.950 11/21/26 9,730
32,000 Mastercard Inc 2.950 06/01/29 29,993
44,000 Mastercard Inc 3.350 03/26/30 41,364
120,000 Mastercard Inc 2.000 11/18/31 101,134
70,000 Mastercard Inc 4.875 05/09/34 70,014
40,000 Mastercard Inc 3.800 11/21/46 32,310

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Mastercard Inc 2.950% 03/15/51 $ 13,586
80,000 McCormick & Co Inc/MD 1.850 02/15/31 66,911
250,000 McDonald's Corp 4.600 09/09/32 246,446
20,000 McDonald's Corp 6.300 10/15/37 21,897
220,000 McDonald's Corp 5.150 09/09/52 208,854
50,000 McKesson Corp 4.900 07/15/28 50,533
10,000 McKesson Corp 5.100 07/15/33 10,080
50,000 (a) MDC Holdings Inc 3.966 08/06/61 40,294
30,000 Mead Johnson Nutrition Co 4.125 11/15/25 29,853
40,000 Mercedes-Benz Finance North America LLC 8.500 01/18/31 47,350
100,000 Merck & Co Inc 1.900 12/10/28 90,551
200,000 Merck & Co Inc 1.450 06/24/30 168,631
60,000 Merck & Co Inc 6.500 12/01/33 67,513
20,000 Merck & Co Inc 4.900 05/17/44 19,124
250,000 Merck & Co Inc 2.750 12/10/51 158,638
20,000 Micron Technology Inc 4.975 02/06/26 20,062
50,000 Micron Technology Inc 4.185 02/15/27 49,372
110,000 Micron Technology Inc 5.300 01/15/31 110,812
10,000 Microsoft Corp 3.400 09/15/26 9,838
40,000 Microsoft Corp 3.300 02/06/27 39,201
50,000 Microsoft Corp 1.350 09/15/30 42,482
10,000 Microsoft Corp 3.500 02/12/35 9,184
211,000 Microsoft Corp 3.450 08/08/36 186,836
60,000 Microsoft Corp 3.750 02/12/45 52,146
586,000 Microsoft Corp 2.921 03/17/52 404,556
70,000 Mohawk Industries Inc 5.850 09/18/28 72,275
50,000 Mondelez International Inc 4.750 02/20/29 50,124
50,000 Mondelez International Inc 4.750 08/28/34 48,578
10,000 Mondelez International Inc 2.625 09/04/50 6,116
20,000 Moody's Corp 2.000 08/19/31 16,766
10,000 Moody's Corp 5.250 07/15/44 9,704
110,000 Moody's Corp 3.750 02/25/52 84,347
10,000 Mosaic Co/The 4.050 11/15/27 9,804
50,000 Mosaic Co/The 5.375 11/15/28 50,869
120,000 Motorola Solutions Inc 2.750 05/24/31 104,875
240,000 MPLX LP 2.650 08/15/30 211,192
180,000 MPLX LP 4.950 03/14/52 155,060
40,000 National Fuel Gas Co 5.500 01/15/26 40,206
10,000 National Fuel Gas Co 5.500 10/01/26 10,118
60,000 (a) NetApp Inc 2.375 06/22/27 56,699
50,000 Nordson Corp 4.500 12/15/29 48,978
10,000 Norfolk Southern Corp 3.150 06/01/27 9,654
50,000 Norfolk Southern Corp 2.300 05/15/31 43,061
10,000 Norfolk Southern Corp 5 .550 03/15/34 10,358
32,000 Norfolk Southern Corp 4.837 10/01/41 29,981
120,000 Norfolk Southern Corp 2.900 08/25/51 77,098
130,000 Norfolk Southern Corp 5.350 08/01/54 128,006
50,000 NOV Inc 3.950 12/01/42 37,931
120,000 Novartis Capital Corp 2.200 08/14/30 105,903
120,000 Novartis Capital Corp 4.400 05/06/44 108,870
20,000 Novartis Capital Corp 2.750 08/14/50 13,329
40,000 Nutrien Ltd 5.950 11/07/25 40,517
100,000 Nutrien Ltd 4.200 04/01/29 97,728
10,000 NVIDIA Corp 3.200 09/16/26 9,798
70,000 NVIDIA Corp 2.000 06/15/31 60,191
122,000 NVIDIA Corp 3.500 04/01/40 103,077
50,000 NVR Inc 3.000 05/15/30 45,307
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3.150 05/01/27 9,617
92,000 NXP BV / NXP Funding LLC / NXP USA Inc 2.500 05/11/31 78,742
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2.650 02/15/32 93,021
10,000 Omnicom Group Inc 2.450 04/30/30 8,802
10,000 Omnicom Group Inc 5.300 11/01/34 10,029

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 80,000 Omnicom Group Inc / Omnicom Capital Inc 3.600% 04/15/26 $ 78,855
273,000 ONEOK Inc 4.550 07/15/28 270,072
39,000 ONEOK Inc 4.350 03/15/29 38,013
10,000 ONEOK Inc 4.500 03/15/50 8,128
170,000 ONEOK Inc 7.150 01/15/51 189,921
50,000 ONEOK Inc 5.700 11/01/54 48,211
70,000 Oracle Corp 2.800 04/01/27 67,073
20,000 Oracle Corp 4.650 05/06/30 19,866
120,000 Oracle Corp 4.900 02/06/33 118,396
690,000 Oracle Corp 4.300 07/08/34 644,176
50,000 Oracle Corp 4.700 09/27/34 48,077
40,000 Oracle Corp 6.500 04/15/38 43,709
30,000 Oracle Corp 6.125 07/08/39 31,719
70,000 Oracle Corp 4.000 11/15/47 54,569
280,000 Oracle Corp 6.900 11/09/52 322,046
50,000 Oracle Corp 5.375 09/27/54 47,570
100,000 Orange SA 5.375 01/13/42 98,405
90,000 O'Reilly Automotive Inc 3.900 06/01/29 86,943
20,000 O'Reilly Automotive Inc 4.200 04/01/30 19,338
110,000 Otis Worldwide Corp 3.112 02/15/40 85,641
2,000 Owens Corning 3.400 08/15/26 1,956
70,000 Owens Corning 3.875 06/01/30 66,107
20,000 PACCAR Financial Corp 5.200 11/09/26 20,329
50,000 PACCAR Financial Corp 5.000 05/13/27 50,730
50,000 PACCAR Financial Corp 4.450 08/06/27 50,100
20,000 Paramount Global 4.200 06/01/29 18,702
210,000 Paramount Global 4.200 05/19/32 183,002
50,000 Paramount Global 5.900 10/15/40 43,403
10,000 Paramount Global 5.850 09/01/43 8,510
10,000 Paramount Global 4.600 01/15/45 7,206
10,000 Parker-Hannifin Corp 3.250 03/01/27 9,704
30,000 Parker-Hannifin Corp 3.250 06/14/29 28,172
114,000 Parker-Hannifin Corp 4.200 11/21/34 107,241
20,000 Parker-Hannifin Corp 4.450 11/21/44 17,632
10,000 Parker-Hannifin Corp 4.000 06/14/49 8,186
10,000 (a) PayPal Holdings Inc 3.900 06/01/27 9,886
170,000 PayPal Holdings Inc 2.850 10/01/29 156,479
10,000 PepsiCo Inc 2.850 02/24/26 9,802
40,000 PepsiCo Inc 2.375 10/06/26 38,585
50,000 PepsiCo Inc 5.125 11/10/26 50,769
50,000 PepsiCo Inc 4.500 07/17/29 50,176
160,000 PepsiCo Inc 1.625 05/01/30 136,789
20,000 PepsiCo Inc 4.450 04/14/46 17,872
364,000 PepsiCo Inc 2.875 10/15/49 246,186
50,000 Pepsico Singapore Financing I Pte Ltd 4.650 02/16/27 50,317
100,000 Pfizer Inc 3.600 09/15/28 97,239
350,000 Pfizer Inc 4.200 09/15/48 296,426
110,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/26 109,842
100,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 99,632
150,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/30 149,757
190,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 187,189
150,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 145,567
40,000 Phillips 66 Co 3.550 10/01/26 39,179
223,000 Phillips 66 Co 4.680 02/15/45 191,750
150,000 Plains All American Pipeline LP / PAA Finance Corp 5.700 09/15/34 151,298
50,000 PPG Industries Inc 3.750 03/15/28 48,545
50,000 Procter & Gamble Co/The 1.000 04/23/26 47,766
250,000 Procter & Gamble Co/The 3.000 03/25/30 232,724
70,000 Procter & Gamble Co/The 1.200 10/29/30 58,131
10,000 Procter & Gamble Co/The 4.050 01/26/33 9,689
11,000 PulteGroup Inc 5.000 01/15/27 11,029
20,000 (a) Qorvo Inc 4.375 10/15/29 18,857

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 220,000 QUALCOMM Inc 1.650% 05/20/32 $ 176,522
40,000 QUALCOMM Inc 4.250 05/20/32 38,787
30,000 QUALCOMM Inc 4.650 05/20/35 29,393
20,000 QUALCOMM Inc 4.800 05/20/45 18,474
20,000 Quanta Services Inc 2.900 10/01/30 17,995
80,000 Quanta Services Inc 2.350 01/15/32 67,134
50,000 Quanta Services Inc 5.250 08/09/34 49,641
50,000 Quest Diagnostics Inc 3.450 06/01/26 49,040
10,000 Quest Diagnostics Inc 2.950 06/30/30 9,042
50,000 Quest Diagnostics Inc 5.000 12/15/34 48,996
30,000 Ralph Lauren Corp 3.750 09/15/25 29,752
140,000 Regal Rexnord Corp 6.300 02/15/30 144,976
60,000 Regeneron Pharmaceuticals Inc 1.750 09/15/30 50,396
30,000 Regeneron Pharmaceuticals Inc 2.800 09/15/50 18,649
50,000 RELX Capital Inc 4.750 05/20/32 49,642
10,000 Republic Services Inc 3.375 11/15/27 9,672
70,000 Republic Services Inc 3.950 05/15/28 68,464
28,000 Republic Services Inc 2.300 03/01/30 24,780
80,000 Republic Services Inc 1.450 02/15/31 65,576
20,000 Republic Services Inc 5.700 05/15/41 20,420
10,000 Revvity Inc 3.300 09/15/29 9,249
60,000 Revvity Inc 2.250 09/15/31 49,831
60,000 Rockwell Automation Inc 4.200 03/01/49 50,970
10,000 Rogers Communications Inc 3.625 12/15/25 9,864
10,000 Rogers Communications Inc 2.900 11/15/26 9,637
50,000 Rogers Communications Inc 3.200 03/15/27 48,202
40,000 Rogers Communications Inc 5.000 02/15/29 40,016
10,000 Rogers Communications Inc 3.800 03/15/32 9,115
150,000 Rogers Communications Inc 5.450 10/01/43 144,211
20,000 Rogers Communications Inc 3.700 11/15/49 14,529
160,000 Roper Technologies Inc 3.800 12/15/26 157,711
20,000 Ross Stores Inc 1.875 04/15/31 16,649
100,000 Royalty Pharma PLC 1.200 09/02/25 96,974
60,000 Royalty Pharma PLC 5.900 09/02/54 59,641
30,000 RPM International Inc 2.950 01/15/32 26,264
10,000 Ryder System Inc 2.850 03/01/27 9,568
50,000 Ryder System Inc 6.300 12/01/28 52,725
50,000 Ryder System Inc 5.375 03/15/29 50,835
50,000 Ryder System Inc 4.950 09/01/29 49,956
50,000 Ryder System Inc 4.900 12/01/29 49,894
20,000 S&P Global Inc 1.250 08/15/30 16,580
130,000 S&P Global Inc 2.900 03/01/32 114,504
60,000 S&P Global Inc 5.250 09/15/33 61,465
23,000 S&P Global Inc 2.300 08/15/60 12,152
20,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 20,217
160,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 155,625
60,000 Salesforce Inc 2.700 07/15/41 43,385
152,000 Salesforce Inc 2.900 07/15/51 101,065
10,000 (a) Schlumberger Finance Canada Ltd 1.400 09/17/25 9,738
82,000 Schlumberger Investment SA 2.650 06/26/30 73,647
101,000 Sherwin-Williams Co/The 2.950 08/15/29 93,108
42,000 Sherwin-Williams Co/The 4.500 06/01/47 36,278
20,000 Skyworks Solutions Inc 1.800 06/01/26 19,031
50,000 Smith & Nephew PLC 2.032 10/14/30 42,234
60,000 (b) Smurfit Kappa Treasury ULC 5.438 04/03/34 60,353
60,000 Snap-on Inc 3.100 05/01/50 41,914
10,000 (b) Solventum Corp 5.450 03/13/31 10,084
150,000 (b) Solventum Corp 5.600 03/23/34 151,165
70,000 (a) Sonoco Products Co 2.850 02/01/32 59,928
110,000 Stanley Black & Decker Inc 3.000 05/15/32 96,205
10,000 Starbucks Corp 2.250 03/12/30 8,809
20,000 Starbucks Corp 2.550 11/15/30 17,610

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 150,000 (a) Starbucks Corp 3.000% 02/14/32 $ 132,831
100,000 Starbucks Corp 4.800 02/15/33 99,288
20,000 Starbucks Corp 4.450 08/15/49 16,907
60,000 Starbucks Corp 3.500 11/15/50 43,200
90,000 Stryker Corp 1.950 06/15/30 77,418
50,000 Stryker Corp 4.625 09/11/34 48,364
10,000 Sysco Corp 3.300 07/15/26 9,773
70,000 Sysco Corp 3.250 07/15/27 67,492
70,000 Sysco Corp 2.400 02/15/30 61,896
50,000 Sysco Corp 6.000 01/17/34 53,122
20,000 Sysco Corp 6.600 04/01/50 22,468
10,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 8,697
190,000 Takeda Pharmaceutical Co Ltd 5.300 07/05/34 192,533
30,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 22,465
60,000 Takeda Pharmaceutical Co Ltd 3.375 07/09/60 40,052
50,000 Take-Two Interactive Software Inc 3.700 04/14/27 48,836
20,000 Take-Two Interactive Software Inc 5.400 06/12/29 20,321
30,000 Tapestry Inc 4.125 07/15/27 29,206
140,000 (a) Tapestry Inc 3.050 03/15/32 118,245
75,000 Targa Resources Corp 6.150 03/01/29 78,305
100,000 Targa Resources Corp 6.500 03/30/34 107,277
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5.000 01/15/28 79,497
1,000 Target Corp 3.375 04/15/29 956
120,000 Target Corp 2.350 02/15/30 107,357
50,000 Target Corp 4.500 09/15/34 48,418
72,000 Target Corp 6.500 10/15/37 80,823
19,000 Target Corp 3.900 11/15/47 15,363
50,000 TC PipeLines LP 3.900 05/25/27 48,760
50,000 TD SYNNEX Corp 6.100 04/12/34 51,693
40,000 Teledyne Technologies Inc 2.250 04/01/28 36,894
80,000 TELUS Corp 3.700 09/15/27 77,656
10,000 TELUS Corp 4.600 11/16/48 8,461
10,000 Texas Eastern Transmission LP 7.000 07/15/32 11,079
70,000 Texas Instruments Inc 1.750 05/04/30 60,211
100,000 Texas Instruments Inc 1.900 09/15/31 84,607
100,000 Texas Instruments Inc 3.875 03/15/39 88,317
40,000 Texas Instruments Inc 4.150 05/15/48 33,898
90,000 Thermo Fisher Scientific Inc 4.953 08/10/26 90,853
190,000 Thermo Fisher Scientific Inc 2.800 10/15/41 137,760
50,000 Thomson Reuters Corp 3.350 05/15/26 48,998
10,000 Time Warner Cable LLC 6.550 05/01/37 9,616
20,000 Time Warner Cable LLC 7.300 07/01/38 20,376
170,000 Time Warner Cable LLC 6.750 06/15/39 165,219
10,000 Time Warner Cable LLC 5.500 09/01/41 8,421
30,000 Timken Co/The 4.125 04/01/32 28,082
60,000 TJX Cos Inc/The 3.875 04/15/30 57,748
40,000 Toll Brothers Finance Corp 4.875 11/15/25 39,984
100,000 Toyota Motor Corp 5.118 07/13/28 101,964
142,000 Toyota Motor Corp 2.760 07/02/29 131,834
50,000 Toyota Motor Credit Corp 5.200 05/15/26 50,560
100,000 Toyota Motor Credit Corp 1.125 06/18/26 94,875
110,000 Toyota Motor Credit Corp 5.250 09/11/28 112,440
60,000 Toyota Motor Credit Corp 4.650 01/05/29 60,123
50,000 Toyota Motor Credit Corp 4.550 08/08/29 49,659
10,000 Toyota Motor Credit Corp 2.150 02/13/30 8,807
50,000 Toyota Motor Credit Corp 4.550 05/17/30 49,502
10,000 Trane Technologies Financing Ltd 3.800 03/21/29 9,660
70,000 Trane Technologies Financing Ltd 5.250 03/03/33 71,562
50,000 Trane Technologies Financing Ltd 5.100 06/13/34 50,557
40,000 TransCanada PipeLines Ltd 4.100 04/15/30 38,272
60,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 61,714

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 80,000 Transcontinental Gas Pipe Line Co LLC 3.250% 05/15/30 $ 73,086
80,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 61,618
30,000 Trimble Inc 6.100 03/15/33 31,614
30,000 Triton Container International Ltd / TAL International Container
Corp
3.250 03/15/32 25,486
150,000 TSMC Arizona Corp 4.250 04/22/32 145,719
39,000 TWDC Enterprises 18 Corp 3.150 09/17/25 38,556
60,000 TWDC Enterprises 18 Corp 2.950 06/15/27 57,731
20,000 TWDC Enterprises 18 Corp 4.375 08/16/41 17,808
30,000 TWDC Enterprises 18 Corp 4.125 12/01/41 25,741
10,000 TWDC Enterprises 18 Corp 4.125 06/01/44 8,464
10,000 Tyco Electronics Group SA 4.625 02/01/30 9,938
70,000 Tyco Electronics Group SA 2.500 02/04/32 60,449
21,000 Unilever Capital Corp 2.000 07/28/26 20,184
40,000 Unilever Capital Corp 2.900 05/05/27 38,603
20,000 Unilever Capital Corp 2.125 09/06/29 17,878
150,000 Unilever Capital Corp 1.750 08/12/31 125,400
10,000 Unilever Capital Corp 5.000 12/08/33 10,122
10,000 Union Pacific Corp 2.150 02/05/27 9,523
50,000 Union Pacific Corp 4.500 01/20/33 48,947
20,000 Union Pacific Corp 3.375 02/01/35 17,563
20,000 Union Pacific Corp 3.600 09/15/37 17,155
498,000 Union Pacific Corp 3.550 08/15/39 413,953
30,000 Union Pacific Corp 3.875 02/01/55 23,444
10,000 Union Pacific Corp 3.950 08/15/59 7,708
80,000 United Parcel Service Inc 4.450 04/01/30 79,379
190,000 United Parcel Service Inc 5.200 04/01/40 188,988
10,000 United Parcel Service Inc 3.750 11/15/47 7,798
20,000 United Parcel Service Inc 5.300 04/01/50 19,838
60,000 United Parcel Service Inc 5.500 05/22/54 61,207
80,000 (b) US LIQUIDSCO0 5.584 10/01/34 79,054
10,000 Valero Energy Corp 2.150 09/15/27 9,338
130,000 Valero Energy Corp 2.800 12/01/31 111,833
40,000 Valero Energy Corp 6.625 06/15/37 43,085
40,000 Valmont Industries Inc 5.250 10/01/54 36,874
30,000 VeriSign Inc 4 .750 07/15/27 29,776
50,000 Verisk Analytics Inc 4.125 03/15/29 48,872
149,000 Verizon Communications Inc 4.016 12/03/29 143,326
90,000 Verizon Communications Inc 1.500 09/18/30 75,033
115,000 Verizon Communications Inc 2.550 03/21/31 99,830
605,000 Verizon Communications Inc 2.355 03/15/32 504,415
100,000 Verizon Communications Inc 5.050 05/09/33 100,088
30,000 (b) Verizon Communications Inc 4.780 02/15/35 28,894
10,000 Verizon Communications Inc 4.272 01/15/36 9,142
10,000 Verizon Communications Inc 4.812 03/15/39 9,368
122,000 Verizon Communications Inc 2.850 09/03/41 86,810
20,000 Verizon Communications Inc 3.850 11/01/42 16,194
50,000 Verizon Communications Inc 5.500 03/16/47 50,354
80,000 Verizon Communications Inc 4.000 03/22/50 63,142
320,000 Verizon Communications Inc 3.875 03/01/52 245,639
20,000 Verizon Communications Inc 2.987 10/30/56 12,373
50,000 (a) Visa Inc 2.050 04/15/30 43,983
10,000 Visa Inc 1.100 02/15/31 8,173
241,000 Visa Inc 4.150 12/14/35 227,727
20,000 Visa Inc 2.700 04/15/40 15,009
20,000 (a) Visa Inc 2.000 08/15/50 11,421
120,000 VMware LLC 1.400 08/15/26 113,109
10,000 VMware LLC 4.700 05/15/30 9,823
20,000 Vodafone Group PLC 6.250 11/30/32 21,613
155,000 Vodafone Group PLC 6.150 02/27/37 165,161
20,000 Vodafone Group PLC 4.875 06/19/49 17,653
60,000 Vodafone Group PLC 4.250 09/17/50 47,610

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 Vodafone Group PLC 5.750% 06/28/54 $ 49,565
10,000 Vodafone Group PLC 5.750 02/10/63 9,637
10,000 Vodafone Group PLC 5.875 06/28/64 9,832
50,000 Vulcan Materials Co 3.900 04/01/27 49,257
10,000 Walt Disney Co/The 3.700 10/15/25 9,930
10,000 Walt Disney Co/The 3.800 03/22/30 9,601
50,000 Walt Disney Co/The 2.650 01/13/31 44,469
80,000 Walt Disney Co/The 6.400 12/15/35 88,702
50,000 Walt Disney Co/The 6.650 11/15/37 56,658
12,000 Walt Disney Co/The 4.750 09/15/44 11,088
60,000 Walt Disney Co/The 4 .950 10/15/45 56,661
310,000 Walt Disney Co/The 2.750 09/01/49 200,445
10,000 Walt Disney Co/The 3.600 01/13/51 7,559
1,000 Warnermedia Holdings Inc 3.788 03/15/25 994
11,000 Warnermedia Holdings Inc 5.391 03/15/62 8,228
110,000 Waste Connections Inc 2.200 01/15/32 91,826
50,000 Waste Management Inc 4.650 03/15/30 49,814
10,000 Waste Management Inc 1.500 03/15/31 8,249
120,000 Waste Management Inc 4.150 04/15/32 115,136
90,000 (a) Waste Management Inc 4.875 02/15/34 89,646
110,000 Western Midstream Operating LP 6.150 04/01/33 113,706
30,000 Western Union Co/The 6.200 11/17/36 30,782
60,000 Westinghouse Air Brake Technologies Corp 5.611 03/11/34 61,676
50,000 Westlake Corp 5.000 08/15/46 44,739
20,000 Westlake Corp 4.375 11/15/47 16,299
30,000 Weyerhaeuser Co 4.000 04/15/30 28,722
20,000 Weyerhaeuser Co 7.375 03/15/32 22,665
40,000 Weyerhaeuser Co 3.375 03/09/33 35,427
100,000 (a) Whirlpool Corp 4.700 05/14/32 96,362
200,000 Williams Cos Inc/The 2.600 03/15/31 173,217
50,000 Williams Cos Inc/The 5 .150 03/15/34 49,229
50,000 Williams Cos Inc/The 5.800 11/15/54 50,203
70,000 Workday Inc 3.700 04/01/29 67,130
90,000 WRKCo Inc 4.000 03/15/28 87,482
10,000 WRKCo Inc 3.000 06/15/33 8,484
50,000 WW Grainger Inc 4.450 09/15/34 48,495
10,000 WW Grainger Inc 4.600 06/15/45 9,128
50,000 Xilinx Inc 2.375 06/01/30 44,281
31,000 Xylem Inc/NY 2.250 01/30/31 26,789
60,000 Zimmer Biomet Holdings Inc 2.600 11/24/31 51,492
20,000 Zoetis Inc 4.500 11/13/25 19,947
10,000 Zoetis Inc 5.400 11/14/25 10,064
126,000 Zoetis Inc 3.900 08/20/28 122,769
9,000 Zoetis Inc 2.000 05/15/30 7,768
20,000 Zoetis Inc 5.600 11/16/32 20,791
TOTAL INDUSTRIAL 58,699,156
UTILITY - 2.4%
62,000 AEP Texas Inc 4.150 05/01/49 48,196
20,000 AEP Texas Inc 3.450 01/15/50 13,811
30,000 Algonquin Power & Utilities Corp 5.365 06/15/26 30,167
75,000 Ameren Corp 5.000 01/15/29 75,381
40,000 American Electric Power Co Inc 5.750 11/01/27 41,188
80,000 American Electric Power Co Inc 5.200 01/15/29 81,004
120,000 American Water Capital Corp 2.800 05/01/30 108,457
110,000 American Water Capital Corp 2.300 06/01/31 94,258
20,000 American Water Capital Corp 3.750 09/01/47 15,390
20,000 American Water Capital Corp 4.200 09/01/48 16,645
50,000 American Water Capital Corp 5 .450 03/01/54 49,751
160,000 Appalachian Power Co 4.400 05/15/44 133,441
10,000 Appalachian Power Co 3.700 05/01/50 7,290
40,000 Atmos Energy Corp 2.625 09/15/29 36,600
100,000 Atmos Energy Corp 5.900 11/15/33 106,421

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 20,000 Atmos Energy Corp 4.125% 10/15/44 $ 16,838
100,000 Atmos Energy Corp 2.850 02/15/52 63,935
10,000 Avista Corp 4.350 06/01/48 8,446
70,000 Avista Corp 4.000 04/01/52 54,816
120,000 Berkshire Hathaway Energy Co 3.700 07/15/30 113,950
40,000 Berkshire Hathaway Energy Co 5.150 11/15/43 38,947
170,000 Berkshire Hathaway Energy Co 3.800 07/15/48 130,194
100,000 Berkshire Hathaway Energy Co 4.600 05/01/53 85,936
40,000 Black Hills Corp 3.950 01/15/26 39,536
50,000 Black Hills Corp 5.950 03/15/28 51,620
10,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 10,189
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 87,756
50,000 CenterPoint Energy Houston Electric LLC 5.150 03/01/34 50,232
10,000 CenterPoint Energy Houston Electric LLC 3.550 08/01/42 7,862
110,000 CenterPoint Energy Inc 1.450 06/01/26 104,437
100,000 CenterPoint Energy Resources Corp 4.100 09/01/47 79,783
120,000 Cleveland Electric Illuminating Co/The 5.950 12/15/36 122,997
121,000 Commonwealth Edison Co 6.450 01/15/38 133,793
110,000 Commonwealth Edison Co 2.750 09/01/51 68,772
120,000 Connecticut Light and Power Co/The 2.050 07/01/31 101,129
50,000 Consolidated Edison Co of New York Inc 2.400 06/15/31 43,474
10,000 Consolidated Edison Co of New York Inc 5.200 03/01/33 10,189
124,000 Consolidated Edison Co of New York Inc 5.500 12/01/39 125,284
162,000 Consolidated Edison Co of New York Inc 4.650 12/01/48 144,142
30,000 Consolidated Edison Co of New York Inc 3.950 04/01/50 24,490
70,000 Consolidated Edison Co of New York Inc 4.300 12/01/56 57,821
20,000 Consolidated Edison Co of New York Inc 4.500 05/15/58 16,802
10,000 Consolidated Edison Co of New York Inc 3.700 11/15/59 7,248
41,000 Consolidated Edison Co of New York Inc 3.000 12/01/60 25,122
10,000 Consumers Energy Co 3.800 11/15/28 9,691
100,000 Consumers Energy Co 4.900 02/15/29 101,034
100,000 Consumers Energy Co 3.500 08/01/51 76,881
136,000 DTE Energy Co 2.950 03/01/30 122,790
10,000 Duke Energy Florida LLC 3.200 01/15/27 9,730
142,000 Duke Energy Florida LLC 2.400 12/15/31 120,848
10,000 Duke Energy Florida LLC 5.875 11/15/33 10,595
67,000 Duke Energy Florida LLC 6.350 09/15/37 72,968
170,000 Duke Energy Florida LLC 5.950 11/15/52 179,485
20,000 Duke Energy Indiana LLC 3.250 10/01/49 13,976
10,000 Edison International 5.750 06/15/27 10,206
50,000 Edison International 5.450 06/15/29 50,843
92,000 Emera US Finance LP 4.750 06/15/46 77,899
60,000 Entergy Arkansas LLC 5.150 01/15/33 60,779
50,000 Entergy Louisiana LLC 5.700 03/15/54 51,197
10,000 Entergy Texas Inc 3.550 09/30/49 7,312
110,000 Essential Utilities Inc 2.400 05/01/31 94,865
20,000 Essential Utilities Inc 5.375 01/15/34 20,137
20,000 Essential Utilities Inc 3.351 04/15/50 13,881
100,000 Evergy Metro Inc 4.950 04/15/33 98,816
12,000 Eversource Energy 1.650 08/15/30 9,999
50,000 Eversource Energy 5.850 04/15/31 51,826
40,000 Eversource Energy 5 .500 01/01/34 40,281
120,000 Exelon Corp 2.750 03/15/27 114,854
10,000 Exelon Corp 4.050 04/15/30 9,597
60,000 Exelon Corp 4.950 06/15/35 58,037
90,000 Exelon Corp 4.450 04/15/46 76,733
20,000 Exelon Corp 4.700 04/15/50 17,611
50,000 Georgia Power Co 5.250 03/15/34 50,788
50,000 Idaho Power Co 5.800 04/01/54 51,546
48,000 Interstate Power and Light Co 3.600 04/01/29 45,736
70,000 IPALCO Enterprises Inc 4.250 05/01/30 66,204
50,000 MidAmerican Energy Co 5.750 11/01/35 52,818

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 40,000 MidAmerican Energy Co 3.150% 04/15/50 $ 28,029
70,000 National Grid PLC 5.418 01/11/34 70,751
110,000 National Rural Utilities Cooperative Finance Corp 5.000 02/07/31 111,451
100,000 National Rural Utilities Cooperative Finance Corp 2.750 04/15/32 86,924
100,000 National Rural Utilities Cooperative Finance Corp 5.000 08/15/34 98,954
70,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 58,670
10,000 NiSource Inc 3.490 05/15/27 9,733
10,000 NiSource Inc 2.950 09/01/29 9,187
161,000 NiSource Inc 3.600 05/01/30 150,656
30,000 NiSource Inc 1.700 02/15/31 24,791
50,000 NiSource Inc 5.350 04/01/34 50,155
20,000 NiSource Inc 4.800 02/15/44 18,045
50,000 NiSource Inc 4.375 05/15/47 42,225
50,000 Northern States Power Co/MN 5 .400 03/15/54 50,371
50,000 NSTAR Electric Co 3.200 05/15/27 48,416
110,000 NSTAR Electric Co 3.950 04/01/30 106,214
62,000 NSTAR Electric Co 5.500 03/15/40 62,280
50,000 OGE Energy Corp 5.450 05/15/29 51,014
100,000 Oklahoma Gas and Electric Co 4.150 04/01/47 81,332
20,000 Oncor Electric Delivery Co LLC 2.750 05/15/30 18,077
77,000 Oncor Electric Delivery Co LLC 7.500 09/01/38 93,368
170,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 158,656
50,000 ONE Gas Inc 5.100 04/01/29 50,801
30,000 ONE Gas Inc 4.250 09/01/32 28,847
40,000 ONE Gas Inc 4.500 11/01/48 34,569
90,000 PacifiCorp 2.700 09/15/30 79,562
10,000 PacifiCorp 5.250 06/15/35 9,937
10,000 PacifiCorp 6.000 01/15/39 10,336
110,000 PacifiCorp 5.800 01/15/55 110,032
40,000 PECO Energy Co 4.900 06/15/33 39,921
180,000 PECO Energy Co 4.600 05/15/52 160,124
60,000 Piedmont Natural Gas Co Inc 2.500 03/15/31 51,604
76,000 Potomac Electric Power Co 6.500 11/15/37 85,065
50,000 PPL Capital Funding Inc 3.100 05/15/26 48,726
50,000 PPL Capital Funding Inc 5.250 09/01/34 49,603
50,000 PPL Electric Utilities Corp 4.850 02/15/34 49,516
60,000 PPL Electric Utilities Corp 4.150 10/01/45 50,586
18,000 Public Service Co of Colorado 6.500 08/01/38 19,899
150,000 Public Service Co of Colorado 4.100 06/15/48 122,291
50,000 Public Service Co of New Hampshire 2.200 06/15/31 42,347
20,000 Public Service Co of Oklahoma 2.200 08/15/31 16,700
10,000 Public Service Electric and Gas Co 2.250 09/15/26 9,608
70,000 Public Service Electric and Gas Co 1.900 08/15/31 58,214
140,000 Public Service Electric and Gas Co 5.800 05/01/37 147,725
20,000 Public Service Electric and Gas Co 2.050 08/01/50 11,228
50,000 Public Service Electric and Gas Co 5.450 03/01/54 50,765
100,000 Puget Energy Inc 4.224 03/15/32 91,686
30,000 Puget Sound Energy Inc 5.638 04/15/41 30,372
100,000 San Diego Gas & Electric Co 3.000 03/15/32 88,698
43,000 San Diego Gas & Electric Co 4.150 05/15/48 35,267
10,000 San Diego Gas & Electric Co 4.100 06/15/49 8,087
30,000 Sempra 5.500 08/01/33 30,614
134,000 Sempra 6.000 10/15/39 137,408
40,000 Sempra 4.000 02/01/48 31,284
220,000 Southern California Edison Co 4.700 06/01/27 220,332
50,000 Southern California Edison Co 5.200 06/01/34 50,146
20,000 Southern California Edison Co 4.500 09/01/40 17,920
50,000 Southern California Edison Co 3.600 02/01/45 37,785
90,000 Southern California Edison Co 4.875 03/01/49 82,301
10,000 Southern California Edison Co 3.650 02/01/50 7,448
200,000 Southern California Edison Co 5.450 06/01/52 196,428
10,000 Southern California Gas Co 2.600 06/15/26 9,696

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 40,000 Southern California Gas Co 2.550% 02/01/30 $ 35,915
40,000 Southern California Gas Co 4.300 01/15/49 33,681
140,000 Southern California Gas Co 5.750 06/01/53 144,324
60,000 Southern Co/The 5.200 06/15/33 60,247
20,000 Southwest Gas Corp 5.800 12/01/27 20,514
10,000 Southwest Gas Corp 3.700 04/01/28 9,599
40,000 Southwest Gas Corp 2.200 06/15/30 34,393
20,000 Southwest Gas Corp 3.800 09/29/46 15,127
60,000 Southwestern Electric Power Co 1.650 03/15/26 57,533
300,000 Southwestern Electric Power Co 3.250 11/01/51 199,499
126,000 Southwestern Public Service Co 4.500 08/15/41 111,331
23,000 Southwestern Public Service Co 4.400 11/15/48 19,098
10,000 Southwestern Public Service Co 3.150 05/01/50 6,665
30,000 Spire Missouri Inc 4.800 02/15/33 29,687
50,000 Tampa Electric Co 5.000 07/15/52 45,897
40,000 Tucson Electric Power Co 3.250 05/15/32 35,576
50,000 Tucson Electric Power Co 3.250 05/01/51 33,779
25,000 Union Electric Co 5.450 03/15/53 24,995
50,000 Union Electric Co 5.250 01/15/54 48,722
30,000 Washington Gas Light Co 3.796 09/15/46 23,476
10,000 WEC Energy Group Inc 5.000 09/27/25 10,009
100,000 WEC Energy Group Inc 5.600 09/12/26 101,579
100,000 WEC Energy Group Inc 2.200 12/15/28 90,578
20,000 Wisconsin Power and Light Co 1.950 09/16/31 16,454
50,000 Wisconsin Power and Light Co 4.950 04/01/33 49,714
68,000 Wisconsin Public Service Corp 3.671 12/01/42 53,824
TOTAL UTILITY 9,688,696
TOTAL CORPORATE DEBT
(Cost $108,694,975) 102,185,378
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.4%
GOVERNMENT AGENCY - 1.4%
20,000 Equinor ASA 3.000 04/06/27 19,382
10,000 Equinor ASA 3.625 09/10/28 9,702
157,000 Equinor ASA 3.125 04/06/30 145,543
30,000 Equinor ASA 5.100 08/17/40 29,628
20,000 Equinor ASA 4.250 11/23/41 17,791
62,000 Equinor ASA 3.950 05/15/43 52,344
30,000 Equinor ASA 3.250 11/18/49 21,477
30,000 Equinor ASA 3.700 04/06/50 23,326
100,000 Export Development Canada 3.375 08/26/25 99,133
180,000 Export Development Canada 4.375 06/29/26 180,115
25,000 Export Development Canada 3.875 02/14/28 24,738
170,000 Export Development Canada 4.125 02/13/29 169,315
70,000 Federal National Mortgage Association 1.625 01/07/25 69,619
200,000 Federal National Mortgage Association 0.500 06/17/25 195,204
15,000 Federal National Mortgage Association 2.125 04/24/26 14,561
310,000 Federal National Mortgage Association 1.875 09/24/26 297,298
10,000 Federal National Mortgage Association 7.250 05/15/30 11,502
379,000 Federal National Mortgage Association 5.625 07/15/37 416,215
30,000 (a) Industrial & Commercial Bank of China Ltd/New York NY 3.538 11/08/27 29,160
10,000 Israel Government AID Bond 5.500 09/18/33 10,657
99,000 Japan Bank for International Cooperation 2.500 05/28/25 97,811
90,000 Japan International Cooperation Agency 2.750 04/27/27 86,305
100,000 Japan International Cooperation Agency 4.000 05/23/28 98,575
40,000 Korea Development Bank/The 1.375 04/25/27 37,156
180,000 Korea Development Bank/The 4.375 02/15/28 178,823
200,000 Korea Development Bank/The 5.375 10/23/28 205,871
744,000 Kreditanstalt fuer Wiederaufbau 2.500 11/20/24 743,089
79,000 Kreditanstalt fuer Wiederaufbau 0.375 07/18/25 76,768

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 15,000 Kreditanstalt fuer Wiederaufbau 5.125% 09/29/25 $ 15,096
130,000 Kreditanstalt fuer Wiederaufbau 5.000 03/16/26 131,188
15,000 Kreditanstalt fuer Wiederaufbau 3.625 04/01/26 14,863
100,000 Kreditanstalt fuer Wiederaufbau 4.625 08/07/26 100,682
442,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 429,331
60,000 Kreditanstalt fuer Wiederaufbau 3.500 08/27/27 58,934
100,000 Kreditanstalt fuer Wiederaufbau 4.750 10/29/30 102,595
110,000 Kreditanstalt fuer Wiederaufbau 4.125 07/15/33 108,409
195,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 195,431
40,000 Landwirtschaftliche Rentenbank 0.500 05/27/25 39,091
110,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 109,031
100,000 Landwirtschaftliche Rentenbank 4.625 04/17/29 101,560
100,000 Landwirtschaftliche Rentenbank 5.000 10/24/33 104,441
160,000 Oesterreichische Kontrollbank AG 2.875 05/23/25 158,506
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 60,729
80,000 Oesterreichische Kontrollbank AG 4.125 01/18/29 79,602
60,000 Oesterreichische Kontrollbank AG 3.750 09/05/29 58,727
260,000 Svensk Exportkredit AB 4.625 11/28/25 260,127
200,000 Svensk Exportkredit AB 3.750 09/13/27 197,284
TOTAL GOVERNMENT AGENCY 5,686,735
MUNICIPAL BONDS - 0.8%
250,000 Province of Alberta Canada 1.000 05/20/25 245,104
160,000 Province of Alberta Canada 3.300 03/15/28 154,883
50,000 Province of Alberta Canada 4.500 06/26/29 50,262
40,000 Province of Alberta Canada 1.300 07/22/30 33,672
50,000 Province of Alberta Canada 4.500 01/24/34 49,347
150,000 Province of British Columbia Canada 2.250 06/02/26 145,143
110,000 Province of British Columbia Canada 0.900 07/20/26 103,755
85,000 Province of British Columbia Canada 4.200 07/06/33 82,454
100,000 Province of British Columbia Canada 4.750 06/12/34 100,701
100,000 Province of Manitoba Canada 1.500 10/25/28 89,750
100,000 Province of Manitoba Canada 4.300 07/27/33 97,294
80,000 Province of New Brunswick Canada 3.625 02/24/28 77,808
300,000 Province of Ontario Canada 2.500 04/27/26 291,761
260,000 Province of Ontario Canada 3.100 05/19/27 252,417
23,000 Province of Ontario Canada 1.050 05/21/27 21,203
150,000 Province of Ontario Canada 4.200 01/18/29 149,046
100,000 Province of Ontario Canada 3.700 09/17/29 97,074
150,000 Province of Ontario Canada 1.800 10/14/31 126,015
100,000 Province of Ontario Canada 2.125 01/21/32 85,342
180,000 Province of Quebec Canada 1.500 02/11/25 178,370
120,000 Province of Quebec Canada 0.600 07/23/25 116,680
305,000 Province of Quebec Canada 2.500 04/20/26 296,799
70,000 Province of Quebec Canada 2.750 04/12/27 67,476
140,000 Province of Quebec Canada 4.500 04/03/29 140,700
100,000 Province of Quebec Canada 4.500 09/08/33 99,003
50,000 Province of Quebec Canada 4.250 09/05/34 48,375
TOTAL MUNICIPAL BONDS 3,200,434
SOVEREIGN DEBT - 2.2%
15,000 African Development Bank 0.875 03/23/26 14,290
110,000 African Development Bank 0.875 07/22/26 103,798
100,000 African Development Bank 3.500 09/18/29 96,847
60,000 Asian Development Bank 2.000 04/24/26 58,018
100,000 Asian Development Bank 4.875 05/21/26 100,892
250,000 Asian Development Bank 1.500 01/20/27 235,882
120,000 Asian Development Bank 4.500 08/25/28 121,302
100,000 Asian Development Bank 4.375 03/06/29 100,671
100,000 Asian Development Bank 1.875 03/15/29 90,853
100,000 Asian Development Bank 3.625 08/28/29 97,576
100,000 Asian Development Bank 3.125 04/27/32 92,494
110,000 Asian Development Bank 4.125 01/12/34 108,168
210,000 Canada Government International Bond 3.750 04/26/28 207,139

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 80,000 Chile Government International Bond 3.125% 01/21/26 $ 78,251
30,000 Chile Government International Bond 3.240 02/06/28 28,612
160,000 Chile Government International Bond 2.450 01/31/31 139,173
90,000 Chile Government International Bond 4.950 01/05/36 87,821
260,000 Chile Government International Bond 3.250 09/21/71 161,654
50,000 Council Of Europe Development Bank 0.875 09/22/26 46,947
100,000 Council Of Europe Development Bank 4.625 06/11/27 101,058
100,000 European Bank for Reconstruction & Development 4.375 03/09/28 100,539
70,000 European Bank for Reconstruction & Development 4.250 03/13/34 69,321
100,000 European Investment Bank 0.750 10/26/26 93,478
312,000 European Investment Bank 1.375 03/15/27 292,535
100,000 European Investment Bank 4.500 10/16/28 101,211
225,000 European Investment Bank 4.000 02/15/29 223,280
100,000 European Investment Bank 4.750 06/15/29 102,318
30,000 European Investment Bank 3.750 11/15/29 29,393
170,000 European Investment Bank 3.625 07/15/30 164,812
100,000 European Investment Bank 4.375 10/10/31 100,197
85,000 European Investment Bank 4.125 02/13/34 83,610
84,000 Hungary Government International Bond 7.625 03/29/41 95,962
190,000 Indonesia Government International Bond 4.550 01/11/28 189,300
70,000 Indonesia Government International Bond 4.850 01/11/33 69,260
280,000 Indonesia Government International Bond 5.650 01/11/53 289,450
100,000 Inter-American Development Bank 4.500 05/15/26 100,292
100,000 Inter-American Development Bank 1.500 01/13/27 94,347
90,000 Inter-American Development Bank 4.375 02/01/27 90,257
120,000 Inter-American Development Bank 4.000 01/12/28 119,297
110,000 Inter-American Development Bank 1.125 07/20/28 98,506
240,000 Inter-American Development Bank 3.875 10/28/41 215,551
60,000 International Bank for Reconstruction & Development 3.125 11/20/25 59,169
630,000 International Bank for Reconstruction & Development 2.500 11/22/27 600,000
100,000 International Bank for Reconstruction & Development 4.625 08/01/28 101,529
92,000 International Bank for Reconstruction & Development 4.000 07/25/30 90,820
95,000 International Bank for Reconstruction & Development 4.000 01/10/31 93,715
100,000 International Bank for Reconstruction & Development 4.500 04/10/31 101,232
100,000 International Bank for Reconstruction & Development 1.625 11/03/31 84,159
112,000 International Bank for Reconstruction & Development 2.500 03/29/32 99,987
100,000 International Bank for Reconstruction & Development 4.750 11/14/33 102,950
45,000 International Bank for Reconstruction & Development 3.875 08/28/34 43,266
50,000 International Finance Corp 2.126 04/07/26 48,471
35,000 (a) International Finance Corp 4.375 01/15/27 35,083
180,000 (a) Israel Government International Bond 2.750 07/03/30 155,335
280,000 Israel Government International Bond 3.875 07/03/50 196,399
30,000 (a) Korea International Bond 2.750 01/19/27 29,043
30,000 Korea International Bond 2.500 06/19/29 27,636
70,000 Korea International Bond 1.000 09/16/30 57,670
70,000 Korea International Bond 1.750 10/15/31 58,661
200,000 Nordic Investment Bank 5.000 10/15/25 200,822
40,000 Panama Government International Bond 3.160 01/23/30 34,429
80,000 Panama Government International Bond 6.875 01/31/36 78,726
200,000 Panama Government International Bond 8.000 03/01/38 210,712
250,000 Panama Government International Bond 4.500 05/15/47 172,037
90,000 Panama Government International Bond 4.500 04/16/50 59,676
220,000 Peruvian Government International Bond 4.125 08/25/27 215,331
65,000 Peruvian Government International Bond 3.000 01/15/34 53,410
85,000 Peruvian Government International Bond 5.375 02/08/35 83,626
96,000 Peruvian Government International Bond 5.625 11/18/50 93,482
20,000 Peruvian Government International Bond 3.550 03/10/51 14,095
120,000 Republic of Italy Government International Bond 1.250 02/17/26 114,736
140,000 Republic of Italy Government International Bond 2.875 10/17/29 127,547
200,000 Republic of Poland Government International Bond 4.875 10/04/33 196,850
195,000 Republic of Poland Government International Bond 5.125 09/18/34 193,040
15,000 Uruguay Government International Bond 4.375 01/23/31 14,718

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 113,000 Uruguay Government International Bond 5.750% 10/28/34 $ 119,312
200,000 Uruguay Government International Bond 4.125 11/20/45 174,331
TOTAL SOVEREIGN DEBT 8,936,367
TOTAL GOVERNMENT RELATED
(Cost $18,694,774) 17,823,536
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 26.0%
150,000 American Express Credit Account Master Trust 5.230 09/15/28 151,981
50,000 AmeriCredit Automobile Receivables Trust 2021-2 1.010 01/19/27 48,615
50,000 BA Credit Card Trust 4.980 11/15/28 50,508
200,000 Bank 2019-BNK19 2.926 08/15/61 180,918
100,000 BANK 2021-BNK34 1.935 06/15/63 94,793
100,000 BANK 2021-BNK35 2.067 06/15/64 89,482
55,000 BANK 2024-BNK48 5.053 09/15/34 54,753
43,281 BANK5 6.500 12/15/56 45,328
45,000 BANK5 2024-5YR9 5.614 08/15/57 46,076
50,000 BANK5 Trust 2024-5YR6 6.225 05/15/57 52,222
500,000 BBCMS Mortgage Trust 2020-C6 2.690 02/15/53 479,899
100,000 BBCMS Mortgage Trust 2023-C21 6.000 09/15/56 106,391
100,000 BBCMS Mortgage Trust 2023-C22 6.804 11/15/56 112,215
100,000 BBCMS Mortgage Trust 2024-C26 5.829 05/15/57 105,670
200,000 Benchmark 2021-B24 Mortgage Trust 2.264 03/15/54 172,869
100,000 Benchmark 2021-B28 Mortgage Trust 2.073 08/15/54 88,809
40,000 Benchmark 2024-V10 Mortgage Trust 5.277 09/15/57 40,303
100,000 Benchmark Mortgage Trust 2.703 07/15/54 69,256
90,000 BMARK 2023-V4 6.841 11/15/56 95,455
50,000 BMO 2024-5C7 Mortgage Trust 5.566 11/15/57 51,054
35,000 BMO 2024-C10 Mortgage Trust 5.478 11/15/57 35,966
90,000 BMO 2024-C8 Mortgage Trust 5.598 03/15/57 93,267
100,000 BMO Mortgage Trust 7.118 08/15/56 106,332
100,000 Capital One Multi-Asset Execution Trust 3.490 05/15/27 99,357
50,000 Capital One Multi-Asset Execution Trust 3.920 09/17/29 49,297
100,000 CarMax Auto Owner Trust 1.700 08/16/27 96,160
50,000 CarMax Auto Owner Trust 4.640 04/15/30 50,074
50,000 Carvana Auto Receivables Trust 4.310 09/10/30 49,121
43,660 (b) Carvana Auto Receivables Trust 2022-N1 4.130 12/11/28 43,107
100,000 Citibank Credit Card Issuance Trust 5.230 12/08/27 100,684
180,000 Citigroup Commercial Mortgage Trust 2016-C1 3.209 05/10/49 175,341
100,000 CNH Equipment Trust 5.600 02/15/29 101,624
50,000 CNH Equipment Trust 4.120 03/15/32 48,973
500,000 COMM 2015-LC19 Mortgage Trust 3.183 02/10/48 498,215
50,000 Exeter Automobile Receivables Trust 5.290 08/15/30 50,266
246,832 Fannie Mae FN MA4547 2.000 02/01/52 195,901
171,562 Fannie Mae Pool FN MA2941 3.500 03/01/32 166,926
54,118 Fannie Mae Pool FN MA3392 3.500 06/01/33 52,448
113,724 Fannie Mae Pool FN MA3490 4.000 10/01/33 111,801
44,477 Fannie Mae Pool FN MA3828 3.000 11/01/34 41,988
89,696 Fannie Mae Pool FN MA3865 3.000 12/01/34 84,566
106,059 Fannie Mae Pool FN MA3957 3.500 03/01/35 101,533
495,550 Fannie Mae Pool FN MA4074 2.000 07/01/35 444,781
766,914 Fannie Mae Pool FN MA4123 2.000 09/01/35 688,334
430,314 Fannie Mae Pool FN MA4180 2.500 11/01/35 393,258
334,455 Fannie Mae Pool FN MA4228 1.500 01/01/36 291,339
442,441 Fannie Mae Pool FN MA4278 1.500 03/01/36 385,379
501,489 Fannie Mae Pool FN MA4298 2.500 03/01/36 459,970
131,219 Fannie Mae Pool FN MA4302 1.500 04/01/36 114,217
56,599 Fannie Mae Pool FN MA4316 2.500 04/01/36 51,806
145,443 Fannie Mae Pool FN MA4330 2.500 05/01/36 133,040
271,858 Fannie Mae Pool FN MA4359 1.500 06/01/36 236,280
60,269 Fannie Mae Pool FN MA4361 2.500 06/01/36 55,165

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 538,583 Fannie Mae Pool FN MA4383 2.000% 07/01/36 $ 481,362
138,777 Fannie Mae Pool FN MA4402 1.500 08/01/36 120,791
253,625 Fannie Mae Pool FN MA4516 2.000 01/01/37 226,200
207,911 Fannie Mae Pool FN MA4535 1.500 02/01/37 180,044
1,003,921 Fannie Mae Pool FN MA4536 2.000 02/01/37 895,297
304,797 Fannie Mae Pool FN MA4566 1.500 03/01/37 264,124
198,055 Fannie Mae Pool FN MA4602 2.000 05/01/37 176,376
91,423 Fannie Mae Pool FN MA4604 3.000 05/01/37 85,393
272,711 Fannie Mae Pool FN MA4629 3.000 06/01/37 254,722
83,452 Fannie Mae Pool FN MA5042 4.500 06/01/38 81,962
101,736 Fannie Mae Pool FN MA3890 3.000 01/01/40 92,721
665,106 Fannie Mae Pool FN MA4268 2.000 02/01/41 561,604
112,076 Fannie Mae Pool FN MA4310 1.500 04/01/41 91,698
510,103 Fannie Mae Pool FN MA4334 2.500 05/01/41 440,742
77,212 Fannie Mae Pool FN MA4364 2.000 06/01/41 65,028
71,326 Fannie Mae Pool FN MA4366 2.500 06/01/41 61,651
221,981 Fannie Mae Pool FN MA4387 2.000 07/01/41 187,363
294,567 Fannie Mae Pool FN MA4423 2.500 09/01/41 255,597
721,096 Fannie Mae Pool FN MA3143 3.000 09/01/47 633,665
423,639 Fannie Mae Pool FN MA3120 3.500 09/01/47 384,161
46,956 Fannie Mae Pool FN MA3182 3.500 11/01/47 42,580
154,057 Fannie Mae Pool FN MA3358 4.500 05/01/48 148,356
2,119,763 Fannie Mae Pool FN FM5665 3.500 08/01/48 1,927,278
88,324 Fannie Mae Pool FN MA3536 4.000 12/01/48 82,720
152,211 Fannie Mae Pool FN MA3574 3.500 01/01/49 138,019
1,414,643 Fannie Mae Pool FN FM5488 4.000 05/01/49 1,325,077
519,480 Fannie Mae Pool FN MA3692 3.500 07/01/49 470,579
886,684 Fannie Mae Pool FN MA3774 3.000 09/01/49 778,038
598,681 Fannie Mae Pool FN MA3905 3.000 01/01/50 525,322
274,267 Fannie Mae Pool FN MA3991 3.000 04/01/50 239,987
357,329 Fannie Mae Pool FN MA4019 2.500 05/01/50 298,621
628,468 Fannie Mae Pool FN MA4077 2.000 07/01/50 503,058
229,459 Fannie Mae Pool FN MA4078 2.500 07/01/50 192,162
340,053 Fannie Mae Pool FN MA4079 3.000 07/01/50 297,970
218,469 Fannie Mae Pool FN MA4097 3.000 08/01/50 191,432
341,307 Fannie Mae Pool FN MA4120 2.500 09/01/50 285,516
713,550 Fannie Mae Pool FN MA4158 2 .000 10/01/50 570,717
1,908,606 Fannie Mae Pool FN MA4182 2.000 11/01/50 1,526,855
238,919 Fannie Mae Pool FN MA4183 2.500 11/01/50 199,105
1,230,312 Fannie Mae Pool FN MA4208 2.000 12/01/50 984,037
785,784 Fannie Mae Pool FN MA4254 1.500 02/01/51 593,245
847,430 Fannie Mae Pool FN MA4255 2.000 02/01/51 677,136
321,590 Fannie Mae Pool FN MA4304 1.500 04/01/51 243,512
2,161,604 Fannie Mae Pool FN MA4305 2.000 04/01/51 1,724,929
73,584 Fannie Mae Pool FN MA4337 4.000 04/01/51 68,583
1,406,918 Fannie Mae Pool FN MA4325 2.000 05/01/51 1,118,798
285,360 Fannie Mae Pool FN MA4327 3.000 05/01/51 248,366
1,669,927 Fannie Mae Pool FN MA4355 2.000 06/01/51 1,332,119
239,591 Fannie Mae Pool FN MA4356 2.500 06/01/51 199,919
559,866 Fannie Mae Pool FN MA4357 3.000 06/01/51 486,057
168,023 Fannie Mae Pool FN MA4377 1.500 07/01/51 126,956
241,223 Fannie Mae Pool FN MA4378 2.000 07/01/51 192,196
426,177 Fannie Mae Pool FN MA4397 1.500 08/01/51 322,574
1,256,422 Fannie Mae Pool FN MA4398 2.000 08/01/51 999,248
1,514,556 Fannie Mae Pool FN MA4437 2.000 10/01/51 1,206,241
229,129 Fannie Mae Pool FN MA4438 2.500 10/01/51 190,535
299,006 Fannie Mae Pool FN MA4439 3.000 10/01/51 258,937
679,463 Fannie Mae Pool FN MA4465 2.000 11/01/51 540,906
1,364,684 Fannie Mae Pool FN MA4511 2.000 12/01/51 1,082,591
1,519,851 Fannie Mae Pool FN MA4492 2.000 12/01/51 1,208,023
6,638,354 Fannie Mae Pool FN MA4493 2.500 12/01/51 5,516,436
785,738 Fannie Mae Pool FN MA4512 2.500 01/01/52 651,916

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 427,988 Fannie Mae Pool FN MA4513 3.000% 01/01/52 $ 371,163
1,305,236 Fannie Mae Pool FN MA4549 3.000 02/01/52 1,126,779
1,277,934 Fannie Mae Pool FN MA4562 2.000 03/01/52 1,015,160
2,846,147 Fannie Mae Pool FN MA4563 2.500 03/01/52 2,362,389
312,696 Fannie Mae Pool FN MA4564 3.000 03/01/52 269,886
785,155 Fannie Mae Pool FN MA4565 3.500 03/01/52 704,018
353,952 Fannie Mae Pool FN MA4577 2.000 04/01/52 281,452
2,076,618 Fannie Mae Pool FN MA4578 2.500 04/01/52 1,723,650
425,474 Fannie Mae Pool FN MA4579 3.000 04/01/52 367,145
469,788 Fannie Mae Pool FN MA4600 3.500 05/01/52 420,361
580,425 Fannie Mae Pool FN MA4644 4.000 05/01/52 537,287
260,766 Fannie Mae Pool FN MA4625 3.500 06/01/52 233,383
831,010 Fannie Mae Pool FN MA4684 4.500 06/01/52 789,217
353,472 Fannie Mae Pool FN MA4686 5.000 06/01/52 344,220
527,088 Fannie Mae Pool FN MA4653 3.000 07/01/52 454,485
206,589 Fannie Mae Pool FN MA4654 3.500 07/01/52 184,894
516,298 Fannie Mae Pool FN MA4699 3.500 07/01/52 461,977
612,859 Fannie Mae Pool FN MA4700 4.000 07/01/52 566,419
304,882 Fannie Mae Pool FN MA4655 4 .000 07/01/52 281,950
513,989 Fannie Mae Pool FN MA4701 4.500 07/01/52 488,703
682,931 Fannie Mae Pool FN MA4656 4.500 07/01/52 649,064
329,433 Fannie Mae Pool FN MA4709 5.000 07/01/52 320,485
904,742 Fannie Mae Pool FN MA4737 5.000 08/01/52 881,062
890,249 Fannie Mae Pool FN MA4738 5.500 08/01/52 884,180
305,534 Fannie Mae Pool FN MA4731 3.500 09/01/52 273,370
351,696 Fannie Mae Pool FN MA4732 4.000 09/01/52 325,240
549,313 Fannie Mae Pool FN MA4781 3.000 10/01/52 473,613
452,330 Fannie Mae Pool FN MA4782 3.500 10/01/52 404,620
563,832 Fannie Mae Pool FN MA4783 4.000 10/01/52 521,222
532,513 Fannie Mae Pool FN MA4805 4 .500 11/01/52 506,106
336,539 Fannie Mae Pool FN MA4807 5.500 11/01/52 335,076
563,177 Fannie Mae Pool FN MA4847 6.000 11/01/52 567,758
216,671 Fannie Mae Pool FN MA4852 6.500 11/01/52 221,981
429,142 Fannie Mae Pool FN MA4842 5.500 12/01/52 426,117
882,827 Fannie Mae Pool FN MA4894 6.000 01/01/53 889,103
590,361 Fannie Mae Pool FN MA4895 6.500 01/01/53 603,093
410,421 Fannie Mae Pool FN MA5027 4.000 05/01/53 379,363
275,198 Fannie Mae Pool FN MA5008 4.500 05/01/53 261,437
370,072 Fannie Mae Pool FN MA5009 5.000 05/01/53 359,917
234,149 Fannie Mae Pool FN MA5012 6.500 05/01/53 239,548
188,903 Fannie Mae Pool FN MA5071 5 .000 07/01/53 183,690
784,166 Fannie Mae Pool FN MA5106 5.000 08/01/53 762,265
188,773 Fannie Mae Pool FN MA5108 6.000 08/01/53 190,003
1,288,609 Fannie Mae Pool FN MA5165 5.500 10/01/53 1,276,658
88,516 Fannie Mae Pool FN MA5166 6.000 10/01/53 89,093
257,423 Fannie Mae Pool FN MA5190 5.500 11/01/53 255,112
181,249 Fannie Mae Pool FN MA5192 6.500 11/01/53 184,971
76,352 Fannie Mae Pool FN MA5193 7.000 11/01/53 79,342
820,091 Fannie Mae Pool FN MA5216 6.000 12/01/53 825,685
167,066 Fannie Mae Pool FN MA5217 6.500 12/01/53 170,497
221,849 Fannie Mae Pool FN MA5218 7.000 12/01/53 230,537
323,329 Fannie Mae Pool FN MA5263 4.000 01/01/54 298,829
182,155 Fannie Mae Pool FN MA5247 6.000 01/01/54 183,342
198,094 Fannie Mae Pool FN MA5271 5.500 02/01/54 196,254
162,834 Fannie Mae Pool FN MA5273 6.500 02/01/54 166,137
137,315 Fannie Mae Pool FN MA5295 6.000 03/01/54 138,210
77,922 Fannie Mae Pool FN MA5298 7.000 03/01/54 80,973
509,727 Fannie Mae Pool FN MA5326 4.500 04/01/54 484,092
218,966 Fannie Mae Pool FN MA5329 6.500 04/01/54 223,497
235,840 Fannie Mae Pool FN MA5342 7.000 04/01/54 245,076
392,832 Fannie Mae Pool FN MA5353 5.500 05/01/54 389,184

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 149,628 Fannie Mae Pool FN MA5388 5.500% 06/01/54 $ 148,239
181,740 Fannie Mae Pool FN MA5390 6.500 06/01/54 185,482
645,970 Fannie Mae Pool FN MA5419 5.000 07/01/54 627,929
385,549 Fannie Mae Pool FN MA5421 6.000 07/01/54 388,061
491,872 Fannie Mae Pool FN MA5444 5.500 08/01/54 487,279
477,001 Fannie Mae Pool FN MA5445 6 .000 08/01/54 480,109
466,471 Fannie Mae Pool FN MA5446 6.500 08/01/54 476,266
488,030 Fannie Mae Pool FN MA5471 6.000 09/01/54 491,210
198,685 Fannie Mae Pool FN MA5499 6.500 10/01/54 202,766
179,792 Fannie Mae-Aces 3.032 03/25/28 172,270
245,804 Fannie Mae-Aces 3.355 07/25/28 237,347
50,000 Ford Credit Auto Lease Trust 4.990 12/15/27 50,359
27,811 Ford Credit Auto Owner Trust 2022-A 1.290 06/15/26 27,529
50,000 Ford Credit Auto Owner Trust 2024-A 5.010 09/15/29 50,575
773,429 Freddie Mac Multifamily Structured Pass Through Certificates 2.862 05/25/26 755,105
96,136 Freddie Mac Multifamily Structured Pass Through Certificates 0.861 06/25/27 91,880
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1.760 03/25/28 56,817
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1.770 05/25/28 91,100
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 100,696
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.650 08/25/28 100,169
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.800 09/25/28 100,616
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.355 01/25/29 102,776
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.400 01/25/29 36,027
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.180 03/25/29 102,101
282,477 Freddie Mac Multifamily Structured Pass Through Certificates 2.701 04/25/29 271,095
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 50,010
92,220 Freddie Mac Multifamily Structured Pass Through Certificates 1.101 08/25/30 81,946
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.400 10/25/30 98,763
94,671 Freddie Mac Multifamily Structured Pass Through Certificates 1.353 11/25/30 85,179
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.203 02/25/31 51,380
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1.647 05/25/31 83,422
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.963 05/25/31 101,609
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.456 08/25/31 197,608
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.500 08/25/33 98,636
95,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.150 12/25/33 97,995
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.489 09/25/34 49,084
97,621 Freddie Mac Multifamily Structured Pass Through Certificates 2.007 07/25/35 80,501
670,708 Freddie Mac Pool FR SD3574 3.000 11/01/48 589,311
96,269 Freddie Mac Pool FR SD8071 4.500 06/01/50 92,255
232,699 Freddie Mac Pool FR SD8161 2.500 08/01/51 193,864
349,392 Freddie Mac Pool FR SD5345 2.500 04/01/52 290,523
210,885 Freddie Mac Pool FR SD8428 4.000 05/01/54 194,905
409,816 Ginnie Mae II Pool G2 MA3663 3.500 05/20/46 375,854
52,101 Ginnie Mae II Pool G2 MA5264 4.000 06/20/48 49,102
59,477 Ginnie Mae II Pool G2 MA5398 4.000 08/20/48 55,970
368,237 Ginnie Mae II Pool G2 MA6038 3.000 07/20/49 325,461
171,883 Ginnie Mae II Pool G2 MA6283 3.000 11/20/49 151,570
210,705 Ginnie Mae II Pool G2 MA6284 3.500 11/20/49 191,468
673,584 Ginnie Mae II Pool G2 MA6338 3.000 12/20/49 593,702
198,822 Ginnie Mae II Pool G2 MA6340 4.000 12/20/49 187,106
209,472 Ginnie Mae II Pool G2 MA6410 3.500 01/20/50 190,684
129,421 Ginnie Mae II Pool G2 MA6542 3.500 03/20/50 117,806
67,343 Ginnie Mae II Pool G2 MA6600 3.500 04/20/50 61,236
68,512 Ginnie Mae II Pool G2 MA6820 3.000 08/20/50 60,326
669,792 Ginnie Mae II Pool G2 MA6864 2.000 09/20/50 546,496
597,620 Ginnie Mae II Pool G2 MA6865 2.500 09/20/50 507,746
72,155 Ginnie Mae II Pool G2 MA6931 2.500 10/20/50 61,317
240,536 Ginnie Mae II Pool G2 MA6995 2.500 11/20/50 204,358
426,906 Ginnie Mae II Pool G2 MA7051 2.000 12/20/50 348,713
207,308 Ginnie Mae II Pool G2 MA7054 3.500 12/20/50 189,129
398,018 Ginnie Mae II Pool G2 MA7136 2.500 01/20/51 337,962
453,267 Ginnie Mae II Pool G2 MA7312 2.500 04/20/51 384,574

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 501,493 Ginnie Mae II Pool G2 MA7367 2.500% 05/20/51 $ 425,339
328,732 Ginnie Mae II Pool G2 MA7419 3.000 06/20/51 288,643
725,746 Ginnie Mae II Pool G2 MA7472 2.500 07/20/51 615,383
735,750 Ginnie Mae II Pool G2 MA7533 2.000 08/20/51 600,377
222,275 Ginnie Mae II Pool G2 MA7534 2.500 08/20/51 188,440
238,088 Ginnie Mae II Pool G2 MA7589 2.500 09/20/51 201,834
220,397 Ginnie Mae II Pool G2 MA7650 3.000 10/20/51 193,383
726,933 Ginnie Mae II Pool G2 MA7704 2.000 11/20/51 593,177
234,355 Ginnie Mae II Pool G2 MA7705 2.500 11/20/51 198,603
114,735 Ginnie Mae II Pool G2 MA7767 2.500 12/20/51 97,297
245,812 Ginnie Mae II Pool G2 MA7826 2.000 01/20/52 200,681
161,525 Ginnie Mae II Pool G2 MA7827 2.500 01/20/52 136,878
1,348,810 Ginnie Mae II Pool G2 MA7882 3.000 02/20/52 1,182,957
198,666 Ginnie Mae II Pool G2 MA7883 3.500 02/20/52 179,584
1,417,374 Ginnie Mae II Pool G2 MA7935 2.000 03/20/52 1,156,954
208,399 Ginnie Mae II Pool G2 MA7936 2.500 03/20/52 176,600
404,856 Ginnie Mae II Pool G2 MA7937 3.000 03/20/52 355,196
749,731 Ginnie Mae II Pool G2 MA7938 3.500 03/20/52 677,715
191,358 Ginnie Mae II Pool G2 MA7939 4.000 03/20/52 178,191
532,489 Ginnie Mae II Pool G2 MA8042 2.500 05/20/52 451,263
198,094 Ginnie Mae II Pool G2 MA8044 3.500 05/20/52 179,065
419,955 Ginnie Mae II Pool G2 MA8046 4.500 05/20/52 401,738
724,363 Ginnie Mae II Pool G2 MA8100 4.000 06/20/52 674,963
211,680 Ginnie Mae II Pool G2 MA8101 4.500 06/20/52 202,277
411,154 Ginnie Mae II Pool G2 MA8102 5.000 06/20/52 402,507
427,751 Ginnie Mae II Pool G2 MA8151 4.500 07/20/52 409,129
174,383 Ginnie Mae II Pool G2 MA8200 4.000 08/20/52 162,383
172,385 Ginnie Mae II Pool G2 MA8201 4.500 08/20/52 164,853
169,330 Ginnie Mae II Pool G2 MA8202 5.000 08/20/52 165,877
174,665 Ginnie Mae II Pool G2 MA8266 3.500 09/20/52 157,886
193,050 Ginnie Mae II Pool G2 MA8267 4.000 09/20/52 179,886
162,549 Ginnie Mae II Pool G2 MA8349 5.500 10/20/52 162,258
174,528 Ginnie Mae II Pool G2 MA8428 5.000 11/20/52 170,855
149,669 Ginnie Mae II Pool G2 MA8430 6.000 11/20/52 151,827
251,101 Ginnie Mae II Pool G2 MA8487 3.500 12/20/52 226,982
415,955 Ginnie Mae II Pool G2 MA8491 5.500 12/20/52 414,523
146,292 Ginnie Mae II Pool G2 MA8492 6.000 12/20/52 148,030
371,764 Ginnie Mae II Pool G2 MA8571 6.000 01/20/53 377,035
178,523 Ginnie Mae II Pool G2 MA8572 6.500 01/20/53 182,069
312,293 Ginnie Mae II Pool G2 MA8801 5.500 04/20/53 311,322
184,822 Ginnie Mae II Pool G2 MA8876 4.000 05/20/53 172,104
127,748 Ginnie Mae II Pool G2 MA8881 6.500 05/20/53 130,012
94,794 Ginnie Mae II Pool G2 MA9015 4.500 07/20/53 90,531
273,251 Ginnie Mae II Pool G2 MA9106 5.500 08/20/53 271,990
260,787 Ginnie Mae II Pool G2 MA9170 5.000 09/20/53 254,995
181,391 Ginnie Mae II Pool G2 MA9171 5.500 09/20/53 180,606
83,730 Ginnie Mae II Pool G2 MA9172 6.000 09/20/53 84,617
63,160 Ginnie Mae II Pool G2 MA9244 7.000 10/20/53 64,723
204,888 Ginnie Mae II Pool G2 MA9303 4.500 11/20/53 195,611
292,758 Ginnie Mae II Pool G2 MA9361 5.000 12/20/53 286,235
300,605 Ginnie Mae II Pool G2 MA9422 5.000 01/20/54 293,907
254,920 Ginnie Mae II Pool G2 MA9424 6.000 01/20/54 257,011
120,104 Ginnie Mae II Pool G2 MA9425 6.500 01/20/54 122,076
262,114 Ginnie Mae II Pool G2 MA9490 6.500 02/20/54 266,418
238,189 Ginnie Mae II Pool G2 MA9671 7.000 05/20/54 243,746
212,441 Ginnie Mae II Pool G2 MA9722 4.000 06/20/54 197,822
99,099 Ginnie Mae II Pool G2 MA9725 5.500 06/20/54 98,619
247,432 Ginnie Mae II Pool G2 MA9726 6.000 06/20/54 249,462
248,454 Ginnie Mae II Pool G2 MA9779 5.500 07/20/54 247,250
298,913 Ginnie Mae II Pool G2 MA9849 4.500 08/20/54 285,379
298,578 Ginnie Mae II Pool G2 MA9852 6.000 08/20/54 301,028
199,605 Ginnie Mae II Pool G2 MA9905 5.000 09/20/54 195,157

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 294,384 Ginnie Mae II Pool G2 MA9906 5.500% 09/20/54 $ 292,957
17,737 GM Financial Consumer Automobile Receivables Trust 2022-1 1.260 11/16/26 17,524
50,000 GM Financial Consumer Automobile Receivables Trust 2024-2 5.100 03/16/29 50,527
200,000 GS Mortgage Securities Trust 2019-GC38 3.968 02/10/52 190,025
50,000 Harley-Davidson Motorcycle Trust 2024-B 4.310 07/16/29 49,478
40,000 Honda Auto Receivables 2024-2 Owner Trust 5.210 07/18/30 40,656
50,000 Honda Auto Receivables 2024-3 Owner Trust 4.570 03/21/29 50,104
100,000 Hyundai Auto Receivables Trust 2023-C 5.540 10/16/28 101,682
50,000 John Deere Owner Trust 0.740 05/15/28 49,136
25,000 Mercedes-Benz Auto Receivables Trust 4.790 07/15/31 25,149
100,000 Morgan Stanley Capital I Trust 1.518 05/15/54 93,724
100,000 Santander Drive Auto Receivables Trust 2024-2 5.630 11/15/28 101,141
100,000 Synchrony Card Funding LLC 5.540 07/15/29 101,404
100,000 Toyota Auto Receivables 2021-B Owner Trust 0.530 10/15/26 98,128
35,000 Toyota Auto Receivables 2024-D Owner Trust 4.430 04/15/30 34,813
90,000 Verizon Master Trust Series 5.210 06/20/29 90,839
48,196 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324 01/15/59 47,951
300,000 Wells Fargo Commercial Mortgage Trust 2019-C49 3.760 03/15/52 285,390
50,000 WF Card Issuance Trust 4.290 10/15/29 49,747
11,592 World Omni Auto Receivables Trust 2021-B 0.420 06/15/26 11,512
50,000 World Omni Auto Receivables Trust 2024-C 4.430 12/17/29 49,860
TOTAL SECURITIZED
(Cost $115,616,431) 105,036,986
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 43.1%
1,820,000 United States Treasury Note/Bond 0.375 11/30/25 1,744,697
500,000 United States Treasury Note/Bond 4.875 11/30/25 502,832
1,300,000 United States Treasury Note/Bond 0.375 12/31/25 1,242,820
1,800,000 United States Treasury Note/Bond 4.250 12/31/25 1,798,875
3,500,000 United States Treasury Note/Bond 0.375 01/31/26 3,336,211
2,150,000 United States Treasury Note/Bond 4.250 01/31/26 2,149,496
500,000 United States Treasury Note/Bond 0.500 02/28/26 475,840
2,450,000 United States Treasury Note/Bond 4.625 02/28/26 2,461,006
1,900,000 United States Treasury Note/Bond 0.750 03/31/26 1,809,824
1,300,000 United States Treasury Note/Bond 4.500 03/31/26 1,304,418
3,200,000 United States Treasury Note/Bond 0.750 04/30/26 3,040,000
400,000 United States Treasury Note/Bond 4.875 04/30/26 403,719
700,000 United States Treasury Note/Bond 0.750 05/31/26 663,223
100,000 United States Treasury Note/Bond 4.875 05/31/26 100,980
1,700,000 United States Treasury Note/Bond 0.875 06/30/26 1,609,820
1,550,000 United States Treasury Note/Bond 4.625 06/30/26 1,560,172
1,100,000 United States Treasury Note/Bond 0.625 07/31/26 1,034,473
1,100,000 United States Treasury Note/Bond 4.375 07/31/26 1,103,223
1,450,000 United States Treasury Note/Bond 0.750 08/31/26 1,363,000
2,800,000 United States Treasury Note/Bond 3.750 08/31/26 2,778,672
2,600,000 United States Treasury Note/Bond 0.875 09/30/26 2,444,102
1,350,000 (a) United States Treasury Note/Bond 3.500 09/30/26 1,333,547
900,000 United States Treasury Note/Bond 1.125 10/31/26 848,039
800,000 United States Treasury Note/Bond 4.125 10/31/26 799,438
1,600,000 United States Treasury Note/Bond 1.250 11/30/26 1,508,188
1,100,000 United States Treasury Note/Bond 1.250 12/31/26 1,034,988
1,750,000 United States Treasury Note/Bond 1.875 02/28/27 1,662,773
500,000 United States Treasury Note/Bond 2.500 03/31/27 481,621
200,000 United States Treasury Note/Bond 4.500 05/15/27 201,711
2,000,000 United States Treasury Note/Bond 2.625 05/31/27 1,926,719
900,000 United States Treasury Note/Bond 0.500 06/30/27 818,156
2,500,000 United States Treasury Note/Bond 3.250 06/30/27 2,445,215
1,000,000 United States Treasury Note/Bond 2.750 07/31/27 964,258
2,186,000 United States Treasury Note/Bond 2.250 08/15/27 2,077,981
100,000 United States Treasury Note/Bond 4.125 09/30/27 100,016

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 1,600,000 United States Treasury Note/Bond 4.125% 10/31/27 $ 1,599,875
888,000 United States Treasury Note/Bond 2.250 11/15/27 840,443
320,000 United States Treasury Note/Bond 0.625 11/30/27 287,700
1,600,000 United States Treasury Note/Bond 3.875 11/30/27 1,587,938
3,798,000 United States Treasury Note/Bond 3.875 12/31/27 3,768,922
1,500,000 United States Treasury Note/Bond 3.500 01/31/28 1,471,113
2,344,000 United States Treasury Note/Bond 2.750 02/15/28 2,243,556
1,200,000 United States Treasury Note/Bond 4.000 02/29/28 1,194,516
3,200,000 United States Treasury Note/Bond 3.625 03/31/28 3,147,750
2,000,000 United States Treasury Note/Bond 3.500 04/30/28 1,958,047
1,100,000 United States Treasury Note/Bond 3.625 05/31/28 1,080,836
1,900,000 United States Treasury Note/Bond 4.000 06/30/28 1,890,277
2,450,000 United States Treasury Note/Bond 4.125 07/31/28 2,446,746
3,700,000 United States Treasury Note/Bond 4.625 09/30/28 3,760,703
650,000 United States Treasury Note/Bond 1.375 10/31/28 583,832
2,000,000 United States Treasury Note/Bond 4.875 10/31/28 2,051,719
2,550,000 United States Treasury Note/Bond 4.375 11/30/28 2,569,623
4,750,000 United States Treasury Note/Bond 3.750 12/31/28 4,674,297
300,000 United States Treasury Note/Bond 1.750 01/31/29 271,969
2,850,000 United States Treasury Note/Bond 4.000 01/31/29 2,831,520
3,850,000 United States Treasury Note/Bond 4.250 02/28/29 3,863,686
2,650,000 United States Treasury Note/Bond 4.125 03/31/29 2,645,652
800,000 United States Treasury Note/Bond 4.625 04/30/29 815,156
1,470,000 United States Treasury Note/Bond 2.375 05/15/29 1,362,564
2,200,000 United States Treasury Note/Bond 4.500 05/31/29 2,231,625
3,650,000 United States Treasury Note/Bond 4.250 06/30/29 3,662,689
2,950,000 United States Treasury Note/Bond 4.000 07/31/29 2,930,180
514,000 United States Treasury Note/Bond 1.625 08/15/29 458,544
4,600,000 United States Treasury Note/Bond 3.625 08/31/29 4,495,422
3,600,000 United States Treasury Note/Bond 3.500 09/30/29 3,496,219
3,000,000 United States Treasury Note/Bond 4.125 10/31/29 2,996,719
500,000 United States Treasury Note/Bond 3.875 12/31/29 493,047
100,000 United States Treasury Note/Bond 0.625 05/15/30 82,520
150,000 United States Treasury Note/Bond 4.000 01/31/31 148,242
750,000 United States Treasury Note/Bond 4.625 05/31/31 766,875
100,000 United States Treasury Note/Bond 4.125 10/31/31 99,422
1,000,000 United States Treasury Note/Bond 1.875 02/15/32 852,539
3,050,000 United States Treasury Note/Bond 2.875 05/15/32 2,781,695
1,150,000 United States Treasury Note/Bond 2.750 08/15/32 1,036,303
1,150,000 United States Treasury Note/Bond 4.125 11/15/32 1,141,285
700,000 United States Treasury Note/Bond 3.500 02/15/33 663,086
800,000 United States Treasury Note/Bond 3.375 05/15/33 749,375
1,300,000 United States Treasury Note/Bond 3.875 08/15/33 1,262,270
1,750,000 United States Treasury Note/Bond 4.500 11/15/33 1,779,121
1,650,000 United States Treasury Note/Bond 4.000 02/15/34 1,614,422
2,500,000 United States Treasury Note/Bond 4.375 05/15/34 2,517,578
1,950,000 United States Treasury Note/Bond 3.875 08/15/34 1,886,625
200,000 United States Treasury Note/Bond 1.125 08/15/40 123,672
1,300,000 United States Treasury Note/Bond 1.875 02/15/41 902,484
500,000 United States Treasury Note/Bond 2.250 05/15/41 367,441
1,050,000 United States Treasury Note/Bond 1.750 08/15/41 704,279
198,000 United States Treasury Note/Bond 2.000 11/15/41 137,811
3,900,000 United States Treasury Note/Bond 3.250 05/15/42 3,282,094
1,964,000 United States Treasury Note/Bond 2.750 08/15/42 1,528,007
500,000 United States Treasury Note/Bond 3.375 08/15/42 427,363
135,000 United States Treasury Note/Bond 2.750 11/15/42 104,614
498,000 United States Treasury Note/Bond 4.000 11/15/42 464,385
600,000 United States Treasury Note/Bond 3.875 05/15/43 547,148
950,000 United States Treasury Note/Bond 4.375 08/15/43 926,436
2,340,000 United States Treasury Note/Bond 4.750 11/15/43 2,395,209
1,650,000 United States Treasury Note/Bond 4.500 02/15/44 1,631,953
900,000 United States Treasury Note/Bond 4.625 05/15/44 904,500

Portfolio of Investments October 31, 2024
(continued)
ESG U.S. Aggregate Bond ETF (NUBD)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 1,700,000 (a) United States Treasury Note/Bond 4.125% 08/15/44 $ 1,596,406
4,221,000 United States Treasury Note/Bond 2.750 08/15/47 3,103,589
1,850,000 United States Treasury Note/Bond 1.250 05/15/50 929,553
700,000 United States Treasury Note/Bond 1.375 08/15/50 362,086
200,000 United States Treasury Note/Bond 1.625 11/15/50 110,539
3,800,000 United States Treasury Note/Bond 1.875 02/15/51 2,239,031
1,100,000 United States Treasury Note/Bond 2.375 05/15/51 730,855
160,000 United States Treasury Note/Bond 1.875 11/15/51 93,631
1,300,000 United States Treasury Note/Bond 2.250 02/15/52 834,793
1,350,000 United States Treasury Note/Bond 2.875 05/15/52 997,207
550,000 United States Treasury Note/Bond 3.000 08/15/52 417,055
949,000 United States Treasury Note/Bond 4.000 11/15/52 872,042
550,000 United States Treasury Note/Bond 3.625 02/15/53 472,033
1,210,000 United States Treasury Note/Bond 3.625 05/15/53 1,039,135
1,590,000 United States Treasury Note/Bond 4.125 08/15/53 1,494,103
1,200,000 United States Treasury Note/Bond 4.750 11/15/53 1,251,375
1,700,000 United States Treasury Note/Bond 4.250 02/15/54 1,634,125
875,000 United States Treasury Note/Bond 4.625 05/15/54 895,371
1,250,000 United States Treasury Note/Bond - When Issued 2.750 04/30/27 1,209,375
1,400,000 United States Treasury Note/Bond - When Issued 2.375 02/15/42 1,031,406
1,950,000 United States Treasury Note/Bond - When Issued 4.375 08/15/54 1,876,570
TOTAL U.S. TREASURY
(Cost $185,004,702) 173,861,972
TOTAL LONG-TERM INVESTMENTS
(Cost $428,053,726) 398,950,251
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
4,363,892 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.860 (d) $ 4,363,892
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,363,892) 4,363,892
TOTAL INVESTMENTS - 99.9%
(Cost $432,417,618 ) 403,314,143
OTHER ASSETS & LIABILITIES, NET - 0.1% 398,230
NET ASSETS - 100% $ 403,712,373

NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 42,379 $ – $ 42,379
Corporate Debt – 102,185,378 – 102,185,378
Government Related – 17,823,536 – 17,823,536
Securitized – 105,036,986 – 105,036,986
U.S. Treasury – 173,861,972 – 173,861,972
Investments Purchased with Collateral from
Securities Lending 4,363,892 – – 4,363,892
Total
$ 4,363,892 $ 398,950,251 $ – $ 403,314,143
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,221,714.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $716,059 or 0.2% of Total Investments.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
S&P Standard & Poor's

Portfolio of Investments October 31, 2024
Preferred and Income ETF (NPFI)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
26520852 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 57.9% 26520852
AUTOMOBILES & COMPONENTS - 1.4%
$ 329,000 (a) General Motors Financial Co Inc 5.700 % N/A $ 317,517
348,000 (a) General Motors Financial Co Inc 5.750 N/A 337,201
TOTAL AUTOMOBILES & COMPONENTS 654,718
BANKS - 22.3%
350,000 (a) Bank of America Corp 6.300 N/A 354,729
100,000 (a) Bank of America Corp 6.125 N/A 101,576
118,000 (a) Bank of America Corp 6.100 N/A 117,847
250,000 (a) Bank of America Corp 5.875 N/A 252,309
41,000 (a) Bank of America Corp 4.375 N/A 39,491
200,000 Bank of Montreal 7.700 05/26/84 209,168
200,000 Bank of Nova Scotia/The 8.000 01/27/84 211,301
151,000 (a) Citigroup Inc 6.250 N/A 152,811
600,000 (a) Citigroup Inc 7.000 N/A 634,991
465,000 (a) Citigroup Inc 7.125 N/A 477,735
146,000 (a) Citigroup Inc 7.625 N/A 155,346
259,000 (a) Citigroup Inc 7.375 N/A 270,820
135,000 (a) Citigroup Inc 4.150 N/A 129,119
371,000 (a) Citigroup Inc 5.950 N/A 369,667
80,000 (a),(b) Citizens Financial Group Inc (TSFR3M + 3.419%) 8.008 N/A 79,510
250,000 (a) CoBank ACB 7.250 N/A 259,806
39,000 (a),(b) Fifth Third Bancorp (TSFR3M + 3.295%) 7.898 N/A 38,842
81,000 (a) Fifth Third Bancorp 4.500 N/A 79,786
188,000 (a),(b) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9.180 N/A 191,757
188,000 (a) Goldman Sachs Group Inc/The 4.400 N/A 185,679
135,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 134,447
409,000 (a) JPMorgan Chase & Co 3.650 N/A 395,841
618,000 (a) JPMorgan Chase & Co 6.875 N/A 653,029
287,000 (a) KeyCorp 5.000 N/A 275,874
22,000 (a) M&T Bank Corp 5.125 N/A 21,665
17,000 (a) M&T Bank Corp 3.500 N/A 15,467
210,000 (a) PNC Financial Services Group Inc/The 6.250 N/A 210,230
286,000 (a) PNC Financial Services Group Inc/The 6.000 N/A 286,313
180,000 (a) PNC Financial Services Group Inc/The 3.400 N/A 165,915
195,000 (a) PNC Financial Services Group Inc/The 6.200 N/A 196,630
49,000 (a),(b) PNC Financial Services Group Inc/The (TSFR3M + 3.302%) 8.317 N/A 49,119
30,000 (a) PNC Financial Services Group Inc/The 5.000 N/A 29,631
155,000 (a) Regions Financial Corp 5.750 N/A 154,508
400,000 Toronto-Dominion Bank/The 8.125 10/31/82 421,462
41,000 (a),(b) Truist Financial Corp (TSFR3M + 3.364%) 8 .310 N/A 41,023
428,000 (a) Truist Financial Corp 6.669 N/A 425,715
460,000 (a) Truist Financial Corp 5.100 N/A 446,495
176,000 (a) US Bancorp 5.300 N/A 173,786
550,000 (a) Wells Fargo & Co 6.850 N/A 567,057
458,000 (a) Wells Fargo & Co 3.900 N/A 443,565
202,000 (a) Wells Fargo & Co 5.875 N/A 201,527
574,000 (a) Wells Fargo & Co 7.625 N/A 616,932
TOTAL BANKS 10,238,521
CAPITAL GOODS - 0.9%
260,000 (a) Air Lease Corp 6.000 N/A 256,090
161,000 (a) Air Lease Corp 4.650 N/A 156,142
TOTAL CAPITAL GOODS 412,232
ENERGY - 6.3%
955,000 Enbridge Inc 8.500 01/15/84 1,061,044
247,000 (a) Energy Transfer LP 7.125 N/A 251,078
109,000 (a) Energy Transfer LP 6.500 N/A 108,656
180,000 (a) Energy Transfer LP 6.625 N/A 176,198
470,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 488,113
294,000 Transcanada Trust 5.875 08/15/76 292,943
250,000 Transcanada Trust 5.300 03/15/77 244,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 300,000 Transcanada Trust 5.600% 03/07/82 $ 286,369
TOTAL ENERGY 2,909,315
FINANCIAL SERVICES - 10.6%
1,015,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,046,264
116,000 (a) Ally Financial Inc 4.700 N/A 104,355
222,000 (a) Ally Financial Inc 4.700 N/A 180,118
176,000 (a) American Express Co 3.550 N/A 166,592
211,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 209,223
150,000 (a) Capital One Financial Corp 3.950 N/A 141,160
304,000 (a) Charles Schwab Corp/The 4.000 N/A 291,748
724,000 (a) Charles Schwab Corp/The 5.375 N/A 720,259
37,000 (a) Discover Financial Services 6.125 N/A 36,898
85,000 (a) Discover Financial Services 5.500 N/A 81,114
131,000 (a) Equitable Holdings Inc 4.950 N/A 129,565
10,000 (a) Goldman Sachs Group Inc/The 3.800 N/A 9,575
282,000 (a) Goldman Sachs Group Inc/The 5.300 N/A 280,847
177,000 (a) Goldman Sachs Group Inc/The 7.379 N/A 177,704
17,000 (a) Goldman Sachs Group Inc/The 4.125 N/A 16,278
500,000 (a) Goldman Sachs Group Inc/The 6.125 N/A 495,928
250,000 (a) Goldman Sachs Group Inc/The 7.500 N/A 262,137
179,000 (a) Goldman Sachs Group Inc/The 7.500 N/A 191,375
177,000 (a) State Street Corp 6 .700 N/A 182,224
150,000 (a) Voya Financial Inc 7.758 N/A 158,270
TOTAL FINANCIAL SERVICES 4,881,634
FOOD, BEVERAGE & TOBACCO - 0.8%
450,000 (a),(c) Land O' Lakes Inc 7.250 N/A 379,803
TOTAL FOOD, BEVERAGE & TOBACCO 379,803
INSURANCE - 5.0%
69,000 American International Group Inc 5.750 04/01/48 68,837
134,000 AXIS Specialty Finance LLC 4.900 01/15/40 127,374
250,000 Corebridge Financial Inc 6.375 09/15/54 248,916
266,000 Enstar Finance LLC 5.500 01/15/42 249,374
166,000 (a) Markel Group Inc 6.000 N/A 165,729
104,000 (c) MetLife Inc 9.250 04/08/38 123,267
23,000 (a) MetLife Inc 5.875 N/A 23,134
46,000 (a) MetLife Inc 3.850 N/A 45,014
84,000 PartnerRe Finance B LLC 4.500 10/01/50 76,817
174,000 Prudential Financial Inc 5.375 05/15/45 172,925
125,000 Prudential Financial Inc 5.125 03/01/52 120,795
107,000 Prudential Financial Inc 3.700 10/01/50 97,068
225,000 Prudential Financial Inc 6.500 03/15/54 234,697
309,000 (a),(c) QBE Insurance Group Ltd 5.875 N/A 307,880
250,000 (a),(c) SBL Holdings Inc 6.500 N/A 214,892
TOTAL INSURANCE 2,276,719
MEDIA & ENTERTAINMENT - 0.7%
250,000 (a),(c) Farm Credit Bank of Texas 7.750 N/A 261,735
38,000 Paramount Global 6.375 03/30/62 35,181
TOTAL MEDIA & ENTERTAINMENT 296,916
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
600,000 (c) EUSHI Finance Inc 7.625 12/15/54 621,268
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 621,268
TELECOMMUNICATION SERVICES - 0.5%
73,000 Vodafone Group PLC 7.000 04/04/79 76,461
170,000 Vodafone Group PLC 4.125 06/04/81 152,876
TOTAL TELECOMMUNICATION SERVICES 229,337
UTILITIES - 8.0%
235,000 AES Corp/The 7.600 01/15/55 243,545
400,000 (c) AltaGas Ltd 7.200 10/15/54 400,995
86,000 American Electric Power Co Inc 3.875 02/15/62 81,131
302,000 Dominion Energy Inc 7.000 06/01/54 321,328
180,000 Duke Energy Corp 6.450 09/01/54 182,947
119,000 (a) Edison International 5.375 N/A 117,815

Portfolio of Investments October 31, 2024
(continued)
Preferred and Income ETF (NPFI)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 50,000 (a) Edison International 5.000 % N/A $ 48,665
358,000 Emera Inc 6.750 06/15/76 358,442
335,000 Entergy Corp 7.125 12/01/54 342,497
559,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 585,348
400,000 PG&E Corp 7.375 03/15/55 413,167
225,000 (a) Sempra 4.875 N/A 223,109
84,000 Sempra 4.125 04/01/52 79,675
102,000 Southern Co/The 4.000 01/15/51 99,849
19,000 (a),(c) Vistra Corp 7.000 N/A 19,160
100,000 (a),(c) Vistra Corp 8.000 N/A 102,716
TOTAL UTILITIES 3,620,389
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $26,319,260) 26,520,852
PRINCIPAL DESCRIPTION(d) RATE MATURITY VALUE
17170196 CONTINGENT CAPITAL SECURITIES - 37.5% 17170196
BANKS - 31.0%
200,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 193,026
656,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 710,296
400,000 (a) Banco Santander SA 9.625 N/A 460,663
600,000 (a) Banco Santander SA 8.000 N/A 625,074
600,000 (a) Banco Santander SA 4.750 N/A 568,447
400,000 (a) Barclays PLC 6.125 N/A 397,811
600,000 (a) Barclays PLC 9.625 N/A 660,227
802,000 (a) Barclays PLC 8.000 N/A 828,954
491,000 (a),(c) BNP Paribas SA 8.500 N/A 512,665
483,000 (a),(c) BNP Paribas SA 9.250 N/A 520,922
600,000 (a),(c) BNP Paribas SA 7.750 N/A 621,381
300,000 (a),(c) BNP Paribas SA 8.000 N/A 311,969
257,000 (a),(c) Credit Agricole SA 8.125 N/A 263,643
200,000 (a),(c) Credit Agricole SA 6.700 N/A 194,396
222,000 (a) HSBC Holdings PLC 6.000 N/A 219,487
718,000 (a) HSBC Holdings PLC 8.000 N/A 753,367
200,000 (a) HSBC Holdings PLC 6.875 N/A 200,848
427,000 (a) HSBC Holdings PLC 6.375 N/A 427,027
500,000 (a) HSBC Holdings PLC 6.950 N/A 497,907
200,000 (a) ING Groep NV 5.750 N/A 197,735
988,000 (a) ING Groep NV 7.500 N/A 1,012,082
200,000 (a),(c) Intesa Sanpaolo SpA 7.700 N/A 199,719
200,000 (a) Lloyds Banking Group PLC 6.750 N/A 191,784
306,000 (a) Lloyds Banking Group PLC 7.500 N/A 308,604
400,000 (a) Lloyds Banking Group PLC 8.000 N/A 416,864
200,000 (a) NatWest Group PLC 4.600 N/A 166,389
600,000 (a) NatWest Group PLC 8.125 N/A 642,938
400,000 (a) NatWest Group PLC 8.000 N/A 405,058
297,000 (a) NatWest Group PLC 6.000 N/A 296,407
400,000 (a),(c) Nordea Bank Abp 6.300 N/A 382,443
200,000 (a),(c) Societe Generale SA 10.000 N/A 213,107
200,000 (a),(c) Societe Generale SA 8.500 N/A 200,030
377,000 (a),(c) Societe Generale SA 9.375 N/A 394,289
200,000 (a),(c) Standard Chartered PLC 7.750 N/A 205,706
TOTAL BANKS 14,201,265
FINANCIAL SERVICES - 6.0%
600,000 (a) Deutsche Bank AG 6.000 N/A 586,517
200,000 (a) Deutsche Bank AG 7.500 N/A 199,734
543,000 (a),(c) UBS Group AG 9.250 N/A 628,682
400,000 (a),(c) UBS Group AG 7.750 N/A 419,352
300,000 (a),(c) UBS Group AG 9.250 N/A 326,907
600,000 (a) UBS Group AG 6.875 N/A 601,044
TOTAL FINANCIAL SERVICES 2,762,236

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
PRINCIPAL DESCRIPTION(d) RATE MATURITY VALUE
INSURANCE - 0.5%
$ 200,000 (a) Phoenix Group Holdings PLC 8.500 % N/A $ 206,695
TOTAL INSURANCE 206,695
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $17,124,446) 17,170,196
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1253542 CORPORATE BONDS - 2.7% 1253542
ENERGY - 2.1%
547,000 Enbridge Inc 6.000 01/15/77 541,348
198,000 Enbridge Inc 5.750 07/15/80 192,438
239,000 Enbridge Inc 7.625 01/15/83 253,329
TOTAL ENERGY 987,115
INSURANCE - 0.6%
262,000 Assurant Inc 7.000 03/27/48 266,427
TOTAL INSURANCE 266,427
TOTAL CORPORATE BONDS
(Cost $1,248,492) 1,253,542
TOTAL LONG-TERM INVESTMENTS
(Cost $44,692,198) 44,944,590
OTHER ASSETS & LIABILITIES, NET - 1.9% 880,903
NET ASSETS - 100% $ 45,825,493
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 26,520,852 $ – $ 26,520,852
Contingent Capital Securities – 17,170,196 – 17,170,196
Corporate Bonds – 1,253,542 – 1,253,542
Total $ – $ 44,944,590 $ – $ 44,944,590
a

Portfolio of Investments October 31, 2024
(continued)
Preferred and Income ETF (NPFI)

(a) Perpetual security. Maturity date is not applicable.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $8,315,040 or 18.5% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

Portfolio of Investments October 31, 2024
Sustainable Core ETF (NSCR)
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 7.5%
735 Alphabet Inc, Class A $ 125,766
651 Alphabet Inc, Class C 112,421
355 Meta Platforms Inc 201,491
TOTAL COMMUNICATION SERVICES 439,678
CONSUMER DISCRETIONARY - 12.7%
1,334 (a) Amazon.com Inc 248,658
425 DR Horton Inc 71,825
1,607 General Motors Co 81,571
386 Home Depot Inc/The 151,987
441 Lowe's Cos Inc 115,467
575 PulteGroup Inc 74,480
TOTAL CONSUMER DISCRETIONARY 743,988
CONSUMER STAPLES - 2.4%
446 Bunge Global SA 37,473
51 Costco Wholesale Corp 44,583
1,728 Kraft Heinz Co/The 57,819
TOTAL CONSUMER STAPLES 139,875
ENERGY - 4.2%
567 Chevron Corp 84,381
465 EOG Resources Inc 56,711
837 Valero Energy Corp 108,609
TOTAL ENERGY 249,701
FINANCIALS - 17.9%
315 American Express Co 85,075
1,513 American International Group Inc 114,806
315 Ameriprise Financial Inc 160,745
981 (a) Arch Capital Group Ltd 96,687
2,261 Bank of New York Mellon Corp/The 170,389
948 Citigroup Inc 60,833
378 (a) Fiserv Inc 74,806
365 KKR & Co Inc 50,458
189 Mastercard Inc, Class A 94,423
2,174 Wells Fargo & Co 141,136
TOTAL FINANCIALS 1,049,358
HEALTH CARE - 13.3%
672 Abbott Laboratories 76,185
1,416 (a) Boston Scientific Corp 118,972
405 Cigna Group/The 127,498
126 Elevance Health Inc 51,126
104 Eli Lilly & Co 86,293
394 Labcorp Holdings Inc 89,938
1,200 Merck & Co Inc 122,784
196 UnitedHealth Group Inc 110,642
TOTAL HEALTH CARE 783,438
INDUSTRIALS - 5.5%
262 (a) Builders FirstSource Inc 44,907
420 Dover Corp 79,519
433 Honeywell International Inc 89,059
134 United Rentals Inc 108,915
TOTAL INDUSTRIALS 322,400
INFORMATION TECHNOLOGY - 27.2%
554 (a) Advanced Micro Devices Inc 79,815
1,631 Apple Inc 368,459
273 Applied Materials Inc 49,571
176 (a) Arista Networks Inc 68,014
840 Lam Research Corp 62,454
1,019 Microsoft Corp 414,071

Portfolio of Investments October 31, 2024
(continued)
Sustainable Core ETF (NSCR)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
2,440 NVIDIA Corp $ 323,934
483 Oracle Corp 81,067
546 QUALCOMM Inc 88,872
210 Salesforce Inc 61,188
TOTAL INFORMATION TECHNOLOGY 1,597,445
MATERIALS - 2.1%
903 Corteva Inc 55,011
156 Linde PLC 71,159
TOTAL MATERIALS 126,170
REAL ESTATE - 2.8%
973 Simon Property Group Inc 164,554
TOTAL REAL ESTATE 164,554
UTILITIES - 3.8%
753 American Electric Power Co Inc 74,359
1,891 NextEra Energy Inc 149,862
TOTAL UTILITIES 224,221
TOTAL COMMON STOCKS
(Cost $5,314,135) 5,840,828
TOTAL LONG-TERM INVESTMENTS
(Cost $5,314,135) 5,840,828
OTHER ASSETS & LIABILITIES, NET - 0.6% 33,415
NET ASSETS - 100% $ 5,874,243
NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,840,828 $ – $ – $ 5,840,828
Total $ 5,840,828 $ – $ – $ 5,840,828
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2024
Ultra Short Income ETF (NUSB)
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 55.2%
CORPORATE DEBT - 41.8%
FINANCIALS - 20.2%
$ 750,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450% 10/01/25 $ 747,892
1,520,000 (a) American Express Co ( SOFR + 0.750% ) 5.591 04/23/27 1,521,983
1,400,000 Banco Santander SA 5.147 08/18/25 1,402,295
2,240,000 Bank of America Corp 3.384 04/02/26 2,224,234
1,410,000 (a) Bank of Montreal ( SOFR Compounded Index + 0.880% ) 5.810 09/10/27 1,412,765
1,555,000 Bank of New York Mellon Corp/The 4.947 04/26/27 1,562,435
1,275,000 (a) Citibank NA ( SOFR Compounded Index + 0.590% ) 5.429 04/30/26 1,276,874
875,000 Citigroup Inc 5.610 09/29/26 879,777
1,320,000 Goldman Sachs Group Inc/The 5.798 08/10/26 1,328,163
1,668,000 JPMorgan Chase & Co 6.070 10/22/27 1,710,657
1,000,000 (a) Marsh & McLennan Cos Inc ( SOFR Compounded Index +
0.700% )
5.630 11/08/27 1,005,100
1,285,000 (a),(b) Massachusetts Mutual Life Insurance Co ( SOFR + 0.740% ) 5.584 04/09/27 1,291,258
1,720,000 Morgan Stanley 2.188 04/28/26 1,695,846
1,320,000 Morgan Stanley 5.050 01/28/27 1,323,775
995,000 (a),(b) New York Life Global Funding ( SOFR + 0.670% ) 5.520 04/02/27 997,068
1,400,000 Prologis LP 3.250 06/30/26 1,372,459
2,055,000 (a) Royal Bank of Canada ( SOFR Compounded Index + 1.080% ) 5.922 07/20/26 2,077,939
1,400,000 Simon Property Group LP 3.300 01/15/26 1,377,679
1,535,000 State Street Corp 5.104 05/18/26 1,534,719
1,000,000 (a) State Street Corp ( SOFR + 0.640% ) 5.509 10/22/27 1,003,660
1,275,000 (a) UnitedHealth Group Inc ( SOFR + 0.500% ) 5.344 07/15/26 1,279,741
1,520,000 Wells Fargo Bank NA 4.811 01/15/26 1,523,910
TOTAL FINANCIALS 30,550,229
INDUSTRIAL - 14.8%
810,000 (a) American Honda Finance Corp ( SOFR Compounded Index +
0.720% )
5.651 10/05/26 811,645
100,000 AT&T Inc 5.539 02/20/26 99,991
1,725,000 AT&T Inc 2.950 07/15/26 1,676,721
395,000 (a),(b) BMW US Capital LLC ( SOFR Compounded Index + 0.550% ) 5.400 04/02/26 395,117
955,000 Caterpillar Financial Services Corp 4.350 05/15/26 954,757
1,410,000 (a) Caterpillar Financial Services Corp ( SOFR + 0.690% ) 5.534 10/16/26 1,418,797
720,000 (a) Caterpillar Financial Services Corp ( SOFR + 0.520% ) 5.593 05/14/27 721,202
2,085,000 Charles Schwab Corp/The 0.900 03/11/26 1,981,076
180,000 Cigna Group/The 5.685 03/15/26 180,015
1,275,000 CVS Health Corp 5.000 02/20/26 1,275,509
645,000 (a) Home Depot Inc/The ( SOFR + 0.330% ) 5.196 12/24/25 645,077
1,320,000 Intel Corp 4.875 02/10/26 1,320,228
1,320,000 John Deere Capital Corp 4.800 01/09/26 1,325,644
1,535,000 Lowe's Cos Inc 4.400 09/08/25 1,531,539
1,410,000 Magna International Inc 4.150 10/01/25 1,402,427
1,400,000 Republic Services Inc 2.900 07/01/26 1,364,173
1,065,000 (a) Toyota Motor Credit Corp ( SOFR + 0.450% ) 5.517 05/15/26 1,065,128
1,290,000 (a) Toyota Motor Credit Corp ( SOFR + 0.770% ) 5.877 08/07/26 1,297,165
1,525,000 Trane Technologies Financing Ltd 3.500 03/21/26 1,502,277
1,420,000 Verizon Communications Inc 0.850 11/20/25 1,365,941
TOTAL INDUSTRIAL 22,334,429
UTILITY - 6.8%
2,060,000 Entergy Corp 0.900 09/15/25 1,989,876
1,725,000 National Rural Utilities Cooperative Finance Corp 4.450 03/13/26 1,721,538
1,275,000 (a) National Rural Utilities Cooperative Finance Corp ( SOFR +
0.820% )
5.715 09/16/27 1,285,620
1,320,000 NextEra Energy Capital Holdings Inc 4.950 01/29/26 1,324,352
2,060,000 Public Service Enterprise Group Inc 0.800 08/15/25 1,995,148
2,060,000 WEC Energy Group Inc 4.750 01/09/26 2,061,468
TOTAL UTILITY 10,378,002
TOTAL CORPORATE DEBT
(Cost $63,361,542) 63,262,660

Portfolio of Investments October 31, 2024
(continued)
Ultra Short Income ETF (NUSB)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.6%
GOVERNMENT AGENCY - 0.6%
$ 75,000 Federal Farm Credit Banks Funding Corp 1.170% 06/23/25 $ 73,483
450,000 Federal Home Loan Banks 1.000 11/08/24 449,679
300,000 Federal Home Loan Banks 1.200 12/23/24 298,505
50,000 Federal Home Loan Banks 0.700 08/26/25 48,506
75,000 Federal Home Loan Banks 1.375 09/30/25 73,012
25,000 Federal Home Loan Banks 1.250 12/15/25 24,206
TOTAL GOVERNMENT AGENCY 967,391
TOTAL GOVERNMENT RELATED
(Cost $965,441) 967,391
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 12.8%
100,000 American Express Credit Account Master Trust 3.390 05/17/27 99,306
250,000 BA Credit Card Trust 3.530 11/15/27 248,235
225,627 BANK 2017-BNK6 3.289 07/15/60 222,467
403,037 Bank of America Merrill Lynch Commercial Mortgage Trust
2016-UBS10
2.903 07/15/49 394,826
321,966 Benchmark 2021-B30 Mortgage Trust 1.190 11/15/54 309,894
750,000 BMW Vehicle Lease Trust 0.000 01/25/27 750,551
205,986 (b) BX Commercial Mortgage Trust 2020-VKNG 5.848 10/15/37 205,538
100,000 Capital One Multi-Asset Execution Trust 2.800 03/15/27 99,246
432,576 Carmax Auto Owner Trust 2022-4 5.340 08/16/27 434,224
150,000 CarMax Auto Owner Trust 2024-2 5.573 05/17/27 150,202
1,250,000 CarMax Auto Owner Trust 2024-4 5.293 12/15/27 1,250,523
217,101 CFCRE Commercial Mortgage Trust 2016-C4 3.014 05/10/58 212,414
200,000 (b) Chase Auto Owner Trust 2024-4 5.250 09/27/27 200,886
500,000 Citibank Credit Card Issuance Trust 5.471 12/08/27 500,716
57,853 Citigroup Commercial Mortgage Trust 2016-C1 3.003 05/10/49 57,223
72,348 (b) Citizens Auto Receivables Trust 2024-1 5.610 10/15/26 72,409
150,000 CNH Equipment Trust 2024-B 5.410 10/15/27 150,040
750,000 CNH Equipment Trust 2024-C 5.430 02/18/28 750,499
128,908 COMM 2015-CCRE25 Mortgage Trust 3 .505 08/10/48 127,854
59,069 COMM 2015-CCRE25 Mortgage Trust 3.537 08/10/48 58,803
96,945 COMM 2015-CCRE27 Mortgage Trust 3.349 10/10/48 95,749
85,403 COMM 2015-LC23 Mortgage Trust 3.521 10/10/48 84,162
100,000 COMM Mortgage Trust 3.630 10/10/48 98,549
73,500 CSAIL 2016-C5 Commercial Mortgage Trust 3.533 11/15/48 72,948
100,000 Discover Card Execution Note Trust 3.320 05/15/27 99,256
250,000 (b) DLLMT 2024-1 LLC 5.080 02/22/27 250,881
250,000 Ford Credit Auto Lease Trust 2024-B 5.410 02/15/27 250,155
94,511 Ford Credit Auto Owner Trust 2024-A 5.353 01/15/27 94,568
500,000 Ford Credit Auto Owner Trust 2024-C 5.410 08/15/27 500,248
398,312 GM Financial Automobile Leasing Trust 2024-2 5.430 09/21/26 400,108
750,000 GM Financial Automobile Leasing Trust 2024-3 5.360 01/20/27 750,401
138,936 GM Financial Consumer Automobile Receivables Trust 2024-2 5.383 03/16/27 139,040
750,000 GM Financial Consumer Automobile Receivables Trust 2024-4 0.000 10/18/27 750,392
73,398 GS Mortgage Securities Trust 2015-GC32 3.498 07/10/48 72,722
92,313 Hyundai Auto Receivables Trust 2024-A 5 .430 04/15/27 92,367
750,000 Hyundai Auto Receivables Trust 2024-C 0.000 09/15/27 750,384
100,000 John Deere Owner Trust 2024 5.380 02/16/27 100,008
77,000 JPMBB Commercial Mortgage Securities Trust 2015-C28 3.227 10/15/48 76,490
98,714 JPMBB Commercial Mortgage Securities Trust 2015-C33 3.504 12/15/48 97,463
55,239 (b) MHC Commercial Mortgage Trust 2021-MHC 5.719 04/15/38 55,100
745,000 Morgan Stanley Capital I Trust 2015-MS1 3.779 05/15/48 737,029
84,139 Morgan Stanley Capital I Trust 2016-UB11 2.606 08/15/49 82,662
299,532 Morgan Stanley Capital I Trust 2021-L5 0.785 05/15/54 289,823
504,405 Morgan Stanley Capital I Trust 2021-L7 0.881 10/15/54 484,638
34,136 (b) Porsche Financial Auto Securitization Trust 2023-2 5.453 11/23/26 34,157
300,000 (b) Porsche Innovative Lease Owner Trust 2024-1 5.410 01/20/27 300,269
750,000 (b) Porsche Innovative Lease Owner Trust 2024-2 0.000 12/21/26 750,297

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 79,212 (b) Tesla Auto Lease Trust 2024-A 5.373% 06/22/26 $ 79,229
1,250,000 (b) Tesla Auto Lease Trust 2024-B 0.000 01/20/27 1,250,811
200,000 Toyota Auto Receivables 2024-C Owner Trust 5.380 05/17/27 200,132
1,000,000 Toyota Auto Receivables 2024-D Owner Trust 4.550 08/16/27 999,548
500,000 (b) Toyota Lease Owner Trust 2024-B 5.330 02/22/27 500,295
100,000 Verizon Master Trust 5.643 12/20/28 100,225
650,000 Volkswagen Auto Lease Trust 2024-A 5.343 12/21/26 650,578
500,000 (b) Volvo Financial Equipment LLC Series 2024-1 4.560 05/17/27 499,092
89,000 Wells Fargo Commercial Mortgage Trust 2015-NXS1 3.148 05/15/48 88,246
200,000 Wells Fargo Commercial Mortgage Trust 2015-NXS2 3.498 07/15/58 197,825
250,000 Wells Fargo Commercial Mortgage Trust 2015-NXS3 3.617 09/15/57 246,562
168,604 Wells Fargo Commercial Mortgage Trust 2015-P2 3.541 12/15/48 166,667
138,284 Wells Fargo Commercial Mortgage Trust 2016-C35 2.788 07/15/48 136,566
62,112 World Omni Auto Receivables Trust 2023-D 5.910 02/16/27 62,356
300,000 World Omni Auto Receivables Trust 2024-C 5.480 01/18/28 300,429
143,559 World Omni Automobile Lease Securitization Trust 2024-A 5.440 02/16/27 143,520
TOTAL SECURITIZED
(Cost $19,394,755) 19,427,803
TOTAL LONG-TERM INVESTMENTS
(Cost $83,721,738) 83,657,854
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 46.0%
CERTIFICATE OF DEPOSIT - 0.7%
1,000,000 Toronto-Dominion Bank/NY 5.120 01/24/25 1,000,397
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,000,732) 1,000,397
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER - 18.4%
350,000 Apple Inc, 144A 0.000 11/05/24 349,768
1,000,000 Apple Inc, 144A 0 .000 11/22/24 997,115
1,000,000 Apple Inc, 144A 0.000 11/14/24 998,156
1,000,000 Archer-Daniels-Midland Co, 144A 0.000 12/11/24 994,607
750,000 Bank of Montreal 0.000 11/07/24 749,300
451,000 BP Capital Markets PLC, 144A 0.000 11/06/24 450,633
1,500,000 Cabot Trail Funding LLC 0.000 11/05/24 1,498,994
750,000 CABOT TRAIL FUNDING LLC 0.000 12/12/24 745,819
350,000 Cisco Systems Inc 0.000 12/04/24 348,442
715,000 Coca-Cola Co/The, 144A 0.000 11/13/24 713,769
1,000,000 Credit Agricole Corporate and Investment Bank/New York 0.000 11/04/24 999,465
500,000 Danske Bank A/S 0.000 11/18/24 498,799
1,000,000 Duke Energy Corp 0.000 12/04/24 995,464
250,000 Fairway Finance Co LLC, 144A 0.000 01/06/25 247,805
1,000,000 Florida Power & Light Co 0.000 11/20/24 997,303
1,000,000 GTA FUNDING LLC 0.000 01/03/25 991,618
1,000,000 GTA FUNDING LLC 0.000 12/19/24 993,546
750,000 GTA FUNDING LLC 0.000 01/08/25 743,232
250,000 HSBC USA Inc, 144A 0.000 11/12/24 249,597
740,000 ING US Funding LLC 0.000 11/27/24 737,359
500,000 John Deere Financial Inc 0.000 11/13/24 499,136
400,000 Liberty Street Funding LLC, 144A 0.000 11/20/24 398,932
1,000,000 Liberty Street Funding LLC 0.000 01/10/25 990,740
100,000 Lloyds Bank PLC 0.000 12/13/24 99,439
550,000 Magna International Inc 0.000 11/05/24 549,624
750,000 Manhattan Asset Funding Co LLC, 144A 0.000 12/13/24 745,741
1,000,000 PURE GROVE FUNDING 0.000 12/12/24 994,451
500,000 Sheffield Receivables Co LLC, 144A 0.000 11/08/24 499,462
750,000 Sheffield Receivables Co LLC, 144A 0.000 11/19/24 748,093
1,250,000 Siemens Capital Co LLC, 144A 0.000 12/04/24 1,244,484
250,000 Societe Generale SA, 144A 0.000 01/14/25 247,576

Portfolio of Investments October 31, 2024
(continued)
Ultra Short Income ETF (NUSB)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER (continued)
$ 725,000 Sumitomo Mitsui Trust Bank Ltd/Singapore 0.000% 11/13/24 $ 723,752
400,000 Swedbank AB 0.000 12/05/24 398,172
250,000 Swedbank AB 0.000 03/03/25 246,124
750,000 TotalEnergies Capital SA 4.669 12/20/24 745,125
1,000,000 TotalEnergies Capital SA 0.000 11/05/24 999,329
1,100,000 TOTALENERGIES CAPITAL SA 0.000 11/14/24 1,097,945
700,000 VW Credit Inc 0.000 11/26/24 697,537
500,000 VW Credit Inc 0.000 12/04/24 497,708
250,000 Walt Disney Co/The 0.000 11/15/24 249,496
TOTAL COMMERCIAL PAPER
(Cost $27,975,059) 27,973,657
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 22.4%
FINANCIALS - 7.6%
370,000 Aetna Inc 3.500 11/15/24 369,723
1,535,000 Air Lease Corp 2.300 02/01/25 1,523,950
1,720,000 Canadian Imperial Bank of Commerce 5.144 04/28/25 1,723,271
1,410,000 Corebridge Financial Inc 3.500 04/04/25 1,401,284
1,735,000 Elevance Health Inc 2.375 01/15/25 1,724,696
1,720,000 Goldman Sachs Group Inc/The 3.500 04/01/25 1,710,174
455,000 (a),(b) Pacific Life Global Funding II ( SOFR Compounded Index +
0.860% )
5.755 06/16/25 456,636
1,320,000 Truist Bank 1.500 03/10/25 1,304,527
1,320,000 Welltower OP LLC 4.000 06/01/25 1,313,724
TOTAL FINANCIALS 11,527,985
INDUSTRIAL - 13.9%
1,320,000 AbbVie Inc 3.600 05/14/25 1,311,663
970,000 (a) American Honda Finance Corp ( SOFR + 0.550% ) 5.648 02/12/25 970,091
1,705,000 American Tower Corp 2.400 03/15/25 1,688,812
1,535,000 Amgen Inc 5.250 03/02/25 1,536,663
970,000 Becton Dickinson & Co 3.734 12/15/24 968,016
130,000 Carrier Global Corp 2.242 02/15/25 128,987
355,000 Chevron Corp 1.554 05/11/25 349,181
745,000 (a),(b) Daimler Truck Finance North America LLC ( SOFR + 0.750% ) 5 .680 12/13/24 745,494
1,320,000 Enterprise Products Operating LLC 3.750 02/15/25 1,315,314
1,705,000 Fiserv Inc 3.850 06/01/25 1,694,895
1,410,000 General Motors Financial Co Inc 3.800 04/07/25 1,402,938
1,320,000 Marathon Petroleum Corp 4.700 05/01/25 1,318,316
1,095,000 Oracle Corp 2.500 04/01/25 1,084,057
1,530,000 Oracle Corp 2.950 05/15/25 1,513,953
2,080,000 Otis Worldwide Corp 2.056 04/05/25 2,054,222
505,000 Pfizer Inc 0.800 05/28/25 494,217
1,135,000 Philip Morris International Inc 1.500 05/01/25 1,116,927
1,560,000 Reynolds American Inc 4.450 06/12/25 1,554,454
1,000 Verizon Communications Inc 3.376 02/15/25 995
TOTAL INDUSTRIAL 21,249,195
UTILITY - 0.9%
1,320,000 NextEra Energy Capital Holdings Inc 6.051 03/01/25 1,324,296
TOTAL UTILITY 1,324,296
TOTAL CORPORATE DEBT
(Cost $34,101,401) 34,101,476

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 4.5%
$ 6,900,000 United States Treasury Bill 0.000% 12/17/24 $ 6,859,681
TOTAL U.S. TREASURY
(Cost $6,859,597) 6,859,681
TOTAL SHORT-TERM INVESTMENTS
(Cost $69,936,789) 69,935,211
TOTAL INVESTMENTS - 101.2%
(Cost $153,658,527 ) 153,593,065
OTHER ASSETS & LIABILITIES, NET - (1.2)% (1,847,793)
NET ASSETS - 100% $ 151,745,272
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 63,262,660 $ – $ 63,262,660
Government Related – 967,391 – 967,391
Securitized – 19,427,803 – 19,427,803
Short-Term Investments:
Certificate of Deposit – 1,000,397 – 1,000,397
Commercial Paper – 27,973,657 – 27,973,657
Corporate Debt – 34,101,476 – 34,101,476
U.S. Treasury – 6,859,681 – 6,859,681
Total
$ – $ 153,593,065 $ – $ 153,593,065
(a) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $16,970,275 or 11.0% of Total Investments.